As filed with the Securities and Exchange	Registration No. 333-56297
Commission on April 14, 2014	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 48
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq.
ING U.S. Legal Services
1475 Dunwoody Drive,
West Chester, PA 19380-1478
(610) 425-3447
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration
Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2014, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment

Title of Securities Being Registered:
Group or Individual Deferred Variable Annuity Contracts

PART A

SUPPLEMENT Dated May 1, 2014
To the Prospectus Dated May 1, 2014

ING Variable Annuity

Issued by ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call
Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO REORGANIZATIONS

The Board of Trustees of Voya Investors Trust and the Board of Directors of Voya Partners, Inc. approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving
Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Large Cap Growth Portfolio (Class I)
VY Marsico Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio (Class I)
VY MFS Total Return Portfolio (Class I)	VY Invesco Equity and Income Portfolio (Class I)

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving
Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.
Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving
Portfolio, which will be available to new investments. You may provide alternative instructions by calling
Customer Service at the number above. As of the Reorganization Date, all references in the prospectus to the
Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call
Customer Service.

ING Life Insurance and Annuity Company
Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING VARIABLE ANNUITY

May 1, 2014

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by
ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement
Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p) and we no longer offer this Contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B
(the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.
You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in APPENDIX III-Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling Customer Service at 1-800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge, the May 1, 2014 Statement of Additional Information
(“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge, the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and
Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-
SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to
publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C.
20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

ILIAC Variable Annuity –INGVA

Fixed Interest Options.

  ILIAC Guaranteed Account (the “Guaranteed Account”)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account.
However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus. To obtain a copy, write or call Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-
800-366-0066 or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC.
The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “OTHER TOPICS–
Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your contract are:

Fidelity® VIP Equity-Income Portfolio (Class I)	VY Baron Growth Portfolio (Class S)
Voya Balanced Portfolio (Class I)	VY BlackRock Inflation Protected Bond Portfolio (Class S)
Voya Global Bond Portfolio (Class I)	VY BlackRock Large Cap Growth Portfolio (Class I)
Voya Global Perspectives Portfolio (Class ADV)*	VY Clarion Global Real Estate Portfolio (Class S)
Voya Global Resources Portfolio (Class S)	VY Columbia Contrarian Core Portfolio (Class S)
Voya Growth and Income Portfolio (Class I)	VY FMRSM Diversified Mid Cap Portfolio (Class I)
Voya Index Plus LargeCap Portfolio (Class I)	VY Franklin Income Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class I)	VY Franklin Mutual Shares Portfolio (Class S)
Voya International Index Portfolio (Class I)	VY Franklin Templeton Founding Strategy Portfolio (Class S)*
Voya Large Cap Growth Portfolio (Class I)	VY Invesco Equity and Income Portfolio (Class I)
Voya Large Cap Value Portfolio (Class S)	VY JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY JPMorgan Small Cap Core Equity Portfolio (Class I)
Voya Money Market Portfolio (Class I)	VY Marsico Growth Portfolio (Class S)
Voya Multi-Manager Large Cap Core Portfolio (Class I)	VY MFS Total Return Portfolio (Class I)
Voya Retirement Conservative Portfolio (Class ADV)*	VY Oppenheimer Global Portfolio (Class I)
Voya Retirement Growth Portfolio (Class ADV)*	VY Pioneer High Yield Portfolio (Class I)
Voya Retirement Moderate Growth Portfolio (Class ADV)*	VY T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya Retirement Moderate Portfolio (Class ADV)*	VY T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
Voya RussellTM Large Cap Growth Index Portfolio (Class I)	VY T. Rowe Price Equity Income Portfolio (Class S)
Voya RussellTM Large Cap Index Portfolio (Class I)	VY T. Rowe Price Growth Equity Portfolio (Class I)
Voya RussellTM Large Cap Value Index Portfolio (Class I)	VY Templeton Foreign Equity Portfolio (Class I)
Voya Small Company Portfolio (Class I)	VY Templeton Global Growth Portfolio (Class S)
Voya SmallCap Opportunities Portfolio (Class S)

* These investment portfolios are offered in a “fund of funds” structure. See “Investment Options – Mutual Fund (Fund) Descriptions”
and “Fees - Fund Expenses” for more information about these investment portfolios.

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

More information can be found in the appendices.
APPENDIX III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See APPENDIX IV for all subaccounts and valuation information. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio’s summary prospectus.

ILIAC Variable Annuity – INGVA

ILIAC Variable Annuity – INGVA

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.
Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call Customer Service at:

ING
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in
“good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING	ING
Attn: Customer Service	Attn: Customer Service
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term
“contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “FEE TABLE” and the “NEW YORK CONTRACTS” sections of this prospectus.

ILIAC Variable Annuity – INGVA

1

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “PURCHASE AND RIGHTS” for age maximums on the calculation of death benefits. The differences are summarized as follows:

		Option Package I			Option Package II			Option Package III

Mortality and
Expense Risk		0.80%			1.10%			1.25%
Charge[1]:
Death Benefit[2] on	The greater of:			The greatest of:			The greatest of:
Death of the	1.	The sum of all purchase		1.	The sum of all purchase		1.	The sum of all purchase
Annuitant[3]:		payments, adjusted for			payments, adjusted for			payments, adjusted for
		amounts withdrawn or			amounts withdrawn or			amounts withdrawn or applied
		applied to an income phase			applied to an income phase			to an income phase payment
		payment option as of the			payment option as of the			option as of the claim date; or
		claim date; or			claim date; or		2.	The account value on the claim
	2.	The account value on the		2.	The account value on the			date; or
		claim date.			claim date; or		3.	The “step-up value” on the
				3.	The “step-up value” on the			claim date; or
					claim date.		4.	The “roll-up value” on the
								claim date.[4]
Minimum Initial	Non-Qualified:		Qualified:	Non-Qualified:		Qualified:		Non-Qualified:	Qualified:
Purchase Payment[5]:		$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

Free Withdrawals[6]:		10% of your account value		10% of your account value			10% of your account value each
		each account year, non-			each account year, non-			account year, cumulative to a
		cumulative.			cumulative.			maximum 30%.
Nursing Home
Waiver — Waiver		Not
of Early					Available			Available
Withdrawal		Available
Charge[7]:

1	See “FEE TABLE” and “FEES.”
2	See “DEATH BENEFIT.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “PREMIUM BONUS
OPTION-Forfeiture.”
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “DEATH BENEFIT.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4	See the “NEW YORK CONTRACTS” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
5	See “PURCHASE AND RIGHTS.”
6	See “FEES.”
7	See “FEES” and the “NEW YORK CONTRACTS” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “PREMIUM BONUS OPTION.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “FEE TABLE” and “FEES.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
· If you exercise your free look privilege and cancel your contract. See “PREMIUM BONUS OPTION–Forfeiture” and
“RIGHT TO CANCEL.”

ILIAC Variable Annuity – INGVA

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  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION–
  Forfeiture” and “DEATH BENEFIT.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “PREMIUM BONUS OPTION–Forfeiture” and “WITHDRAWALS.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “PREMIUM BONUS OPTION–Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “TRANSFERS BETWEEN OPTION PACKAGES.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt.
See “RIGHT TO CANCEL.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “DEATH BENEFIT.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “THE INCOME PHASE.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances.
See “WITHDRAWALS.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment.
See APPENDIX I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “FEE TABLE” and “FEES.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“TAXATION.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Annuity or other qualified retirement annuities, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates), which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “PURCHASE AND RIGHTS.”

ILIAC Variable Annuity – INGVA

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CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each variable investment option invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “THE INCOME PHASE”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

ILIAC Variable Annuity – INGVA

4

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “THE INCOME
PHASE” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge (As a percentage of payments withdrawn.)

For Contracts Issued Outside of the State of New York

All Contracts (except Roth IRA Contracts Issued Before

September 20, 2000)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts Issued Before September 20, 2000

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%
For Contracts Issued in the State of New York

All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%
Annual Maintenance Fee	$30.00[1]
Transfer Charge	$ 0.00[2]
Overnight Charge	$20.00[3]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “FEES–
TRANSACTION FEES–Annual Maintenance Fee.”
2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “FEES–TRANSACTION FEES–Transfer Charge” for additional information.
3	You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

ILIAC Variable Annuity – INGVA

5

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

	All Account
	Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

ILIAC Variable Annuity – INGVA

6

If You Elect the Premium Bonus Option and Invest in the GET Fund*:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “INVESTMENT OPTIONS” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.34%	2.57%[2]
(12b-1) fees[1], and other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “FEES–FUND EXPENSES” for additional information.
2	Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual trust or fund operating expenses would have been 3.23%.

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Examples:

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York Assuming You Elect the Premium Bonus Option:

For Contracts Issued in the State of New York Assuming You Elect the Premium Bonus Option:

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,152	$1,961	$2,680	$4,466
2)	If you do not withdraw your entire account value or if you select an income phase payment
	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$452	$1,361	$2,280	$4,466

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,152	$1,861	$2,580	$4,466
2)	If you do not withdraw your entire account value or if you select an income phase payment
	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$452	$1,361	$2,280	$4,466

*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share.
Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “FEES–FUND EXPENSES” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“FEES–FUND EXPENSES” for more information.

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How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the SAI.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of
Additional Information.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “OTHER TOPICS–Contract Distribution”). You may purchase an interest (or, in other words, participate)
  in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you
   a   certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

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3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.
4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “DEATH BENEFIT” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “DEATH BENEFIT” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See
“PREMIUM BONUS OPTION–Suitability.”

Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option
	Package I		Package II		Package III
	Non-		Non-		Non-
Minimum Initial	Qualified:	Qualified:*	Qualified:	Qualified:*	Qualified:	Qualified:*
Purchase
Payment	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*	The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $1,000 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

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Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt.
If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “INVESTMENT OPTIONS” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to Customer Service along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation.
Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

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Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “FEES–Reduction or
Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “YOUR ACCOUNT VALUE.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “RIGHT TO CANCEL.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “DEATH BENEFIT.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “WITHDRAWALS.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2008	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase
					payment and we credit your account
					with a 4% ($4,000) premium bonus.
					Your beginning account value equals
					$104,000.
May 2, 2011	--	--	$120,000	$30,000	Assume that your account value grows
					to $120,000 over the next three years
					and you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be
					subject to an early withdrawal charge
					($30,000 minus $12,000 (the 10% free
					withdrawal amount, see “FEES–Free
					Withdrawals”)) and you would pay a
					$1,080 early withdrawal charge (6%
					of $18,000). Additionally, because
					$18,000 is 18% of the $100,000
					purchase payment made in the first
					account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “FEES–Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “NEW YORK CONTRACTS” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

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Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option.
When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account
B, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in APPENDIX III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit
Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the
Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number listed in “CONTRACT
OVERVIEW-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public
Reference Room.

Certain funds are offered in a “fund of funds” structure and may have higher fees and expenses than an investment portfolio that invests directly in debt and equity securities.

Voya GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the
GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your
GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

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Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET
Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the Voya GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the Guaranteed Account or the Fixed Account. The Guaranteed Account
offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see APPENDICES I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

· Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

· Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

· Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies. In other words:

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of
Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.
During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

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Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment.
Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service
, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).
Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

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If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions.
We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See APPENDIX I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES
You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days before an account anniversary.

The following minimum account values need to be met:

	Transfers to		Transfers to
	Option Package I		Option Packages II or III
Minimum Account	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

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	Transfers to		Transfers to		Transfers to
	Option Package I		Option Package II		Option Package III
Death Benefit[1] :		Death Benefit[1] :		Death Benefit[1] :
·	The sum of all purchase	·	The sum of all purchase	·	The sum of all purchase
	payments made, adjusted for		payments made, adjusted for		payments made, adjusted for
	amounts withdrawn or applied		amounts withdrawn or applied		amounts withdrawn or applied
	to an income phase payment		to an income phase payment		to an income phase payment
	option as of the claim date, will		option as of the claim date, will		option as of the claim date, will
	continue to be calculated from		continue to be calculated from		continue to be calculated from
	the account effective date.		the account effective date.		the account effective date.
·	The “step-up value” under	·	If transferring from Option	·	If transferring from Option
	Option Packages II and III will		Package I, the “step-up value”		Package I, the “step-up value”
	terminate on the new schedule		will be calculated beginning on		will be calculated beginning on
	effective date.		the new schedule effective		the new schedule effective
·	The “roll-up value” under		date.		date.
	Option Package III will	·	If transferring from Option	·	If transferring from Option
	terminate on the new schedule		Package III, the “step-up		Package II, the “step-up value”
	effective date.		value” will continue to be		will continue to be calculated
			calculated from the date		from the date calculated under
			calculated under Option		Option Package II.
			Package III.	·	The “roll-up value” will be
		·	The “roll-up value” under		calculated beginning on the
			Option Package III will		new schedule effective date.
terminate on the new schedule
effective date.
Nursing Home Waiver[2] :		Nursing Home Waiver[2] :		Nursing Home Waiver[2] :
·	The availability of the waiver	·	If transferring from Option	·	If transferring from Option
	of the early withdrawal charge		Package I, the waiting period		Package I, the waiting period
	under the Nursing Home		under the Nursing Home		under the Nursing Home
	Waiver will terminate on the		Waiver will begin to be		Waiver will begin to be
	new schedule effective date.		measured from the new		measured from the new
			schedule effective date.		schedule effective date.
		·	If transferring from Option	·	If transferring from Option
			Package III, the waiting period		Package II, the waiting period
			will have been satisfied on the		will have been satisfied on the
			new schedule effective date.		new schedule effective date.
Free Withdrawals[3] :		Free Withdrawals[3] :		Free Withdrawals[3] :
·	If transferring from Option	·	If transferring from Option	·	The cumulative to 30%
	Package III, any available free		Package III, any available free		available free withdrawal
	withdrawal amount in excess of		withdrawal amount in excess of		amount will begin to be
	10% will be lost as of the new		10% will be lost as of the new		calculated as of the new
	schedule effective date.		schedule effective date.		schedule effective date.

1	See “DEATH BENEFIT.”
2	See “FEES–Nursing Home Waiver.”
3	See “FEES–Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fees and Expenses” section below. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts Issued Before September 20, 2000

Completed
Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

For Contracts Issued in the State of New York
All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under
Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “SYSTEMATIC DISTRIBUTION OPTIONS”)); or
  Paid upon termination of your account by us (see “OTHER TOPICS–Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one account year has elapsed since the schedule effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “NEW YORK CONTRACTS” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

Maximum Amount. $30.00

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When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’
fees and expenses, review each fund’s prospectus.

Overnight Fee. You may choose to have a $20.00 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II
0.80%	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “THE
INCOME PHASE–Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

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Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “PREMIUM BONUS OPTION–Premium Bonus Option Charge.”

Voya GET U.S. Core Portfolio Guarantee Charge

Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “INVESTMENT OPTIONS.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
·	The size and type of group to whom the contract is issued;
·	The amount of expected purchase payments;
·	A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
·	The type and frequency of administrative and sales services provided; or
·	The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

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The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.
The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. The types of revenue received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.
  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments.

The Fidelity® Variable Insurance Products Portfolios are the only unaffiliated funds currently offered through the contract. We receive more revenues from affiliated funds than we do from the Fidelity® Variable Insurance Products Portfolios.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” Funds offered in a
“fund of funds” structure (such as the Voya Retirement Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The funds offered in a “fund of funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “OTHER TOPICS–Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0%
to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“TAXATION.”

YOUR ACCOUNT VALUE
During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the Voya GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

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Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.
Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of
1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the Voya GET U.S. Core Portfolio. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is
$5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New
York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or
NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making a Withdrawal:

Select the withdrawal amount.
(1)	Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.
(2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See APPENDICES I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.
Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you
hold	in the various investment options from each investment option in which you have an account value.
Properly complete a disbursement form and deliver it to Customer Service .

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “TAXATION.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New
York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at Customer Service .

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal.
We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Voya GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an Voya GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the
Guaranteed Account (see APPENDIX I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

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SYSTEMATIC DISTRIBUTION OPTIONS
Systematic distribution options may be exercised at any time during the accumulation phase.
Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
The following systematic distribution options may be available:

  SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “TAXATION.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “CONTRACT OVERVIEW-Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “FEES–TRANSACTION FEES–Early Withdrawal Charge–Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “CONTRACT
OVERVIEW-Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to Customer Service . ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “FEES” and “FEE TABLE” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “THE INCOME PHASE.”
Terms to Understand
Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.
Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

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Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at
Customer Service . Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “CONTRACT OVERVIEW-Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	1.	The sum of all	1.	The sum of all purchase	1.	The sum of all purchase payments,
the Annuitant:		purchase payments,		payments, adjusted for		adjusted for amounts withdrawn or
		adjusted for amounts		amounts withdrawn or applied		applied to an income phase payment
		withdrawn or applied		to an income phase payment		option as of the claim date; or
		to an income phase		option as of the claim date; or	2.	The account value* on the claim
		payment option as of	2.	The account value* on the		date; or
		the claim date; or		claim date; or	3.	The “step-up value”* (as described
	2.	The account value* on	3.	The “step-up value”* (as		below) on the claim date; or
		the claim date.		described below) on the claim	4.	The “roll-up value”* (as described
				date.		below) on the claim date.**

*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION– Forfeiture.”
**	See the “NEW YORK CONTRACTS” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

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On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION–Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-
up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “PREMIUM BONUS OPTION–Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “NEW YORK CONTRACTS”
section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.
Subject to the conditions and requirements of state law, unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

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Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;
(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and
(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under
Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account)
who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see APPENDIX I for a discussion of the calculation of the death benefit.

Death Benefit-Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “TAXATION”));
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO, ECO or LEO (described in “SYSTEMATIC DISTRIBUTION OPTIONS”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “TAXATION.”

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For Non-Qualified Contracts.

(1)		If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the
	beneficiary	is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this
	circumstance	the Tax Code does not require distributions under the contract until the successor contract holder’s death.
As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
(a) Continue the contract in the accumulation phase;
(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.
If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.
(2)		If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “TAXATION.”
In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “TAXATION.”
(3)		If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above.
If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under
SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “TAXATION.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any)
selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

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Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “CONTRACT OVERVIEW–
Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer
Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “TAXATION” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.
  See “FEES–FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT–Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “FEES–FEES DEDUCTED FROM INVESTMENTS IN
  THE SEPARATE ACCOUNT–Administrative Expense Charge.”

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  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “FEES–FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT–Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at Customer
Service . Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code.
Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAXATION” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

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Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income-	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
Guaranteed	of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will
Two Lives	be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66T % or 50% of the payment to continue to the surviving annuitant after the first death;
or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end upon the death of both annuitants.

Life Income-	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30
Two Lives-	years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
Payments	death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump
(limited	sum payment equal to the amount originally applied to the income phase payment option (less any
availability-fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)
Life Income-Two	Length of Payments: For as long as either annuitant lives.
Lives-Cash Refund	Continuing Payments: 100% of the payment to continue after the first death.
Option (limited	Death Benefit-Payment to the Beneficiary: When both annuitants die we will pay a lump-sum
availability-fixed	payment equal to the amount applied to the income phase payment option (less any applicable
payments only)	premium tax) and less the total amount of income payments paid.
Nonlifetime Income Phase Payment Option

Nonlifetime-	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected the
Guaranteed	premium bonus option). In certain cases a lump-sum payment may be requested at any time (see
Payments	below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “FEES–Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at Customer Service .

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

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NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “FEE TABLE” and “FEES” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts”
subsection in the “CONTRACT OVERVIEW” section of this prospectus:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

		Option Package I		Option Package II			Option Package III
Mortality and Expense Risk
Charge[1]:		0.80%		1.10%			1.25%
Death Benefit[2] on Death of	The greater of:		The greatest of:			The greatest of:
the Annuitant[3]:	(1)	The sum of all purchase	(1)	The sum of all purchase		(1)	The sum of all purchase
		payments, adjusted for		payments, adjusted for			payments, adjusted for
		amounts withdrawn or		amounts withdrawn or			amounts withdrawn or
		applied to an income		applied to an income			applied to an income
		phase payment option		phase payment option as			phase payment option
		as of the claim date; or		of the claim date; or			as of the claim date; or
	(2)	The account value on	(2)	The account value on the		(2)	The account value on
		the claim date.		claim date; or			the claim date; or
			(3)	The “step-up value” on		(3)	The “step-up value” on
				the claim date.			the claim date.[4]
Minimum Initial Payment/		Non-		Non-			Non-
Account Value[5]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500
(Option Packages Continued)
		Option Package I		Option Package II			Option Package III
Free Withdrawals[6]:	10% of your account value		10% of your account value			10% of your account value
		each account year, non-		each account year, non-			each account year,
		cumulative.		cumulative.		cumulative to a maximum
30%.
Nursing Home Waiver —
Waiver of Early Withdrawal		Not		Not			Not
Charge[7]:		Available		Available			Available

1	See “FEE TABLE” and “FEES.”
2	See “DEATH BENEFIT.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option–Forfeiture” in this section.
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “DEATH BENEFIT.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4	The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.
5	See “PURCHASE AND RIGHTS.
6	See “FEES.”
7	See “FEES.”

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Premium Bonus Option-Forfeiture. The following information about New York contracts replaces the “Forfeiture”
subsection in the “PREMIUM BONUS OPTION” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

If you exercise your free look privilege and cancel your contract. See “RIGHT TO CANCEL.”
If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited
to	the account after or within 12 months of the date of death. See “DEATH BENEFIT.”
If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account
years.	The amount of the premium bonus forfeited will be calculated by:
(1)	Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

Completed Account Years	Amount of Premium
at the Time of the Withdrawal	Bonus Subject to Forfeiture
Less than 1	100%
1 or more but less than 2	100%
2 or more but less than 3	100%
3 or more but less than 4	100%
4 or more but less than 5	100%
5 or more but less than 6	75%
6 or more but less than 7	50%
7 or more	0%

(2)	And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2,	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase payment
2008					and we credit your account with a 4% ($4,000)
					premium bonus. Your beginning account value
					equals $104,000.
May 2,	—	—	$120,000	$30,000	Assume that your account value grows to
2011					$120,000 over the next three years and you
					request a $30,000 withdrawal. $18,000 of that
					$30,000 will be subject to an early withdrawal
					charge ($30,000 minus $12,000 (the 10% free
					withdrawal amount, see “FEES–Free
					Withdrawals”)) and you would pay a $720
					early withdrawal charge (4% of $18,000).
					Additionally, 100% of the premium bonus is
					subject to forfeiture according to the table
					above, and because $18,000 is 18% of the
					$100,000 purchase payment made in the first
					account year, 18% of your $4,000 premium
					bonus, or $720, would be forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “FEES–Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Death Benefit–Death Benefit Amount. The following information about New York contracts replaces the “DEATH BENEFIT” section of this prospectus:

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Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

	Option Package I	Option Package II	Option Package III**

Death Benefit on	The greater of:	The greatest of:	The greatest of:
Death of the	(1) The sum of all	(1) The sum of all purchase	(1) The sum of all purchase
Annuitant:	purchase payments,	payments, adjusted for	payments, adjusted for
	adjusted for amounts	amounts withdrawn or	amounts withdrawn or
	withdrawn or applied	applied to an income	applied to an income
	to an income phase	phase payment option as	phase payment option as
	payment option as of	of the claim date; or	of the claim date; or
	the claim date; or	(2) The account value* on	(2) The account value* on the
	The account value* on	the claim date; or	claim date; or
	the claim date.	The “step-up value”* (as	The “step-up value”* (as
		described below) on the	described below) on the
		claim date.	claim date.**

*	For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option-Forfeiture.”
**	For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.**

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option-Forfeiture” above.

TAXATION

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

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We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. They are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or
408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution or Annuity Starting Date
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax
Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal
Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract.
When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  Made on or after the taxpayer reaches age 59½;
  Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange.
If this occurs, the partial exchange or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract. Furthermore, if the partial exchange occurred prior to the contract owner reaching age 59½, the contract owner may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance companies administer, recognize or report, for U.S. federal income tax purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be by the IRS. You should consult with your tax adviser with respect to any proposed Section 1035 exchange or partial exchange prior to proceeding with any such transaction with respect to your Contract.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2014, your entire balance must be distributed by
August 31, 2019. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

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The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld.
Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.
In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service .

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of
403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-
deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from any other IRA that you own within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a
Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from that Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-
sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in

ILIAC Variable Annuity – INGVA

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restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.
  payment is an eligible rollover distribution unless it is:
  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan; or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA for unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code, to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code
Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if
applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.
  payment is an eligible rollover distribution unless it is:
  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  A required minimum distribution under Tax Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section
401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only).
Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2014, your entire balance must be distributed to the designated beneficiary by December 31, 2019.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

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No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax
Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax advisor about the tax consequences of the guaranteed minimum income feature.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

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Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of
DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-
deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision.
Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
The Company

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47

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of
Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance
Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as
ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol
“VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of
Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

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Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter (distributor) for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial
Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the Securities Investor
Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut
06095-4774.

This contract is no longer available for new purchasers.

The following is a list of broker-dealers that are affiliated with the Company:

·	ING Financial Partners, Inc.	·	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments.
To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the
Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

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  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners Inc.	14.	BC Ziegler and Company
2.	Wells Fargo Advisors, LLC	15.	Securities America, Inc.
3.	UBS Financial Services Inc.	16.	First Allied Securities Inc.
4.	Morgan Stanley Smith Barney LLC	17.	Mid Atlantic Capital Corporation
5.	LPL Financial Corporation	18.	Commonwealth Equity Services, Inc.
6.	Cetera Advisor Networks LLC	19.	Cambridge Investment Research Inc.
7.	Raymond James and Associates Inc.	20.	Ameriprise Financial Services Inc.
8.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	21.	Directed Services LLC
9.	RBC Capital Markets Corporation	22.	US Bancorp Investments, Inc.
10.	Stifel Nicolaus and Company Incorporated	23.	Vanderbilt Securities LLC
11.	Royal Alliance Associates Inc.	24.	Sagepoint Financial Inc.
12.	Edward D. Jones & Co., L.P. dba Edward Jones	25.	Proequities Inc.
13.	FSC Securities Corporation

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another
Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the
SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at Customer Service . An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company to
Customer Service . We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ILIAC Variable Annuity – INGVA

51

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal.
However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’
advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including ING Financial
Advisers, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigationor regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

ILIAC Variable Annuity – INGVA

52

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus, free of charge. Address the form to Customer Service ; the address is shown on the prospectus cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

q	A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, ILIAC ING VARIABLE ANNUITY, 333-56297.
q	THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING LIFE INSURANCE AND ANNUITY COMPANY.

Please Print or Type:

__________________________________________________ Name __________________________________________________ Street Address __________________________________________________ City, State, Zip

INGVA 56297

05/01/2014

ILIAC Variable Annuity – INGVA

53

APPENDIX I
ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:
· The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account.
Guaranteed interest rates will never be less than an annual effective rate of 3%.
· The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed
Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or Customer
Service to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:
· Market Value Adjustment (MVA)- as described in this appendix and in the Guaranteed Account prospectus;
· Tax penalties and/or tax withholding- see “Taxation;”
· Early withdrawal charge- see “Fees;” or
· Maintenance fee- see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option – Forfeiture” and “Withdrawals”
sections of the contract prospectus.

ILIAC Variable Annuity – INGVA	I-1

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed
Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:
· Transfers due to participation in the dollar cost averaging program;
· Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
· Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived;
and
· Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed
Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed
Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date
(“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a)
transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at Customer Service by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

ILIAC Variable Annuity – INGVA	I-2

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract.
However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed
Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and
(4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the
Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange
Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry
Regulatory Authority, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity – INGVA	I-3

APPENDIX II
Fixed Account

General Disclosure.
· The Fixed Account is an investment option available during the accumulation phase under the contract.
· Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
· Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of
1933, as amended.
· Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
· Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
· Additional information about this option may be found in the contract.

Interest Rates.
· The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
· Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

ILIAC Variable Annuity – INGVA	II-1

By notifying Customer Service at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

APPENDIX III
Description of Underlying Funds

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Voya GET U.S. Core Portfolio Series 14	VY Columbia Small Cap Value II Portfolio(Class S)
Voya MidCap Opportunities Portfolio (Class I)	VY T. Rowe Price International Stock Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “ fund of funds.” Funds offered in a
“fund of funds” structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The funds offered in a “fund of funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ILIAC Variable Annuity – INGVA	III-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research Company	the composite yield on the securities comprising the Standard
& Poor's 500® Index.
Subadvisers: FMR Co., Inc. and other investment advisers

Voya Balanced Portfolio	Seeks total return consisting of capital appreciation (both
realized and unrealized) and current income; the secondary
Investment Adviser: Voya Investments, LLC	investment objective is long-term capital appreciation.
Subadviser: Voya Investment Management Co. LLC

Voya Global Bond Portfolio	Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management, Co. LLC

Voya Global Perspectives Portfolio	Seeks total return.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: Voya Investments, LLC	convertible into common stock. It is anticipated that capital
Subadviser: Voya Investment Management Co. LLC	appreciation and investment income will both be major
factors in achieving total return.
Voya Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable
risk. The Portfolio seeks its objective through investments in
Investment Adviser: Voya Investments, LLC	a diversified portfolio consisting primarily of debt securities.
Subadviser: Voya Investment Management Co. LLC	It is anticipated that capital appreciation and investment
income will both be major factors in achieving total return.

Voya International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted International
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

ILIAC Variable Annuity – INGVA	III-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: Voya Investments, LLC	high-quality money market instruments while maintaining a
Subadviser: Voya Investment Management Co. LLC	stable share price of $1.00.

* There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

Voya Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers, LLC and
The London Company of Virginia d/b/a The London Company

Voya Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other Voya Retirement Portfolios.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of the Voya
Subadviser: Voya Investment Management Co. LLC	Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of Voya
Subadviser: Voya Investment Management Co. LLC	Retirement Moderate Portfolio but less than that of Voya
Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of Voya
Subadviser: Voya Investment Management Co. LLC	Retirement Conservative Portfolio but less than that of
Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Growth
Subadviser: Voya Investment Management Co. LLC	Index.

Voya RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Value
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: Voya Investments, LLC	smaller market capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

ILIAC Variable Annuity – INGVA	III-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real
return, consistent with preservation of real capital and
Investment Adviser: Directed Services LLC	prudent investment management.
Subadviser: BlackRock Financial Management, Inc.

VY BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

VY Clarion Global Real Estate Portfolio	Seeks high total return consisting of capital appreciation and current income.
Investment Adviser: Voya Investments, LLC
Subadviser: CBRE Clarion Securities LLC

VY Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers, LLC
VY FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMR is a service mark of Fidelity Management & Research Company

VY Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

VY Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC.

VY Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

VY Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long- term.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

ILIAC Variable Annuity – INGVA	III-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital and secondarily, seeks
Subadviser: Massachusetts Financial Services Company	reasonable opportunity for growth of capital and income.

VY Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY Pioneer High Yield Portfolio	Seeks to maximize total return through income and capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

VY T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its
investment objective to: Seeks a high level of dividend
income as well as long-term growth of capital through
investments in stocks.

VY T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its
investment objective to: Seeks long-term growth through
investments in stocks.

VY Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

VY Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard
& Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Variable Annuity – INGVA	III-5

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a
Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2013, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Portfolio name changes after
December 31, 2013 are not reflected in the following information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING Life Insurance and Annuity Company Variable Annuity Account B available under the Contract for the indicated periods.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.09	$12.99	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21
Value at end of period	$19.15	$15.09	$12.99	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38
Number of accumulation units outstanding at end of period	331,229	372,580	466,333	560,283	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.80	$9.44	$10.02
Value at end of period	$13.17	$10.80	$9.44
Number of accumulation units outstanding at end of period	29,162	19,157	1,403
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.73	$12.68	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$17.66	$14.73	$12.68	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	108,520	135,100	189,030	232,632	306,635	350,045	392,021	531,720	775,024	458,582
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.94	$8.88	$9.55
Value at end of period	$11.30	$9.94	$8.88
Number of accumulation units outstanding at end of period	1,458	1,281	12,460
ING BALANCED PORTFOLIO
Value at beginning of period	$15.16	$13.47	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37
Value at end of period	$17.53	$15.16	$13.47	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32
Number of accumulation units outstanding at end of period	185,490	210,344	260,549	369,598	462,951	577,851	738,056	933,000	1,166,813	1,305,749
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.46	$10.51	$10.38	$8.28	$6.19	$10.63	$10.11	$9.82
Value at end of period	$17.13	$12.46	$10.51	$10.38	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	20,725	18,712	19,840	25,020	33,266	45,908	41,397	137,397

ILIAC Variable Annuity – INGVA

IV 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.27	$10.70	$10.04
Value at end of period	$10.19	$11.27	$10.70
Number of accumulation units outstanding at end of period	76,441	241,788	170,842
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.59	$8.43	$8.63	$7.67	$5.93	$9.80	$10.03
Value at end of period	$12.67	$9.59	$8.43	$8.63	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	298,879	354,887	431,013	498,163	581,106	663,378	796,839
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67	$11.17
Value at end of period	$13.29	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	35,037	37,685	32,948	53,734	63,621	64,670	101,969	70,366
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.36	$9.32	$9.87	$8.89	$6.82	$11.33	$10.98	$9.90
Value at end of period	$13.83	$10.36	$9.32	$9.87	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	6,955	11,221	13,455	24,828	54,870	38,658	29,048	12,160
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.22	$9.92	$10.29	$8.30	$6.72	$10.28	$10.08	$8.88
Value at end of period	$15.56	$11.22	$9.92	$10.29	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	3,992	4,224	5,975	10,618	31,590	42,429	51,801	145,330
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.04	$10.58	$11.96	$9.39	$6.79	$11.24	$9.89	$9.99
Value at end of period	$16.27	$12.04	$10.58	$11.96	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	179,753	202,577	243,531	329,053	395,313	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96	$9.94
Value at end of period	$14.69	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	98,919	109,927	131,563	150,127	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92	$12.84
Value at end of period	$14.23	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	37,746	41,062	55,719	76,946	100,587	81,918	66,062
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.71
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	2,671
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.88	$13.93	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$14.15	$14.88	$13.93	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	247,317	318,045	407,118	512,491	669,257	804,002	908,085	1,038,725	1,293,593

ILIAC Variable Annuity – INGVA

IV 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.92	$11.34	$12.61	$10.46	$7.68	$13.14	$9.96	$10.26
Value at end of period	$12.28	$10.92	$11.34	$12.61	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	37,110	48,961	64,723	81,161	90,285	80,820	81,647	58,435
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.74	$9.36	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60
Value at end of period	$13.90	$10.74	$9.36	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16
Number of accumulation units outstanding at end of period	999,801	961,401	1,179,425	1,175,861	1,032,614	835,276	603,244	822,465	955,103	1,061,351
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.76	$11.26	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84
Value at end of period	$16.80	$12.76	$11.26	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77
Number of accumulation units outstanding at end of period	753,580	871,265	1,067,228	1,379,248	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.38	$17.88	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41
Value at end of period	$19.17	$19.38	$17.88	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93
Number of accumulation units outstanding at end of period	1,136,618	1,026,093	983,416	1,010,389	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.31	$13.02	$14.96	$14.01	$12.08
Value at end of period	$18.41	$15.31	$13.02	$14.96	$14.01
Number of accumulation units outstanding at end of period	41,546	62,069	88,025	95,193	114,512
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.03	$12.56	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$17.37	$14.03	$12.56	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	650,353	745,413	886,984	1,051,196	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.52	$14.02	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$22.80	$16.52	$14.02	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	43,251	50,905	64,301	56,579	70,121	79,400	113,083	172,618	350,676
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.12	$15.49	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$23.50	$18.12	$15.49	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	814,511	255,514	167,708	119,806	133,378	132,881	149,611	212,781	266,161
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.44	$10.10	$10.05
Value at end of period	$14.80	$11.44	$10.10
Number of accumulation units outstanding at end of period	59,703	41,685	13,967
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.13	$9.99	$10.25	$8.64	$6.76	$11.44	$10.11	$9.15
Value at end of period	$14.94	$11.13	$9.99	$10.25	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	1,976	3,076	3,936	7,228	9,310	31,529	26,748	18,994
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.16	$11.92	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$15.51	$13.16	$11.92	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	461,529	554,551	661,258	822,342	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671

ILIAC Variable Annuity – INGVA

IV 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	70,777
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.46	$14.59	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41
Value at end of period	$21.47	$16.46	$14.59	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26
Number of accumulation units outstanding at end of period	75,105	86,329	108,521	108,203	120,545	116,506	148,281	182,941	324,578	349,195
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.61	$12.72	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58
Value at end of period	$12.49	$12.61	$12.72	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60
Number of accumulation units outstanding at end of period	759,685	794,549	932,905	1,343,089	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.72	$11.62	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$16.46	$12.72	$11.62	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	93,319	111,601	126,737	172,869	219,668	276,102	324,341	459,403	552,003
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$19.28	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	529,679	594,918	703,200	830,843	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$10.05	$10.03
Value at end of period	$10.54	$10.83	$10.05
Number of accumulation units outstanding at end of period	94,145	110,962	48,638
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.01	$13.91	$14.14	$12.00	$7.25	$9.94
Value at end of period	$17.81	$16.01	$13.91	$14.14	$12.00	$7.25
Number of accumulation units outstanding at end of period	113,345	145,031	177,613	214,262	257,636	300,691
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.77	$10.08	$9.91
Value at end of period	$11.14	$10.77	$10.08
Number of accumulation units outstanding at end of period	92,136	38,864	6,477
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.36	$10.15	$10.37	$9.38	$9.22
Value at end of period	$13.35	$11.36	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	101,838	102,096	147,464	158,076	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.61	$10.51	$10.60	$9.64	$9.50
Value at end of period	$13.31	$11.61	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	92,291	111,738	125,950	180,398	288,918
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.83	$10.83	$10.71	$9.87	$9.75
Value at end of period	$12.89	$11.83	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	189,452	107,157	139,397	173,062	234,551

ILIAC Variable Annuity – INGVA		IV 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.38	$13.56	$13.14	$11.76	$10.02
Value at end of period	$20.11	$15.38	$13.56	$13.14	$11.76
Number of accumulation units outstanding at end of period	247,102	294,414	332,065	388,905	478,662
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.71	$14.60	$14.37	$12.93	$10.58
Value at end of period	$21.86	$16.71	$14.60	$14.37	$12.93
Number of accumulation units outstanding at end of period	99,581	121,807	159,932	175,664	208,860
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.94	$13.84	$13.86	$12.56	$10.61
Value at end of period	$20.81	$15.94	$13.84	$13.86	$12.56
Number of accumulation units outstanding at end of period	140,458	165,865	187,615	221,902	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.47	$10.08	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49
Value at end of period	$15.76	$11.47	$10.08	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07
Number of accumulation units outstanding at end of period	55,237	57,343	74,535	99,557	106,955	121,748	144,876	172,834	204,440	228,383
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$23.91	$21.08	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67
Value at end of period	$32.63	$23.91	$21.08	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49
Number of accumulation units outstanding at end of period	194,448	223,720	260,349	314,243	371,326	400,462	490,652	684,407	879,607	1,151,775
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.94	$9.64	$10.12
Value at end of period	$13.24	$10.94	$9.64
Number of accumulation units outstanding at end of period	116,907	75,088	12,020
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.23	$14.11	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$21.73	$16.23	$14.11	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	449,859	494,968	569,118	648,916	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.57	$9.96	$10.15	$8.92	$7.20	$11.31	$11.08	$10.04
Value at end of period	$14.87	$11.57	$9.96	$10.15	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	38,281	26,380	81,847	31,792	49,928	65,794	47,108	37,896
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$9.20	$9.87
Value at end of period	$14.94	$10.83	$9.20
Number of accumulation units outstanding at end of period	24,943	15,976	19,420
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.34	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$16.23	$14.34	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	19,560	26,732	35,328	44,882	65,180	97,677	138,555	243,016	192,878
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$7.71	$8.84	$8.20	$6.26	$10.14
Value at end of period	$10.81	$9.07	$7.71	$8.84	$8.20	$6.26
Number of accumulation units outstanding at end of period	172,192	208,213	244,559	383,082	472,634	541,950

ILIAC Variable Annuity – INGVA		IV 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.64	$8.82	$9.45	$8.85	$6.76	$11.31	$11.15	$9.79
Value at end of period	$13.77	$10.64	$8.82	$9.45	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	22,092	14,629	11,291	9,999	8,986	10,164	27,728	15,467

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.76	$11.09	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33
Value at end of period	$16.04	$12.76	$11.09	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31
Number of accumulation units outstanding at end of period	0	0	0	0	8,289	23,444	100,337	131,926	133,994	145,501
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.62	$11.84	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$16.17	$13.62	$11.84	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	0	0	0	0	1,780	14,523	87,482	97,070	49,272	2,432
ING BALANCED PORTFOLIO
Value at beginning of period	$11.22	$10.07	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18
Value at end of period	$12.85	$11.22	$10.07	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85
Number of accumulation units outstanding at end of period	2,238	2,239	2,239	957	3,271	4,275	37,216	46,677	66,062	71,463
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.68	$9.95	$9.92	$8.00	$6.03	$10.46	$10.05	$9.61
Value at end of period	$15.91	$11.68	$9.95	$9.92	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	0	0	0	0	739	2,124	6,323	2,978
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.06	$8.33	$7.47	$5.83	$9.74	$10.03
Value at end of period	$11.88	$9.08	$8.06	$8.33	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	0	0	0	320	4,957	7,515	30,387
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$10.32
Value at end of period	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	0	0	0	389	6,731	12,363	11,301
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.72	$8.82	$9.43	$8.58	$6.65	$11.15	$10.91	$9.50
Value at end of period	$12.84	$9.72	$8.82	$9.43	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,241	11,658	9,975
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.29	$10.02	$11.44	$9.06	$6.62	$11.06	$9.82	$10.28
Value at end of period	$15.11	$11.29	$10.02	$11.44	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	0	0	0	195	8,715	13,867	35,481	95,741

ILIAC Variable Annuity – INGVA

IV 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.94
Value at end of period	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	0	0	0	0	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85	$12.68
Value at end of period	$13.34	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	1,421	2,896	11,357
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.82	$13.06	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$13.01	$13.82	$13.06	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	0	0	0	0	4,005	15,899	140,662	128,634	98,237
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.24	$10.74	$12.05	$10.10	$7.49	$12.93	$9.89	$9.39
Value at end of period	$11.41	$10.24	$10.74	$12.05	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	0	0	0	0	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.45	$7.44	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53
Value at end of period	$10.83	$8.45	$7.44	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94
Number of accumulation units outstanding at end of period	3,045	3,313	3,335	1,873	28,833	43,500	38,070	55,589	64,417	86,309
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.63	$7.69	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26
Value at end of period	$11.26	$8.63	$7.69	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87
Number of accumulation units outstanding at end of period	0	0	0	981	19,840	198,590	372,830	107,306	150,783	174,585
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.38	$15.27	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36
Value at end of period	$16.05	$16.38	$15.27	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72
Number of accumulation units outstanding at end of period	291	0	0	0	18,196	65,938	69,840	63,076	75,004	65,243
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.77	$12.68	$14.72	$13.91	$11.48
Value at end of period	$17.59	$14.77	$12.68	$14.72	$13.91
Number of accumulation units outstanding at end of period	0	0	0	0	1,384
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.03	$11.77	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$15.97	$13.03	$11.77	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	2,422	6,525	92,011	124,372	113,062
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.34	$13.14	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$20.97	$15.34	$13.14	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	0	0	0	0	108	2,397	10,340	15,431	12,055
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.82	$14.52	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$21.61	$16.82	$14.52	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	69	0	0	0	7,048	12,253	27,644	48,619	72,586

ILIAC Variable Annuity – INGVA

IV 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.44	$9.46	$9.80	$8.34	$6.59	$11.25	$10.05	$9.26
Value at end of period	$13.88	$10.44	$9.46	$9.80	$8.34	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,806	2,804
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.22	$11.18	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$14.27	$12.22	$11.18	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	0	0	0	147	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.71	$13.16	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20
Value at end of period	$19.00	$14.71	$13.16	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94
Number of accumulation units outstanding at end of period	0	0	0	0	1,712	2,772	19,247	32,261	40,741	42,360
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.17	$10.36	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19
Value at end of period	$9.98	$10.17	$10.36	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10
Number of accumulation units outstanding at end of period	116	0	0	603	2,779	44,564	441,840	806,410	579,969	234,870
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.81	$10.90	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$15.14	$11.81	$10.90	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	3,593	8,422	23,331	44,031	48,242
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$17.73	$14.22	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	63	63	64	353	5,690	7,176	65,838	97,726	141,518
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.35	$13.46	$13.82	$11.84	$7.22	$9.93
Value at end of period	$16.91	$15.35	$13.46	$13.82	$11.84	$7.22
Number of accumulation units outstanding at end of period	0	0	0	314	3,925	13,504
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	0	0	0	0	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.88	$13.25	$12.96	$11.71	$10.02
Value at end of period	$19.27	$14.88	$13.25	$12.96	$11.71
Number of accumulation units outstanding at end of period	0	0	0	206	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.12	$14.22	$14.14	$12.84	$10.95
Value at end of period	$20.89	$16.12	$14.22	$14.14	$12.84
Number of accumulation units outstanding at end of period	0	0	0	3,535	6,808

ILIAC Variable Annuity – INGVA		IV 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.37	$13.48	$13.63	$12.47	$10.63
Value at end of period	$19.89	$15.37	$13.48	$13.63	$12.47
Number of accumulation units outstanding at end of period	0	0	0	0	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.25	$9.09	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32
Value at end of period	$13.95	$10.25	$9.09	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,971	35,408	41,407	53,187	38,830
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$15.32	$13.64	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56
Value at end of period	$20.71	$15.32	$13.64	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72
Number of accumulation units outstanding at end of period	78	78	78	78	3,614	12,111	51,932	64,131	59,629	60,875
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.07	$13.23	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$19.98	$15.07	$13.23	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	0	0	0	164	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.85	$9.43	$9.70	$8.60	$7.02	$11.13	$11.01	$9.74
Value at end of period	$13.81	$10.85	$9.43	$9.70	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	0	0	0	0	510	510	4,245	3,937
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$14.93	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,283	19,967	19,716	11,954
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.67	$7.44	$8.61	$8.07	$6.22	$10.14
Value at end of period	$10.23	$8.67	$7.44	$8.61	$8.07	$6.22
Number of accumulation units outstanding at end of period	108	108	109	109	9,433	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.98	$8.36	$9.03	$8.54	$6.58	$11.13	$11.08	$9.24
Value at end of period	$12.79	$9.98	$8.36	$9.03	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	3,230	3,868	11,799	9,716

ILIAC Variable Annuity – INGVA

IV 9

PART B

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY
ING VARIABLE ANNUITY
Statement of Additional Information
Dated
May 1, 2014

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for
Variable Annuity Account B (the “Separate Account”) dated May 1, 2014.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
Customer Service
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-366-0066

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page

General Information and History	2
Variable Annuity Account B of ING Life Insurance and Annuity Company	2
Offering and Purchase of Contracts	2
Income Phase Payments	3
Sales Material and Advertising	4
Experts	4
Condensed Financial Information	CFI-1
Financial Statements of the Separate Account (Variable Annuity Account B) of ING Life Insurance and	S-1
Annuity Company
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

                                                      GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of
Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance
Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as
ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol
“VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

                                                            VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

                                                     OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial
Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers,
LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection
Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-
4774. ING Financial Advisers, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

2

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2013, 2012 and 2011 and amounted to $1,051,409, $1,907,879.60 and $1,807,861.34, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life
Insurance and Annuity Company.

                                                            INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current
Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be
.9959968 = .9998663^30.

3

                                                SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the
percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The
purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine,
USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques
(such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                                                                          EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December
31, 2013, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING Life Insurance and Annuity Company Variable Annuity Account B available under the Contract for the indicated periods. This information is current through December 31, 2013, including portfolio names. Portfolio name changes after December 31, 2013 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.09	$12.99	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21
Value at end of period	$19.15	$15.09	$12.99	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38
Number of accumulation units outstanding at end of period	331,229	372,580	466,333	560,283	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.80	$9.44	$10.02
Value at end of period	$13.17	$10.80	$9.44
Number of accumulation units outstanding at end of period	29,162	19,157	1,403
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.73	$12.68	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$17.66	$14.73	$12.68	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	108,520	135,100	189,030	232,632	306,635	350,045	392,021	531,720	775,024	458,582
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.94	$8.88	$9.55
Value at end of period	$11.30	$9.94	$8.88
Number of accumulation units outstanding at end of period	1,458	1,281	12,460
ING BALANCED PORTFOLIO
Value at beginning of period	$15.16	$13.47	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37
Value at end of period	$17.53	$15.16	$13.47	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32
Number of accumulation units outstanding at end of period	185,490	210,344	260,549	369,598	462,951	577,851	738,056	933,000	1,166,813	1,305,749
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.46	$10.51	$10.38	$8.28	$6.19	$10.63	$10.11	$9.82
Value at end of period	$17.13	$12.46	$10.51	$10.38	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	20,725	18,712	19,840	25,020	33,266	45,908	41,397	137,397
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.27	$10.70	$10.04
Value at end of period	$10.19	$11.27	$10.70
Number of accumulation units outstanding at end of period	76,441	241,788	170,842
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.59	$8.43	$8.63	$7.67	$5.93	$9.80	$10.03
Value at end of period	$12.67	$9.59	$8.43	$8.63	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	298,879	354,887	431,013	498,163	581,106	663,378	796,839

ILIAC Variable Annuity – INGVA

CFI 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67	$11.17
Value at end of period	$13.29	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	35,037	37,685	32,948	53,734	63,621	64,670	101,969	70,366
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.36	$9.32	$9.87	$8.89	$6.82	$11.33	$10.98	$9.90
Value at end of period	$13.83	$10.36	$9.32	$9.87	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	6,955	11,221	13,455	24,828	54,870	38,658	29,048	12,160
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.22	$9.92	$10.29	$8.30	$6.72	$10.28	$10.08	$8.88
Value at end of period	$15.56	$11.22	$9.92	$10.29	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	3,992	4,224	5,975	10,618	31,590	42,429	51,801	145,330
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.04	$10.58	$11.96	$9.39	$6.79	$11.24	$9.89	$9.99
Value at end of period	$16.27	$12.04	$10.58	$11.96	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	179,753	202,577	243,531	329,053	395,313	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96	$9.94
Value at end of period	$14.69	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	98,919	109,927	131,563	150,127	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92	$12.84
Value at end of period	$14.23	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	37,746	41,062	55,719	76,946	100,587	81,918	66,062
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.71
Value at end of period	$12.84
Number of accumulation units outstanding at end of period	2,671
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.88	$13.93	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$14.15	$14.88	$13.93	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	247,317	318,045	407,118	512,491	669,257	804,002	908,085	1,038,725	1,293,593
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.92	$11.34	$12.61	$10.46	$7.68	$13.14	$9.96	$10.26
Value at end of period	$12.28	$10.92	$11.34	$12.61	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	37,110	48,961	64,723	81,161	90,285	80,820	81,647	58,435
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.74	$9.36	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60
Value at end of period	$13.90	$10.74	$9.36	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16
Number of accumulation units outstanding at end of period	999,801	961,401	1,179,425	1,175,861	1,032,614	835,276	603,244	822,465	955,103	1,061,351
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.76	$11.26	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84
Value at end of period	$16.80	$12.76	$11.26	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77
Number of accumulation units outstanding at end of period	753,580	871,265	1,067,228	1,379,248	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569

ILIAC Variable Annuity – INGVA		CFI 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.38	$17.88	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41
Value at end of period	$19.17	$19.38	$17.88	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93
Number of accumulation units outstanding at end of period	1,136,618	1,026,093	983,416	1,010,389	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.31	$13.02	$14.96	$14.01	$12.08
Value at end of period	$18.41	$15.31	$13.02	$14.96	$14.01
Number of accumulation units outstanding at end of period	41,546	62,069	88,025	95,193	114,512
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.03	$12.56	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$17.37	$14.03	$12.56	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	650,353	745,413	886,984	1,051,196	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.52	$14.02	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$22.80	$16.52	$14.02	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	43,251	50,905	64,301	56,579	70,121	79,400	113,083	172,618	350,676
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.12	$15.49	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$23.50	$18.12	$15.49	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	814,511	255,514	167,708	119,806	133,378	132,881	149,611	212,781	266,161
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.44	$10.10	$10.05
Value at end of period	$14.80	$11.44	$10.10
Number of accumulation units outstanding at end of period	59,703	41,685	13,967
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.13	$9.99	$10.25	$8.64	$6.76	$11.44	$10.11	$9.15
Value at end of period	$14.94	$11.13	$9.99	$10.25	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	1,976	3,076	3,936	7,228	9,310	31,529	26,748	18,994
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.16	$11.92	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$15.51	$13.16	$11.92	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	461,529	554,551	661,258	822,342	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	70,777
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.46	$14.59	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41
Value at end of period	$21.47	$16.46	$14.59	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26
Number of accumulation units outstanding at end of period	75,105	86,329	108,521	108,203	120,545	116,506	148,281	182,941	324,578	349,195
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.61	$12.72	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58
Value at end of period	$12.49	$12.61	$12.72	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60
Number of accumulation units outstanding at end of period	759,685	794,549	932,905	1,343,089	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301

ILIAC Variable Annuity – INGVA

CFI 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.72	$11.62	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$16.46	$12.72	$11.62	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	93,319	111,601	126,737	172,869	219,668	276,102	324,341	459,403	552,003
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$19.28	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	529,679	594,918	703,200	830,843	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$10.05	$10.03
Value at end of period	$10.54	$10.83	$10.05
Number of accumulation units outstanding at end of period	94,145	110,962	48,638
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.01	$13.91	$14.14	$12.00	$7.25	$9.94
Value at end of period	$17.81	$16.01	$13.91	$14.14	$12.00	$7.25
Number of accumulation units outstanding at end of period	113,345	145,031	177,613	214,262	257,636	300,691
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.77	$10.08	$9.91
Value at end of period	$11.14	$10.77	$10.08
Number of accumulation units outstanding at end of period	92,136	38,864	6,477
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.36	$10.15	$10.37	$9.38	$9.22
Value at end of period	$13.35	$11.36	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	101,838	102,096	147,464	158,076	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.61	$10.51	$10.60	$9.64	$9.50
Value at end of period	$13.31	$11.61	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	92,291	111,738	125,950	180,398	288,918
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.83	$10.83	$10.71	$9.87	$9.75
Value at end of period	$12.89	$11.83	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	189,452	107,157	139,397	173,062	234,551
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.38	$13.56	$13.14	$11.76	$10.02
Value at end of period	$20.11	$15.38	$13.56	$13.14	$11.76
Number of accumulation units outstanding at end of period	247,102	294,414	332,065	388,905	478,662
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.71	$14.60	$14.37	$12.93	$10.58
Value at end of period	$21.86	$16.71	$14.60	$14.37	$12.93
Number of accumulation units outstanding at end of period	99,581	121,807	159,932	175,664	208,860

ILIAC Variable Annuity – INGVA

CFI 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.94	$13.84	$13.86	$12.56	$10.61
Value at end of period	$20.81	$15.94	$13.84	$13.86	$12.56
Number of accumulation units outstanding at end of period	140,458	165,865	187,615	221,902	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.47	$10.08	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49
Value at end of period	$15.76	$11.47	$10.08	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07
Number of accumulation units outstanding at end of period	55,237	57,343	74,535	99,557	106,955	121,748	144,876	172,834	204,440	228,383
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$23.91	$21.08	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67
Value at end of period	$32.63	$23.91	$21.08	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49
Number of accumulation units outstanding at end of period	194,448	223,720	260,349	314,243	371,326	400,462	490,652	684,407	879,607	1,151,775
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.94	$9.64	$10.12
Value at end of period	$13.24	$10.94	$9.64
Number of accumulation units outstanding at end of period	116,907	75,088	12,020
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.23	$14.11	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$21.73	$16.23	$14.11	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	449,859	494,968	569,118	648,916	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.57	$9.96	$10.15	$8.92	$7.20	$11.31	$11.08	$10.04
Value at end of period	$14.87	$11.57	$9.96	$10.15	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	38,281	26,380	81,847	31,792	49,928	65,794	47,108	37,896
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$9.20	$9.87
Value at end of period	$14.94	$10.83	$9.20
Number of accumulation units outstanding at end of period	24,943	15,976	19,420
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.34	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$16.23	$14.34	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	19,560	26,732	35,328	44,882	65,180	97,677	138,555	243,016	192,878
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$7.71	$8.84	$8.20	$6.26	$10.14
Value at end of period	$10.81	$9.07	$7.71	$8.84	$8.20	$6.26
Number of accumulation units outstanding at end of period	172,192	208,213	244,559	383,082	472,634	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.64	$8.82	$9.45	$8.85	$6.76	$11.31	$11.15	$9.79
Value at end of period	$13.77	$10.64	$8.82	$9.45	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	22,092	14,629	11,291	9,999	8,986	10,164	27,728	15,467

ILIAC Variable Annuity – INGVA

CFI 5

Condensed Financial Information (continued)

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.44	$12.47	$12.50	$11.00	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02
Value at end of period	$18.28	$14.44	$12.47	$12.50	$11.00	$8.55	$15.10	$15.06	$12.69	$12.14
Number of accumulation units outstanding at end of period	511,281	583,799	725,732	853,271	978,626	1,181,565	1,413,860	1,930,750	2,518,931	2,738,588
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.75	$9.42	$9.59
Value at end of period	$13.06	$10.75	$9.42
Number of accumulation units outstanding at end of period	29,505	19,810	2,806
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.37	$12.41	$14.68	$13.94	$9.91	$17.45	$14.80	$12.66	$10.60	$9.92
Value at end of period	$17.17	$14.37	$12.41	$14.68	$13.94	$9.91	$17.45	$14.80	$12.66	$10.60
Number of accumulation units outstanding at end of period	159,450	185,171	239,962	338,482	468,626	526,282	517,521	701,548	632,879	128,126
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$9.89	$8.86	$9.56
Value at end of period	$11.21	$9.89	$8.86
Number of accumulation units outstanding at end of period	5,464	3,054	758
ING BALANCED PORTFOLIO
Value at beginning of period	$14.51	$12.93	$13.27	$11.77	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18
Value at end of period	$16.72	$14.51	$12.93	$13.27	$11.77	$10.00	$14.09	$13.51	$12.44	$12.08
Number of accumulation units outstanding at end of period	175,678	212,718	263,165	322,200	403,318	484,220	547,915	750,983	924,758	964,065
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.21	$10.33	$10.23	$8.19	$6.14	$10.58	$10.09	$10.18
Value at end of period	$16.74	$12.21	$10.33	$10.23	$8.19	$6.14	$10.58	$10.09
Number of accumulation units outstanding at end of period	41,206	37,536	39,833	36,666	36,955	32,127	24,933	71,497
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.21	$10.68	$10.08
Value at end of period	$10.11	$11.21	$10.68
Number of accumulation units outstanding at end of period	76,220	83,885	40,079
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.42	$8.31	$8.53	$7.60	$5.90	$9.78	$10.03
Value at end of period	$12.42	$9.42	$8.31	$8.53	$7.60	$5.90	$9.78
Number of accumulation units outstanding at end of period	398,223	472,906	567,416	690,112	782,479	896,771	1,095,179
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	36,432	33,575	32,602	36,542	34,960	27,093	18,591	12,418
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15	$9.16	$9.73	$8.79	$6.77	$11.27	$10.96	$10.09
Value at end of period	$13.51	$10.15	$9.16	$9.73	$8.79	$6.77	$11.27	$10.96
Number of accumulation units outstanding at end of period	31,570	43,811	48,291	75,470	61,406	53,798	38,374	19,537

ILIAC Variable Annuity – INGVA		CFI 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$10.24
Value at end of period	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	9,563	11,016	12,486	17,066	22,632	32,316	37,485	63,674
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.80	$10.40	$11.79	$9.29	$6.74	$11.19	$9.87	$9.99
Value at end of period	$15.89	$11.80	$10.40	$11.79	$9.29	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	201,925	244,203	281,129	361,487	396,491	466,427	545,789	667,246
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.99
Value at end of period	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	172,256	159,005	140,723	138,963	173,292	177,286	173,785	80,343
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90	$12.57
Value at end of period	$13.94	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	47,992	46,305	54,084	62,711	110,531	115,204	116,235
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.40	$9.74
Value at end of period	$12.73	$10.40
Number of accumulation units outstanding at end of period	0	936
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11	$10.01
Value at end of period	$13.78	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	398,926	459,826	527,821	645,726	730,572	877,000	939,889	1,340,318	1,677,193
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.70	$11.15	$12.43	$10.35	$7.62	$13.08	$9.94	$10.36
Value at end of period	$12.00	$10.70	$11.15	$12.43	$10.35	$7.62	$13.08	$9.94
Number of accumulation units outstanding at end of period	40,416	51,318	61,380	64,017	70,792	72,902	50,413	39,399
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.28	$8.99	$9.13	$8.10	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48
Value at end of period	$13.26	$10.28	$8.99	$9.13	$8.10	$6.30	$10.22	$9.64	$8.55	$8.00
Number of accumulation units outstanding at end of period	1,116,415	1,011,632	1,181,266	1,156,166	967,785	545,596	579,841	775,592	978,108	1,142,343
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.21	$10.81	$10.95	$9.73	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68
Value at end of period	$16.03	$12.21	$10.81	$10.95	$9.73	$8.00	$12.90	$12.44	$11.00	$10.57
Number of accumulation units outstanding at end of period	703,790	937,960	1,100,174	1,262,708	1,446,039	1,173,295	1,379,556	1,519,687	1,983,342	2,357,139
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.54	$17.17	$16.17	$14.90	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19
Value at end of period	$18.29	$18.54	$17.17	$16.17	$14.90	$13.53	$14.97	$14.30	$13.91	$13.66
Number of accumulation units outstanding at end of period	1,350,169	1,387,546	1,265,156	1,214,589	1,115,646	1,064,004	871,275	1,076,685	1,238,719	1,246,912
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.14	$12.91	$14.89	$13.98	$11.77
Value at end of period	$18.15	$15.14	$12.91	$14.89	$13.98
Number of accumulation units outstanding at end of period	48,236	54,999	65,951	84,622	101,064

ILIAC Variable Annuity – INGVA

CFI 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89	$10.06
Value at end of period	$16.91	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	724,319	811,023	975,223	1,179,641	1,456,310	1,750,546	1,930,759	2,565,653	3,045,909
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.14	$13.74	$14.06	$11.20	$8.90	$12.82	$13.19	$11.42	$10.38
Value at end of period	$22.21	$16.14	$13.74	$14.06	$11.20	$8.90	$12.82	$13.19	$11.42
Number of accumulation units outstanding at end of period	41,897	42,763	65,710	69,829	80,748	87,644	102,195	166,054	198,719
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.70	$15.18	$15.00	$13.26	$9.40	$13.11	$11.86	$11.34	$10.74
Value at end of period	$22.89	$17.70	$15.18	$15.00	$13.26	$9.40	$13.11	$11.86	$11.34
Number of accumulation units outstanding at end of period	980,649	372,581	250,129	141,271	160,854	178,915	206,655	265,688	370,606
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.37	$10.07	$10.05
Value at end of period	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	37,480	22,110	15,521
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.91	$9.82	$10.11	$8.54	$6.71	$11.38	$10.09	$10.13
Value at end of period	$14.60	$10.91	$9.82	$10.11	$8.54	$6.71	$11.38	$10.09
Number of accumulation units outstanding at end of period	19,577	18,213	22,732	24,816	23,542	24,092	16,127	7,360
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.85	$11.68	$11.61	$10.68	$9.15	$11.91	$11.56	$10.43	$10.07
Value at end of period	$15.11	$12.85	$11.68	$11.61	$10.68	$9.15	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	585,475	648,122	805,593	1,132,920	1,386,918	1,615,945	2,036,080	2,874,990	3,876,560
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	56,202
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.89	$14.13	$14.42	$11.23	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34
Value at end of period	$20.66	$15.89	$14.13	$14.42	$11.23	$8.07	$13.12	$10.59	$9.96	$9.16
Number of accumulation units outstanding at end of period	64,002	80,555	89,506	94,156	85,586	121,642	131,826	201,732	315,418	347,515
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.07	$12.22	$12.37	$12.49	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39
Value at end of period	$11.92	$12.07	$12.22	$12.37	$12.49	$12.61	$12.44	$11.98	$11.57	$11.37
Number of accumulation units outstanding at end of period	930,436	1,173,203	1,468,022	1,898,932	2,595,401	3,116,885	2,846,918	3,939,178	4,622,461	3,781,977
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.43	$11.39	$12.05	$10.51	$8.55	$13.22	$12.71	$11.00	$10.23
Value at end of period	$16.03	$12.43	$11.39	$12.05	$10.51	$8.55	$13.22	$12.71	$11.00
Number of accumulation units outstanding at end of period	184,005	212,874	252,372	285,980	352,635	419,246	535,982	702,557	914,117
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	512,075	608,619	723,858	827,569	930,294	1,047,042	1,190,137	1,527,189	1,802,269

ILIAC Variable Annuity – INGVA		CFI 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.77	$10.03	$10.04
Value at end of period	$10.45	$10.77	$10.03
Number of accumulation units outstanding at end of period	106,541	70,973	37,114
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.80	$13.77	$14.04	$11.95	$7.24	$9.94
Value at end of period	$17.52	$15.80	$13.77	$14.04	$11.95	$7.24
Number of accumulation units outstanding at end of period	263,703	300,946	327,218	365,168	388,308	422,502
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.72	$10.06	$9.73
Value at end of period	$11.05	$10.72	$10.06
Number of accumulation units outstanding at end of period	106,075	55,399	15,911
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	162,958	167,792	173,888	229,144	212,629
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$13.14	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	133,667	173,438	258,645	299,651	349,777
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	158,320	187,763	233,433	282,461	396,344
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.22	$13.46	$13.08	$11.74	$10.02
Value at end of period	$19.84	$15.22	$13.46	$13.08	$11.74
Number of accumulation units outstanding at end of period	275,513	336,018	388,116	453,732	518,847
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.53	$14.48	$14.30	$12.90	$10.97
Value at end of period	$21.55	$16.53	$14.48	$14.30	$12.90
Number of accumulation units outstanding at end of period	138,593	155,117	208,037	259,173	319,623
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.76	$13.73	$13.79	$12.53	$10.65
Value at end of period	$20.52	$15.76	$13.73	$13.79	$12.53
Number of accumulation units outstanding at end of period	133,992	165,797	198,421	259,241	340,110
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.07	$9.75	$9.83	$7.53	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44
Value at end of period	$15.17	$11.07	$9.75	$9.83	$7.53	$5.84	$9.04	$8.33	$7.51	$6.99
Number of accumulation units outstanding at end of period	72,198	86,964	96,541	102,961	87,766	104,013	115,577	192,022	247,139	249,195
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.89	$20.24	$21.02	$17.11	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45
Value at end of period	$31.14	$22.89	$20.24	$21.02	$17.11	$13.58	$19.95	$19.08	$16.54	$15.19
Number of accumulation units outstanding at end of period	144,977	172,146	210,059	274,077	311,928	357,244	424,905	523,573	657,269	743,438

ILIAC Variable Annuity – INGVA		CFI 9

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.88	$9.62	$10.01
Value at end of period	$13.13	$10.88	$9.62
Number of accumulation units outstanding at end of period	42,273	33,752	2,649
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70	$10.04
Value at end of period	$21.17	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	338,106	409,621	487,416	551,655	636,044	710,684	794,971	1,040,224	1,300,668
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.34	$9.79	$10.01	$8.82	$7.14	$11.25	$11.05	$9.96
Value at end of period	$14.52	$11.34	$9.79	$10.01	$8.82	$7.14	$11.25	$11.05
Number of accumulation units outstanding at end of period	60,335	50,212	60,559	98,124	100,785	89,803	27,334	19,203
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.77	$9.18	$9.87
Value at end of period	$14.82	$10.77	$9.18
Number of accumulation units outstanding at end of period	25,152	20,592	14,737
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.01	$11.94	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43	$10.10
Value at end of period	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	38,777	47,184	68,016	82,387	91,954	131,110	145,346	184,873	248,833
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.95	$7.62	$8.77	$8.16	$6.25	$10.14
Value at end of period	$10.63	$8.95	$7.62	$8.77	$8.16	$6.25
Number of accumulation units outstanding at end of period	336,036	412,107	451,593	520,351	549,593	638,393
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.43	$8.67	$9.32	$8.75	$6.70	$11.25	$11.12	$10.02
Value at end of period	$13.45	$10.43	$8.67	$9.32	$8.75	$6.70	$11.25	$11.12
Number of accumulation units outstanding at end of period	13,716	15,906	18,154	18,364	19,974	20,252	23,755	11,918

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.13	$12.22	$12.27	$10.81	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93
Value at end of period	$17.85	$14.13	$12.22	$12.27	$10.81	$8.42	$14.89	$14.87	$12.55	$12.02
Number of accumulation units outstanding at end of period	145,665	165,247	210,936	255,691	296,023	325,453	393,081	537,979	815,057	988,726
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.72	$9.41	$9.80
Value at end of period	$13.01	$10.72	$9.41
Number of accumulation units outstanding at end of period	64,570	23,451	7,936

ILIAC Variable Annuity – INGVA

CFI 10

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.20	$12.28	$14.54	$13.83	$9.85	$17.36	$14.75	$12.64	$10.60	$10.00
Value at end of period	$16.94	$14.20	$12.28	$14.54	$13.83	$9.85	$17.36	$14.75	$12.64	$10.60
Number of accumulation units outstanding at end of period	99,199	117,676	195,710	199,692	203,080	215,650	185,031	217,631	277,605	149,631
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.87	$8.85	$9.23
Value at end of period	$11.16	$9.87	$8.85
Number of accumulation units outstanding at end of period	2,165	4,434	437
ING BALANCED PORTFOLIO
Value at beginning of period	$14.19	$12.67	$13.02	$11.57	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09
Value at end of period	$16.34	$14.19	$12.67	$13.02	$11.57	$9.84	$13.88	$13.34	$12.30	$11.97
Number of accumulation units outstanding at end of period	97,879	104,850	123,111	155,580	173,959	228,510	273,547	328,104	416,857	429,399
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.08	$10.24	$10.16	$8.15	$6.11	$10.55	$10.08	$9.10
Value at end of period	$16.54	$12.08	$10.24	$10.16	$8.15	$6.11	$10.55	$10.08
Number of accumulation units outstanding at end of period	17,084	12,078	12,690	15,814	13,115	15,119	9,324	48,655
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.18	$10.66	$10.03
Value at end of period	$10.07	$11.18	$10.66
Number of accumulation units outstanding at end of period	45,217	46,191	20,241
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.34	$8.26	$8.48	$7.57	$5.88	$9.77	$10.03
Value at end of period	$12.29	$9.34	$8.26	$8.48	$7.57	$5.88	$9.77
Number of accumulation units outstanding at end of period	203,416	219,853	247,806	261,337	307,529	322,430	380,284
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.31
Value at end of period	$12.83	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	14,792	17,508	17,970	13,867	11,939	11,943	8,482	18,346
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05	$9.08	$9.66	$8.74	$6.74	$11.24	$10.95	$9.66
Value at end of period	$13.35	$10.05	$9.08	$9.66	$8.74	$6.74	$11.24	$10.95
Number of accumulation units outstanding at end of period	42,127	43,205	46,791	39,526	32,120	31,403	19,203	14,732
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$9.68
Value at end of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	4,678	4,980	6,478	6,946	16,283	20,158	19,063	44,497
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.68	$10.31	$11.71	$9.23	$6.71	$11.16	$9.86	$9.99
Value at end of period	$15.71	$11.68	$10.31	$11.71	$9.23	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	90,815	96,485	118,023	144,534	157,489	167,234	197,400	158,234
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.55	$11.30	$11.18	$10.04	$7.71	$11.06	$10.93	$10.02
Value at end of period	$14.19	$12.55	$11.30	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	92,434	86,249	96,278	90,855	92,866	83,210	94,556	33,373

ILIAC Variable Annuity – INGVA		CFI 11

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89	$12.58
Value at end of period	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	21,303	22,528	28,469	37,826	32,738	33,368	28,461
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$10.37	$10.12
Value at end of period	$12.68	$10.37
Number of accumulation units outstanding at end of period	294	57
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10	$10.01
Value at end of period	$13.60	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	163,173	194,353	225,090	269,914	289,141	312,909	302,141	439,968	582,518
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.59	$11.05	$12.34	$10.29	$7.59	$13.04	$9.93	$10.50
Value at end of period	$11.86	$10.59	$11.05	$12.34	$10.29	$7.59	$13.04	$9.93
Number of accumulation units outstanding at end of period	18,530	24,449	24,263	25,628	26,729	34,320	25,587	17,201
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.05	$8.81	$8.96	$7.96	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42
Value at end of period	$12.95	$10.05	$8.81	$8.96	$7.96	$6.20	$10.08	$9.52	$8.45	$7.93
Number of accumulation units outstanding at end of period	507,710	480,047	537,929	404,305	434,521	289,631	248,816	294,206	348,895	388,591
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.95	$10.59	$10.75	$9.56	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60
Value at end of period	$15.66	$11.95	$10.59	$10.75	$9.56	$7.87	$12.72	$12.28	$10.87	$10.46
Number of accumulation units outstanding at end of period	281,243	367,761	427,334	504,735	577,336	578,161	643,154	720,006	864,908	1,023,641
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.14	$16.82	$15.86	$14.65	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08
Value at end of period	$17.87	$18.14	$16.82	$15.86	$14.65	$13.31	$14.75	$14.11	$13.75	$13.52
Number of accumulation units outstanding at end of period	807,049	777,505	494,818	459,375	467,821	400,492	288,324	360,942	454,456	438,603
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.05	$12.86	$14.85	$13.96	$12.86
Value at end of period	$18.02	$15.05	$12.86	$14.85	$13.96
Number of accumulation units outstanding at end of period	34,195	33,287	35,199	40,101	45,563
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88	$10.06
Value at end of period	$16.69	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	297,156	320,411	352,055	413,205	486,863	562,571	613,001	800,174	991,075
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.95	$13.60	$13.94	$11.12	$8.85	$12.76	$13.15	$11.40	$10.06
Value at end of period	$21.92	$15.95	$13.60	$13.94	$11.12	$8.85	$12.76	$13.15	$11.40
Number of accumulation units outstanding at end of period	21,092	22,270	25,770	20,072	21,963	26,914	24,666	44,228	87,952
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.50	$15.03	$14.87	$13.16	$9.35	$13.05	$11.83	$11.33	$11.05
Value at end of period	$22.59	$17.50	$15.03	$14.87	$13.16	$9.35	$13.05	$11.83	$11.33
Number of accumulation units outstanding at end of period	442,057	199,802	100,534	74,510	76,750	83,157	94,790	139,309	182,654

ILIAC Variable Annuity – INGVA

CFI 12

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.33	$10.05	$10.05
Value at end of period	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	26,349	18,603	12,448
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.80	$9.73	$10.04	$8.49	$6.68	$11.35	$10.08	$9.69
Value at end of period	$14.43	$10.80	$9.73	$10.04	$8.49	$6.68	$11.35	$10.08
Number of accumulation units outstanding at end of period	10,258	6,699	7,557	8,945	9,535	6,118	7,954	3,747
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.70	$11.56	$11.51	$10.60	$9.10	$11.86	$11.53	$10.42	$10.07
Value at end of period	$14.91	$12.70	$11.56	$11.51	$10.60	$9.10	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	258,613	300,915	373,215	432,593	470,787	527,575	611,871	882,542	1,210,323
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	8,881
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$13.90	$14.21	$11.09	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31
Value at end of period	$20.27	$15.61	$13.90	$14.21	$11.09	$7.97	$12.98	$10.50	$9.89	$9.11
Number of accumulation units outstanding at end of period	19,635	26,783	30,560	35,875	39,788	48,963	48,578	66,759	76,772	94,476
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.80	$11.97	$12.14	$12.28	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30
Value at end of period	$11.64	$11.80	$11.97	$12.14	$12.28	$12.41	$12.26	$11.83	$11.44	$11.26
Number of accumulation units outstanding at end of period	341,929	481,789	538,533	727,178	1,122,091	1,570,348	1,532,074	1,797,824	2,374,290	1,683,216
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.28	$11.27	$11.94	$10.43	$8.50	$13.17	$12.68	$10.99	$10.66
Value at end of period	$15.82	$12.28	$11.27	$11.94	$10.43	$8.50	$13.17	$12.68	$10.99
Number of accumulation units outstanding at end of period	131,161	138,321	155,617	168,451	174,370	194,517	234,073	264,562	325,747
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	214,559	225,473	246,608	261,515	287,307	326,327	368,050	435,475	518,931
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.74	$10.02	$10.05
Value at end of period	$10.41	$10.74	$10.02
Number of accumulation units outstanding at end of period	74,632	65,448	31,197
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.69	$13.70	$13.99	$11.92	$7.24	$9.94
Value at end of period	$17.38	$15.69	$13.70	$13.99	$11.92	$7.24
Number of accumulation units outstanding at end of period	92,962	105,430	104,965	116,687	117,949	114,557
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.69	$10.05	$9.83
Value at end of period	$11.00	$10.69	$10.05
Number of accumulation units outstanding at end of period	38,051	27,097	7,541

ILIAC Variable Annuity – INGVA		CFI 13

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	115,552	122,542	129,504	148,607	161,335
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	88,829	102,972	123,873	130,596	136,409
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.66	$10.72	$10.65	$9.86	$9.75
Value at end of period	$12.65	$11.66	$10.72	$10.65	$9.86
Number of accumulation units outstanding at end of period	90,339	118,018	217,751	216,594	183,783
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.14	$13.41	$13.05	$11.74	$10.02
Value at end of period	$19.71	$15.14	$13.41	$13.05	$11.74
Number of accumulation units outstanding at end of period	128,406	142,320	152,406	163,455	183,721
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.43	$14.42	$14.26	$12.89	$10.97
Value at end of period	$21.40	$16.43	$14.42	$14.26	$12.89
Number of accumulation units outstanding at end of period	78,913	84,168	92,711	104,358	116,951
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.67	$13.67	$13.75	$12.52	$10.64
Value at end of period	$20.37	$15.67	$13.67	$13.75	$12.52
Number of accumulation units outstanding at end of period	59,593	73,852	69,240	82,045	106,473
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.88	$9.60	$9.68	$7.44	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41
Value at end of period	$14.88	$10.88	$9.60	$9.68	$7.44	$5.77	$8.95	$8.26	$7.46	$6.95
Number of accumulation units outstanding at end of period	26,055	29,701	32,964	44,284	50,334	47,905	36,798	41,922	99,877	78,291
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$22.39	$19.83	$20.62	$16.82	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34
Value at end of period	$30.41	$22.39	$19.83	$20.62	$16.82	$13.37	$19.67	$18.84	$16.36	$15.04
Number of accumulation units outstanding at end of period	39,451	50,065	58,578	67,588	73,187	82,714	96,819	131,197	169,005	229,226
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.85	$9.61	$8.85
Value at end of period	$13.08	$10.85	$9.61
Number of accumulation units outstanding at end of period	23,138	10,125	3,428
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69	$10.04
Value at end of period	$20.89	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	177,079	199,448	219,249	237,418	259,729	289,589	301,936	365,462	502,344
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.22	$9.71	$9.94	$8.77	$7.11	$11.22	$11.04	$9.71
Value at end of period	$14.36	$11.22	$9.71	$9.94	$8.77	$7.11	$11.22	$11.04
Number of accumulation units outstanding at end of period	34,035	32,777	44,522	27,363	28,253	30,564	27,823	6,126

ILIAC Variable Annuity – INGVA		CFI 14

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.75	$9.17	$8.69
Value at end of period	$14.76	$10.75	$9.17
Number of accumulation units outstanding at end of period	1,256	2,055	595
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.15
Value at end of period	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	9,873	10,986	12,961	19,311	26,141	25,014	28,468	53,515	56,940
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.88	$7.58	$8.73	$8.13	$6.24	$10.14
Value at end of period	$10.53	$8.88	$7.58	$8.73	$8.13	$6.24
Number of accumulation units outstanding at end of period	104,366	128,682	125,645	153,899	147,113	174,554
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.32	$8.60	$9.25	$8.71	$6.67	$11.22	$11.11	$10.02
Value at end of period	$13.30	$10.32	$8.60	$9.25	$8.71	$6.67	$11.22	$11.11
Number of accumulation units outstanding at end of period	5,538	2,641	4,622	6,633	8,493	9,759	6,675	10,396

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.50	$11.67	$11.73	$10.34	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49
Value at end of period	$17.04	$13.50	$11.67	$11.73	$10.34	$8.06	$14.26	$14.25	$12.03	$11.53
Number of accumulation units outstanding at end of period	237	1,946	3,842	4,910	37,060	71,254	427,008	632,445	553,103	620,024
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.71	$10.32
Value at end of period	$12.99	$10.71
Number of accumulation units outstanding at end of period	1,857	2,042
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.14	$12.23	$14.50	$13.79	$9.83	$17.34	$14.73	$12.63	$10.60	$9.91
Value at end of period	$16.86	$14.14	$12.23	$14.50	$13.79	$9.83	$17.34	$14.73	$12.63	$10.60
Number of accumulation units outstanding at end of period	0	0	2,037	2,036	9,095	37,769	165,048	216,024	240,660	109,098
ING BALANCED PORTFOLIO
Value at beginning of period	$11.87	$10.60	$10.90	$9.69	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32
Value at end of period	$13.65	$11.87	$10.60	$10.90	$9.69	$8.25	$11.64	$11.19	$10.32	$10.05
Number of accumulation units outstanding at end of period	1,950	3,413	4,606	5,140	18,338	31,084	225,317	271,647	336,650	312,115
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.04	$10.21	$10.14	$8.13	$6.10	$10.54	$10.08	$10.14
Value at end of period	$16.48	$12.04	$10.21	$10.14	$8.13	$6.10	$10.54	$10.08
Number of accumulation units outstanding at end of period	0	0	1,514	1,513	1,114	1,660	18,828	65,239

ILIAC Variable Annuity – INGVA

CFI 15

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.32	$8.24	$8.47	$7.56	$5.88	$9.77	$10.03
Value at end of period	$12.25	$9.32	$8.24	$8.47	$7.56	$5.88	$9.77
Number of accumulation units outstanding at end of period	0	1,848	1,878	1,925	4,211	7,628	123,016
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.51	$10.10	$10.82	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$12.78	$12.51	$10.10	$10.82	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	882	1,939	30,289	24,381
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.02	$9.05	$9.64	$8.73	$6.73	$11.23	$10.95	$9.55
Value at end of period	$13.30	$10.02	$9.05	$9.64	$8.73	$6.73	$11.23	$10.95
Number of accumulation units outstanding at end of period	0	0	1,043	1,085	3,469	16,438	33,561	22,078
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.85	$9.64	$10.05	$8.14	$6.62	$10.20	$10.05	$9.33
Value at end of period	$14.97	$10.85	$9.64	$10.05	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	0	0	0	0	330	2,142	36,113	63,969
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.64	$10.28	$11.68	$9.22	$6.70	$11.15	$9.85	$10.28
Value at end of period	$15.65	$11.64	$10.28	$11.68	$9.22	$6.70	$11.15	$9.85
Number of accumulation units outstanding at end of period	1,405	2,323	3,140	3,822	13,780	31,307	180,496	173,663
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.96
Value at end of period	$14.13	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	862	18,899	80,165	47,432
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88	$12.42
Value at end of period	$13.75	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	0	449	467	484	898	7,351	37,460
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.31	$13.46	$13.17	$11.54	$9.63	$11.56	$10.79	$10.10	$10.01
Value at end of period	$13.54	$14.31	$13.46	$13.17	$11.54	$9.63	$11.56	$10.79	$10.10
Number of accumulation units outstanding at end of period	5,866	7,193	9,705	10,473	48,283	154,605	469,179	533,738	422,800
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.55	$11.02	$12.31	$10.27	$7.58	$13.03	$9.92	$10.08
Value at end of period	$11.81	$10.55	$11.02	$12.31	$10.27	$7.58	$13.03	$9.92
Number of accumulation units outstanding at end of period	0	0	0	0	3,476	8,358	31,766	23,942
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.94	$7.84	$7.97	$7.09	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63
Value at end of period	$11.51	$8.94	$7.84	$7.97	$7.09	$5.52	$8.99	$8.49	$7.54	$7.08
Number of accumulation units outstanding at end of period	2,682	2,848	2,861	2,877	385,110	510,836	165,825	213,943	204,504	224,659
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.13	$8.10	$8.22	$7.32	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37
Value at end of period	$11.96	$9.13	$8.10	$8.22	$7.32	$6.03	$9.74	$9.41	$8.34	$8.03
Number of accumulation units outstanding at end of period	9,048	9,313	9,884	19,808	295,837	915,081	1,178,114	467,969	608,399	691,021

ILIAC Variable Annuity – INGVA		CFI 16

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.33	$16.08	$15.17	$14.01	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55
Value at end of period	$17.06	$17.33	$16.08	$15.17	$14.01	$12.74	$14.13	$13.52	$13.19	$12.97
Number of accumulation units outstanding at end of period	13,167	10,501	15,258	37,970	260,532	368,611	377,925	468,016	418,861	380,271
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.02	$12.84	$14.83	$13.96	$12.86
Value at end of period	$17.98	$15.02	$12.84	$14.83	$13.96
Number of accumulation units outstanding at end of period	126	126	126	126	10,016
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.49	$12.14	$12.45	$11.25	$9.31	$12.32	$12.07	$10.87	$10.06
Value at end of period	$16.62	$13.49	$12.14	$12.45	$11.25	$9.31	$12.32	$12.07	$10.87
Number of accumulation units outstanding at end of period	0	6,677	7,398	7,655	22,794	63,450	496,834	656,380	472,599
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.89	$13.55	$13.90	$11.10	$8.84	$12.75	$13.14	$11.40	$10.28
Value at end of period	$21.82	$15.89	$13.55	$13.90	$11.10	$8.84	$12.75	$13.14	$11.40
Number of accumulation units outstanding at end of period	138	138	139	372	1,862	5,309	37,326	51,886	96,925
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.43	$14.97	$15.03	$13.13	$9.33	$13.04	$11.82	$11.32	$11.04
Value at end of period	$22.49	$17.43	$14.97	$14.83	$13.13	$9.33	$13.04	$11.82	$11.32
Number of accumulation units outstanding at end of period	538	1,093	694	0	5,875	11,705	44,620	63,145	67,413
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.76	$9.70	$10.01	$8.48	$6.67	$11.34	$10.08	$9.15
Value at end of period	$14.37	$10.76	$9.70	$10.01	$8.48	$6.67	$11.34	$10.08
Number of accumulation units outstanding at end of period	0	0	0	0	2,531	4,736	12,898	4,274
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.65	$11.52	$11.48	$10.57	$9.08	$11.84	$11.52	$10.42	$10.05
Value at end of period	$14.85	$12.65	$11.52	$11.48	$10.57	$9.08	$11.84	$11.52	$10.42
Number of accumulation units outstanding at end of period	9,998	10,572	13,797	15,022	63,884	141,640	905,315	1,085,679	1,189,550
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	629
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$15.52	$13.82	$14.14	$11.04	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30
Value at end of period	$20.14	$15.52	$13.82	$14.14	$11.04	$7.94	$12.94	$10.47	$9.87	$9.09
Number of accumulation units outstanding at end of period	0	0	13	166	8,308	25,073	83,052	128,371	160,699	154,308
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.76	$10.91	$11.07	$11.21	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35
Value at end of period	$10.60	$10.76	$10.91	$11.07	$11.21	$11.34	$11.20	$10.81	$10.46	$10.30
Number of accumulation units outstanding at end of period	133	133	4,371	14,213	311,641	646,486	1,242,990	1,320,442	504,821	447,163
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.23	$11.23	$11.91	$10.41	$8.49	$13.15	$12.67	$10.98	$10.69
Value at end of period	$15.75	$12.23	$11.23	$11.91	$10.41	$8.49	$13.15	$12.67	$10.98
Number of accumulation units outstanding at end of period	0	0	0	0	1,243	4,048	61,599	92,003	94,286

ILIAC Variable Annuity – INGVA

CFI 17

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.73	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$18.45	$14.73	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	1,978	2,224	3,193	3,412	20,321	43,549	223,720	285,593	290,218
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.73	$10.01	$10.02
Value at end of period	$10.40	$10.73	$10.01
Number of accumulation units outstanding at end of period	660	3,525	2,662
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.66	$13.67	$13.97	$11.91	$7.24	$9.94
Value at end of period	$17.33	$15.66	$13.67	$13.97	$11.91	$7.24
Number of accumulation units outstanding at end of period	1,724	1,723	3,232	3,542	24,273	39,465
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.17	$10.03	$10.31	$9.37	$9.22
Value at end of period	$13.06	$11.17	$10.03	$10.31	$9.37
Number of accumulation units outstanding at end of period	0	0	0	0	495
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.43	$10.39	$10.53	$9.63	$9.49
Value at end of period	$13.03	$11.43	$10.39	$10.53	$9.63
Number of accumulation units outstanding at end of period	0	0	0	0	17,284
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	0	0	0	0	68,534
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.12	$13.40	$13.04	$11.73	$10.02
Value at end of period	$19.66	$15.12	$13.40	$13.04	$11.73
Number of accumulation units outstanding at end of period	1,383	1,406	1,473	2,443	12,638
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.40	$14.40	$14.25	$12.89	$10.97
Value at end of period	$21.34	$16.40	$14.40	$14.25	$12.89
Number of accumulation units outstanding at end of period	0	27	80	331	15,094
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.64	$13.65	$13.74	$12.52	$10.64
Value at end of period	$20.32	$15.64	$13.65	$13.74	$12.52
Number of accumulation units outstanding at end of period	955	955	2,360	2,445	12,294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.81	$9.55	$9.63	$7.40	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40
Value at end of period	$14.78	$10.81	$9.55	$9.63	$7.40	$5.75	$8.92	$8.24	$7.44	$6.94
Number of accumulation units outstanding at end of period	833	1,489	1,525	1,736	10,713	19,559	70,637	97,738	100,290	90,621
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$16.21	$14.36	$14.94	$12.19	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70
Value at end of period	$22.00	$16.21	$14.36	$14.94	$12.19	$9.70	$14.27	$13.68	$11.88	$10.93
Number of accumulation units outstanding at end of period	1,383	1,736	1,750	1,911	11,733	38,508	190,248	256,477	290,073	387,298

ILIAC Variable Annuity – INGVA		CFI 18

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.84	$10.45
Value at end of period	$13.06	$10.84
Number of accumulation units outstanding at end of period	1,833	2,017
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.61	$13.64	$14.37	$11.35	$7.86	$14.04	$12.56	$11.68	$10.04
Value at end of period	$20.80	$15.61	$13.64	$14.37	$11.35	$7.86	$14.04	$12.56	$11.68
Number of accumulation units outstanding at end of period	604	604	604	754	8,213	19,245	143,271	229,757	300,795
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.18	$9.68	$9.91	$8.75	$7.10	$11.21	$11.04	$9.83
Value at end of period	$14.30	$11.18	$9.68	$9.91	$8.75	$7.10	$11.21	$11.04
Number of accumulation units outstanding at end of period	0	0	4,691	4,691	875	25,099	39,952	31,479
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.84
Value at end of period	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	999	1,000	1,001	1,160	9,594	10,114	59,514	84,240	73,230
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.86	$7.56	$8.72	$8.13	$6.24	$10.14
Value at end of period	$10.50	$8.86	$7.56	$8.72	$8.13	$6.24
Number of accumulation units outstanding at end of period	0	433	0	249	32,283	49,751
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.29	$8.57	$9.23	$8.69	$6.66	$11.21	$11.11	$9.31
Value at end of period	$13.24	$10.29	$8.57	$9.23	$8.69	$6.66	$11.21	$11.11
Number of accumulation units outstanding at end of period	0	0	0	0	5,575	7,281	19,151	8,274

TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.00	$11.28	$11.37	$10.05	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39
Value at end of period	$16.37	$13.00	$11.28	$11.37	$10.05	$7.86	$13.94	$13.98	$11.84	$11.38
Number of accumulation units outstanding at end of period	1,193	21,560	22,579	22,855	42,833	107,850	392,750	503,931	542,688	589,134
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.79	$11.97	$14.23	$13.58	$9.71	$17.17	$14.64	$12.59	$10.59	$10.12
Value at end of period	$16.39	$13.79	$11.97	$14.23	$13.58	$9.71	$17.17	$14.64	$12.59	$10.59
Number of accumulation units outstanding at end of period	507	557	1,619	1,376	29,850	59,882	188,754	274,663	192,893	7,742
ING BALANCED PORTFOLIO
Value at beginning of period	$11.43	$10.24	$10.56	$9.42	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22
Value at end of period	$13.11	$11.43	$10.24	$10.56	$9.42	$8.04	$11.38	$10.98	$10.16	$9.92
Number of accumulation units outstanding at end of period	2,943	3,039	3,150	3,267	7,554	15,712	112,381	165,562	185,604	200,405

ILIAC Variable Annuity – INGVA

CFI 19

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.80	$10.04	$9.99	$8.04	$6.05	$10.49	$10.06	$9.82
Value at end of period	$16.10	$11.80	$10.04	$9.99	$8.04	$6.05	$10.49	$10.06
Number of accumulation units outstanding at end of period	0	0	0	456	1,788	3,946	13,216	9,302
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.16	$8.12	$8.37	$7.50	$5.85	$9.75	$10.03
Value at end of period	$12.00	$9.16	$8.12	$8.37	$7.50	$5.85	$9.75
Number of accumulation units outstanding at end of period	39	39	1,026	1,320	14,879	17,097	86,387
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.09
Value at end of period	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	0	0	0	0	4,859	12,029	19,863	11,026
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.82	$8.90	$9.50	$8.63	$6.67	$11.18	$10.92	$9.65
Value at end of period	$12.99	$9.82	$8.90	$9.50	$8.63	$6.67	$11.18	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	12,183	18,646	26,450	16,559
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.22
Value at end of period	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	0	0	0	0	1,657	7,413	12,134	4,824
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.41	$10.10	$11.52	$9.11	$6.65	$11.09	$9.83	$10.28
Value at end of period	$15.29	$11.41	$10.10	$11.52	$9.11	$6.65	$11.09	$9.83
Number of accumulation units outstanding at end of period	0	1,694	1,695	1,694	9,696	26,201	102,704	140,674
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$10.02
Value at end of period	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	607	669	714	1,115	17,535	39,316	166,059	154,524
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86	$12.56
Value at end of period	$13.48	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	2,140	2,261	3,229	3,376	10,431	16,984	47,670
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.98	$13.19	$12.95	$11.37	$9.52	$11.47	$10.73	$10.07	$10.00
Value at end of period	$13.19	$13.98	$13.19	$12.95	$11.37	$9.52	$11.47	$10.73	$10.07
Number of accumulation units outstanding at end of period	2,758	4,256	5,207	11,423	41,876	86,527	250,873	311,105	264,686
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.34	$10.83	$12.14	$10.15	$7.52	$12.97	$9.90	$10.34
Value at end of period	$11.54	$10.34	$10.83	$12.14	$10.15	$7.52	$12.97	$9.90
Number of accumulation units outstanding at end of period	524	578	1,392	775	4,072	13,576	44,245	16,613
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.61	$7.57	$7.73	$6.89	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56
Value at end of period	$11.06	$8.61	$7.57	$7.73	$6.89	$5.38	$8.79	$8.33	$7.42	$6.99
Number of accumulation units outstanding at end of period	12,646	12,988	13,682	13,060	274,979	472,254	43,981	114,566	130,040	152,210

ILIAC Variable Annuity – INGVA		CFI 20

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.79	$7.82	$7.97	$7.12	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29
Value at end of period	$11.49	$8.79	$7.82	$7.97	$7.12	$5.88	$9.53	$9.24	$8.20	$7.92
Number of accumulation units outstanding at end of period	8,180	10,651	14,024	14,181	223,225	889,355	957,473	192,726	278,872	473,790
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.69	$15.53	$14.70	$13.62	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43
Value at end of period	$16.38	$16.69	$15.53	$14.70	$13.62	$12.43	$13.82	$13.27	$12.98	$12.80
Number of accumulation units outstanding at end of period	12,830	10,795	6,954	55,772	425,599	439,899	197,925	246,478	242,869	235,215
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.85	$12.73	$14.76	$13.93	$12.85
Value at end of period	$17.72	$14.85	$12.73	$14.76	$13.93
Number of accumulation units outstanding at end of period	975	974	975	974	3,353
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.18	$11.89	$12.24	$11.09	$9.20	$12.22	$12.01	$10.85	$10.06
Value at end of period	$16.18	$13.18	$11.89	$12.24	$11.09	$9.20	$12.22	$12.01	$10.85
Number of accumulation units outstanding at end of period	3,094	5,297	6,091	7,548	22,225	67,483	264,987	352,342	288,983
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.52	$13.28	$13.66	$10.94	$8.74	$12.64	$13.07	$11.38	$10.28
Value at end of period	$21.25	$15.52	$13.28	$13.66	$10.94	$8.74	$12.64	$13.07	$11.38
Number of accumulation units outstanding at end of period	27	584	959	1,278	3,009	13,579	39,135	73,343	56,721
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.02	$14.67	$14.57	$12.94	$9.23	$12.93	$11.76	$11.30	$11.03
Value at end of period	$21.90	$17.02	$14.67	$14.57	$12.94	$9.23	$12.93	$11.76	$11.30
Number of accumulation units outstanding at end of period	2,941	477	38	38	1,462	4,286	30,401	66,111	79,176
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.54	$9.54	$9.87	$8.38	$6.61	$11.28	$10.06	$9.05
Value at end of period	$14.04	$10.54	$9.54	$9.87	$8.38	$6.61	$11.28	$10.06
Number of accumulation units outstanding at end of period	0	0	0	0	2,268	6,151	10,432	2,174
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.36	$11.29	$11.28	$10.42	$8.98	$11.74	$11.46	$10.40	$10.05
Value at end of period	$14.46	$12.36	$11.29	$11.28	$10.42	$8.98	$11.74	$11.46	$10.40
Number of accumulation units outstanding at end of period	4,241	8,093	9,734	11,864	19,766	89,964	493,984	704,487	779,688
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.87
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	387
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.97	$13.38	$13.73	$10.75	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23
Value at end of period	$19.37	$14.97	$13.38	$13.73	$10.75	$7.76	$12.68	$10.29	$9.73	$8.99
Number of accumulation units outstanding at end of period	0	0	0	0	8,077	21,353	102,399	130,416	155,714	191,912
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.36	$10.54	$10.73	$10.89	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24
Value at end of period	$10.18	$10.36	$10.54	$10.73	$10.89	$11.05	$10.96	$10.61	$10.29	$10.17
Number of accumulation units outstanding at end of period	7,591	18,146	17,129	52,039	287,994	927,619	1,342,498	1,528,302	778,026	426,126

ILIAC Variable Annuity – INGVA

CFI 21

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.95	$11.01	$11.71	$10.26	$8.39	$13.04	$12.60	$10.96	$10.64
Value at end of period	$15.34	$11.95	$11.01	$11.71	$10.26	$8.39	$13.04	$12.60	$10.96
Number of accumulation units outstanding at end of period	0	2,105	2,104	2,104	6,900	36,418	76,158	156,320	161,817
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.38	$12.03	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$17.96	$14.38	$12.03	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	942	1,875	1,875	2,124	15,168	57,847	192,415	283,041	258,587
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.45	$13.53	$13.87	$11.86	$7.23	$9.93
Value at end of period	$17.05	$15.45	$13.53	$13.87	$11.86	$7.23
Number of accumulation units outstanding at end of period	750	750	1,914	7,597	12,784	32,835
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	0	0	0	0	22,203
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	3,111
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	0	0	0	0	28,339
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.96	$13.30	$12.99	$11.72	$10.02
Value at end of period	$19.40	$14.96	$13.30	$12.99	$11.72
Number of accumulation units outstanding at end of period	1,914	2,830	4,342	5,534	11,983
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.22	$14.28	$14.17	$12.86	$10.96
Value at end of period	$21.04	$16.22	$14.28	$14.17	$12.86
Number of accumulation units outstanding at end of period	1,318	1,391	2,114	2,237	5,087
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.46	$13.54	$13.67	$12.49	$10.63
Value at end of period	$20.03	$15.46	$13.54	$13.67	$12.49
Number of accumulation units outstanding at end of period	1,046	13,806	14,140	15,107	19,974
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.43	$9.24	$9.35	$7.21	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35
Value at end of period	$14.22	$10.43	$9.24	$9.35	$7.21	$5.61	$8.74	$8.10	$7.34	$6.86
Number of accumulation units outstanding at end of period	0	0	0	0	8,522	22,060	61,561	83,167	105,236	79,772
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$15.61	$13.88	$14.48	$11.85	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60
Value at end of period	$21.13	$15.61	$13.88	$14.48	$11.85	$9.46	$13.96	$13.42	$11.69	$10.79
Number of accumulation units outstanding at end of period	2,046	2,157	2,613	2,751	11,721	31,449	155,518	201,181	237,993	236,666

ILIAC Variable Annuity – INGVA		CFI 22

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.25	$13.36	$14.13	$11.19	$7.78	$13.92	$12.50	$11.66	$10.03
Value at end of period	$20.25	$15.25	$13.36	$14.13	$11.19	$7.78	$13.92	$12.50	$11.66
Number of accumulation units outstanding at end of period	34	937	937	1,279	7,900	18,725	91,904	123,532	140,392
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.96	$9.52	$9.77	$8.65	$7.05	$11.15	$11.02	$9.82
Value at end of period	$13.97	$10.96	$9.52	$9.77	$8.65	$7.05	$11.15	$11.02
Number of accumulation units outstanding at end of period	0	0	0	873	3,892	7,476	22,902	26,114
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.47	$11.55	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39	$9.93
Value at end of period	$15.13	$13.47	$11.55	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	0	0	0	0	4,415	11,044	49,174	66,929	58,827
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.74	$7.48	$8.65	$8.09	$6.23	$10.14
Value at end of period	$10.32	$8.74	$7.48	$8.65	$8.09	$6.23
Number of accumulation units outstanding at end of period	4,214	4,988	4,593	4,808	17,757	30,347
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08	$8.43	$9.10	$8.59	$6.61	$11.15	$11.09	$10.27
Value at end of period	$12.94	$10.08	$8.43	$9.10	$8.59	$6.61	$11.15	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	9,818	14,307	23,922	6,443

TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.76	$11.09	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33
Value at end of period	$16.04	$12.76	$11.09	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31
Number of accumulation units outstanding at end of period	0	0	0	0	8,289	23,444	100,337	131,926	133,994	145,501
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.62	$11.84	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$16.17	$13.62	$11.84	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	0	0	0	0	1,780	14,523	87,482	97,070	49,272	2,432
ING BALANCED PORTFOLIO
Value at beginning of period	$11.22	$10.07	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18
Value at end of period	$12.85	$11.22	$10.07	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85
Number of accumulation units outstanding at end of period	2,238	2,239	2,239	957	3,271	4,275	37,216	46,677	66,062	71,463
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.68	$9.95	$9.92	$8.00	$6.03	$10.46	$10.05	$9.61
Value at end of period	$15.91	$11.68	$9.95	$9.92	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	0	0	0	0	739	2,124	6,323	2,978

ILIAC Variable Annuity – INGVA

CFI 23

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.08	$8.06	$8.33	$7.47	$5.83	$9.74	$10.03
Value at end of period	$11.88	$9.08	$8.06	$8.33	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	0	0	0	320	4,957	7,515	30,387
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$10.32
Value at end of period	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	0	0	0	389	6,731	12,363	11,301
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.72	$8.82	$9.43	$8.58	$6.65	$11.15	$10.91	$9.50
Value at end of period	$12.84	$9.72	$8.82	$9.43	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,241	11,658	9,975
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.29	$10.02	$11.44	$9.06	$6.62	$11.06	$9.82	$10.28
Value at end of period	$15.11	$11.29	$10.02	$11.44	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	0	0	0	195	8,715	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.94
Value at end of period	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	0	0	0	0	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85	$12.68
Value at end of period	$13.34	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	1,421	2,896	11,357
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.82	$13.06	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$13.01	$13.82	$13.06	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	0	0	0	0	4,005	15,899	140,662	128,634	98,237
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.24	$10.74	$12.05	$10.10	$7.49	$12.93	$9.89	$9.39
Value at end of period	$11.41	$10.24	$10.74	$12.05	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	0	0	0	0	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.45	$7.44	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53
Value at end of period	$10.83	$8.45	$7.44	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94
Number of accumulation units outstanding at end of period	3,045	3,313	3,335	1,873	28,833	43,500	38,070	55,589	64,417	86,309
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.63	$7.69	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26
Value at end of period	$11.26	$8.63	$7.69	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87
Number of accumulation units outstanding at end of period	0	0	0	981	19,840	198,590	372,830	107,306	150,783	174,585
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.38	$15.27	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36
Value at end of period	$16.05	$16.38	$15.27	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72
Number of accumulation units outstanding at end of period	291	0	0	0	18,196	65,938	69,840	63,076	75,004	65,243

ILIAC Variable Annuity – INGVA

CFI 24

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.77	$12.68	$14.72	$13.91	$11.48
Value at end of period	$17.59	$14.77	$12.68	$14.72	$13.91
Number of accumulation units outstanding at end of period	0	0	0	0	1,384
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.03	$11.77	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$15.97	$13.03	$11.77	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	2,422	6,525	92,011	124,372	113,062
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.34	$13.14	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$20.97	$15.34	$13.14	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	0	0	0	0	108	2,397	10,340	15,431	12,055
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.82	$14.52	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$21.61	$16.82	$14.52	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	69	0	0	0	7,048	12,253	27,644	48,619	72,586
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.44	$9.46	$9.80	$8.34	$6.59	$11.25	$10.05	$9.26
Value at end of period	$13.88	$10.44	$9.46	$9.80	$8.34	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,806	2,804
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.22	$11.18	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$14.27	$12.22	$11.18	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	0	0	0	147	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$14.71	$13.16	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20
Value at end of period	$19.00	$14.71	$13.16	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94
Number of accumulation units outstanding at end of period	0	0	0	0	1,712	2,772	19,247	32,261	40,741	42,360
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.17	$10.36	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19
Value at end of period	$9.98	$10.17	$10.36	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10
Number of accumulation units outstanding at end of period	116	0	0	603	2,779	44,564	441,840	806,410	579,969	234,870
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.81	$10.90	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$15.14	$11.81	$10.90	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	3,593	8,422	23,331	44,031	48,242
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$17.73	$14.22	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	63	63	64	353	5,690	7,176	65,838	97,726	141,518
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.35	$13.46	$13.82	$11.84	$7.22	$9.93
Value at end of period	$16.91	$15.35	$13.46	$13.82	$11.84	$7.22
Number of accumulation units outstanding at end of period	0	0	0	314	3,925	13,504

ILIAC Variable Annuity – INGVA		CFI 25

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	0	0	0	0	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.88	$13.25	$12.96	$11.71	$10.02
Value at end of period	$19.27	$14.88	$13.25	$12.96	$11.71
Number of accumulation units outstanding at end of period	0	0	0	206	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.12	$14.22	$14.14	$12.84	$10.95
Value at end of period	$20.89	$16.12	$14.22	$14.14	$12.84
Number of accumulation units outstanding at end of period	0	0	0	3,535	6,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.37	$13.48	$13.63	$12.47	$10.63
Value at end of period	$19.89	$15.37	$13.48	$13.63	$12.47
Number of accumulation units outstanding at end of period	0	0	0	0	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.25	$9.09	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32
Value at end of period	$13.95	$10.25	$9.09	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,971	35,408	41,407	53,187	38,830
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$15.32	$13.64	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56
Value at end of period	$20.71	$15.32	$13.64	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72
Number of accumulation units outstanding at end of period	78	78	78	78	3,614	12,111	51,932	64,131	59,629	60,875
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.07	$13.23	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$19.98	$15.07	$13.23	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	0	0	0	164	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.85	$9.43	$9.70	$8.60	$7.02	$11.13	$11.01	$9.74
Value at end of period	$13.81	$10.85	$9.43	$9.70	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	0	0	0	0	510	510	4,245	3,937
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$14.93	$13.31	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	5,283	19,967	19,716	11,954
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.67	$7.44	$8.61	$8.07	$6.22	$10.14
Value at end of period	$10.23	$8.67	$7.44	$8.61	$8.07	$6.22
Number of accumulation units outstanding at end of period	108	108	109	109	9,433	18,852

ILIAC Variable Annuity – INGVA		CFI 26

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.98	$8.36	$9.03	$8.54	$6.58	$11.13	$11.08	$9.24
Value at end of period	$12.79	$9.98	$8.36	$9.03	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	3,230	3,868	11,799	9,716

ILIAC Variable Annuity – INGVA

CFI 27

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year Ended December 31, 2013 with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2013

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account B of ING Life
Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity
Account B of ING Life Insurance and Annuity Company at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 11, 2014

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series® Growth-	Series®	Calvert VP SRI
	Fund - Series I	Fund - Series I	Income Fund -	International	Balanced
	Shares	Shares	Class 2	Fund - Class 2	Portfolio
Assets
Investments in mutual funds
at fair value	$ 791	$ 1,831	$ 96	$ 22	$ 936
Total assets	791	1,831	96	22	936
Net assets	$ 791	$ 1,831	$ 96	$ 22	$ 936

Net assets
Accumulation units	$ 737	$ 1,531	$ 96	$ 22	$ 936
Contracts in payout (annuitization)	54	300	-	-	-
Total net assets	$ 791	$ 1,831	$ 96	$ 22	$ 936

Total number of mutual fund shares	15,617	47,634	1,904	1,030	459,369

Cost of mutual fund shares	$ 583	$ 1,170	$ 85	$ 18	$ 796

The accompanying notes are an integral part of these financial statements.

2

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Federated Fund	Federated High	Federated	Federated	Federated
	for U.S.	Income Bond	Kaufmann	Managed Tail	Managed
	Government	Fund II -	Fund II -	Risk Fund II -	Volatility
	Securities II	Primary Shares	Primary Shares	Primary Shares	Fund II
Assets
Investments in mutual funds
at fair value	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920
Total assets	779	3,906	1,940	4,813	2,920
Net assets	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920

Net assets
Accumulation units	$ 779	$ 3,868	$ 1,940	$ 4,750	$ 2,889
Contracts in payout (annuitization)	-	38	-	63	31
Total net assets	$ 779	$ 3,906	$ 1,940	$ 4,813	$ 2,920

Total number of mutual fund shares	71,154	546,247	100,939	681,661	258,447

Cost of mutual fund shares	$ 798	$ 3,510	$ 1,382	$ 4,067	$ 2,238

The accompanying notes are an integral part of these financial statements.

3

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
		Equity-Income	Fidelity® VIP	High Income	Overseas
	Federated Prime	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Money Fund II	Class	- Initial Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196
Total assets	1,080	58,115	11,910	213	4,196
Net assets	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196

Net assets
Accumulation units	$ 1,071	$ 58,115	$ 11,910	$ -	$ 4,196
Contracts in payout (annuitization)	9	-	-	213	-
Total net assets	$ 1,080	$ 58,115	$ 11,910	$ 213	$ 4,196

Total number of mutual fund shares	1,080,036	2,495,261	208,442	36,810	203,299

Cost of mutual fund shares	$ 1,080	$ 55,249	$ 8,083	$ 200	$ 3,360

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157
Total assets	44,181	22,227	582	3,461	74,157
Net assets	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157

Net assets
Accumulation units	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 49,705
Contracts in payout (annuitization)	-	-	-	-	24,452
Total net assets	$ 44,181	$ 22,227	$ 582	$ 3,461	$ 74,157

Total number of mutual fund shares	1,286,196	119,315	47,071	143,782	5,293,177

Cost of mutual fund shares	$ 28,276	$ 15,793	$ 587	$ 2,410	$ 65,305

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING BlackRock
	ING	ING American	ING American	ING American	Health Sciences
	Intermediate	Funds Asset	Funds	Funds World	Opportunities
	Bond Portfolio -	Allocation	International	Allocation	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509
Total assets	105,513	2,382	8,521	369	1,509
Net assets	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509

Net assets
Accumulation units	$ 97,593	$ 2,382	$ 6,478	$ 369	$ 1,509
Contracts in payout (annuitization)	7,920	-	2,043	-	-
Total net assets	$ 105,513	$ 2,382	$ 8,521	$ 369	$ 1,509

Total number of mutual fund shares	8,441,001	180,181	437,888	30,284	84,603

Cost of mutual fund shares	$ 104,353	$ 2,108	$ 6,434	$ 343	$ 1,381

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129
Total assets	325	2,803	24,773	1,815	1,129
Net assets	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129

Net assets
Accumulation units	$ 325	$ 2,803	$ 22,726	$ 1,815	$ 1,129
Contracts in payout (annuitization)	-	-	2,047	-	-
Total net assets	$ 325	$ 2,803	$ 24,773	$ 1,815	$ 1,129

Total number of mutual fund shares	34,485	299,149	1,717,927	165,571	103,547

Cost of mutual fund shares	$ 362	$ 3,213	$ 18,518	$ 1,780	$ 1,011

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING FMRSM
	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645
Total assets	2,704	15,358	2,426	6,040	1,645
Net assets	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645

Net assets
Accumulation units	$ 2,704	$ 13,025	$ 2,426	$ 6,040	$ 1,645
Contracts in payout (annuitization)	-	2,333	-	-	-
Total net assets	$ 2,704	$ 15,358	$ 2,426	$ 6,040	$ 1,645

Total number of mutual fund shares	98,866	735,559	116,937	537,803	151,069

Cost of mutual fund shares	$ 2,453	$ 9,861	$ 1,782	$ 5,362	$ 1,122

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Franklin			ING JPMorgan
	Templeton		ING Invesco	Emerging	ING JPMorgan
	Founding	ING Global	Growth and	Markets Equity	Emerging
	Strategy	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281
Total assets	118	4,377	1,080	4,523	6,281
Net assets	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281

Net assets
Accumulation units	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 118	$ 4,377	$ 1,080	$ 4,523	$ 6,281

Total number of mutual fund shares	10,859	207,819	34,623	236,809	330,557

Cost of mutual fund shares	$ 107	$ 4,263	$ 812	$ 4,909	$ 6,863

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -	ING Large Cap
	Institutional	Portfolio -	Institutional	Institutional	Value Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976
Total assets	3,107	749	115,292	7,884	1,976
Net assets	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976

Net assets
Accumulation units	$ 3,107	$ 749	$ 111,250	$ 7,884	$ 1,976
Contracts in payout (annuitization)	-	-	4,042	-	-
Total net assets	$ 3,107	$ 749	$ 115,292	$ 7,884	$ 1,976

Total number of mutual fund shares	149,296	36,307	6,036,225	668,123	168,919

Cost of mutual fund shares	$ 2,202	$ 610	$ 97,552	$ 6,099	$ 1,633

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Multi-
		ING MFS Total			Manager Large
	ING Marsico	Return	ING MFS Total	ING MFS	Cap Core
	Growth	Portfolio -	Return	Utilities	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272
Total assets	1,256	30,481	1,394	2,492	9,272
Net assets	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272

Net assets
Accumulation units	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 6,743
Contracts in payout (annuitization)	-	-	-	-	2,529
Total net assets	$ 1,256	$ 30,481	$ 1,394	$ 2,492	$ 9,272

Total number of mutual fund shares	49,594	1,627,416	74,432	141,007	626,921

Cost of mutual fund shares	$ 934	$ 24,724	$ 1,143	$ 1,969	$ 7,058

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Retirement
	ING PIMCO	ING PIMCO	ING Retirement	ING Retirement	Moderate
	High Yield	Total Return	Conservative	Growth	Growth
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340
Total assets	4,441	4,481	3,496	5,195	4,340
Net assets	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340

Net assets
Accumulation units	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,441	$ 4,481	$ 3,496	$ 5,195	$ 4,340

Total number of mutual fund shares	418,956	391,047	369,529	395,031	333,311

Cost of mutual fund shares	$ 4,340	$ 4,678	$ 3,482	$ 3,920	$ 3,412

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Equity	Price	ING Templeton
	Moderate	Appreciation	Income	International	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562
Total assets	5,774	22,726	6,855	3,113	562
Net assets	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562

Net assets
Accumulation units	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,774	$ 22,726	$ 6,855	$ 3,113	$ 562

Total number of mutual fund shares	465,672	801,354	408,267	235,316	34,971

Cost of mutual fund shares	$ 5,029	$ 18,998	$ 5,119	$ 2,552	$ 454

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING American
		ING Money	ING Money	Century Small-	ING Baron
	ING U.S. Stock	Market	Market	Mid Cap Value	Growth
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class S	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548
Total assets	82	52,709	77	2,769	7,548
Net assets	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548

Net assets
Accumulation units	$ 82	$ 50,614	$ 77	$ 2,769	$ 7,548
Contracts in payout (annuitization)	-	2,095	-	-	-
Total net assets	$ 82	$ 52,709	$ 77	$ 2,769	$ 7,548

Total number of mutual fund shares	5,626	52,709,435	76,583	182,683	246,653

Cost of mutual fund shares	$ 60	$ 52,709	$ 77	$ 2,135	$ 5,463

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Columbia	ING Columbia			ING Invesco
	Contrarian Core	Small Cap Value	ING Global	ING Global	Comstock
	Portfolio -	II Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289
Total assets	2,612	621	26,454	95	1,289
Net assets	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289

Net assets
Accumulation units	$ 2,612	$ 621	$ 24,045	$ -	$ 1,289
Contracts in payout (annuitization)	-	-	2,409	95	-
Total net assets	$ 2,612	$ 621	$ 26,454	$ 95	$ 1,289

Total number of mutual fund shares	104,791	38,979	2,529,043	9,024	83,539

Cost of mutual fund shares	$ 1,733	$ 467	$ 27,732	$ 105	$ 854

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Invesco		ING
	Equity and	ING JPMorgan	Oppenheimer	ING PIMCO	ING Pioneer
	Income	Mid Cap Value	Global	Total Return	High Yield
	Portfolio - Initial	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988
Total assets	52,976	3,218	83,809	9,329	17,988
Net assets	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988

Net assets
Accumulation units	$ 52,976	$ 3,218	$ 80,606	$ 9,329	$ 16,525
Contracts in payout (annuitization)	-	-	3,203	-	1,463
Total net assets	$ 52,976	$ 3,218	$ 83,809	$ 9,329	$ 17,988

Total number of mutual fund shares	1,179,345	152,229	4,436,678	812,666	1,449,490

Cost of mutual fund shares	$ 40,551	$ 2,159	$ 60,920	$ 9,711	$ 16,170

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127
Total assets	2,821	3,450	6,162	2,739	1,127
Net assets	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127

Net assets
Accumulation units	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,821	$ 3,450	$ 6,162	$ 2,739	$ 1,127

Total number of mutual fund shares	235,448	260,979	436,104	186,335	98,801

Cost of mutual fund shares	$ 2,627	$ 2,752	$ 4,857	$ 2,214	$ 1,051

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING T. Rowe
	Price Diversified	ING T. Rowe		ING Strategic	ING Strategic
	Mid Cap	Price Growth	ING Templeton	Allocation	Allocation
	Growth	Equity	Foreign Equity	Conservative	Growth
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio -	Portfolio -
	Class	Class	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730
Total assets	48,397	37,679	17,537	7,505	9,730
Net assets	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730

Net assets
Accumulation units	$ 48,397	$ 32,232	$ 16,339	$ 5,549	$ 8,392
Contracts in payout (annuitization)	-	5,447	1,198	1,956	1,338
Total net assets	$ 48,397	$ 37,679	$ 17,537	$ 7,505	$ 9,730

Total number of mutual fund shares	4,143,595	422,832	1,327,542	616,706	736,004

Cost of mutual fund shares	$ 34,274	$ 22,984	$ 13,312	$ 6,123	$ 6,917

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Growth		ING Euro
	Moderate	and Income	and Income	ING GET U.S.	STOXX 50®
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Index Portfolio -
	Class I	Class A	Class I	Series 14	Class I
Assets
Investments in mutual funds
at fair value	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46
Total assets	10,224	1,846	248,811	4,907	46
Net assets	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46

Net assets
Accumulation units	$ 7,906	$ -	$ 188,883	$ 4,907	$ 46
Contracts in payout (annuitization)	2,318	1,846	59,928	-	-
Total net assets	$ 10,224	$ 1,846	$ 248,811	$ 4,907	$ 46

Total number of mutual fund shares	810,798	58,854	7,856,353	511,718	3,856

Cost of mutual fund shares	$ 8,245	$ 1,339	$ 169,385	$ 5,128	$ 36

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING
	LargeCap	MidCap	SmallCap	International	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134
Total assets	71,271	8,351	4,581	8,699	134
Net assets	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134

Net assets
Accumulation units	$ 52,033	$ 8,351	$ 4,581	$ 8,048	$ 134
Contracts in payout (annuitization)	19,238	-	-	651	-
Total net assets	$ 71,271	$ 8,351	$ 4,581	$ 8,699	$ 134

Total number of mutual fund shares	3,554,654	353,548	209,581	866,474	13,406

Cost of mutual fund shares	$ 50,628	$ 5,403	$ 2,823	$ 6,888	$ 115

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Russell™				ING Russell™
	Large Cap	ING Russell™	ING Russell™	ING Russell™	Mid Cap
	Growth Index	Large Cap Index	Large Cap Value	Large Cap Value	Growth Index
	Portfolio -	Portfolio - Class	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	I	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080
Total assets	28,735	17,423	7,738	1,517	1,080
Net assets	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080

Net assets
Accumulation units	$ 28,481	$ 13,875	$ 7,738	$ 1,517	$ 1,080
Contracts in payout (annuitization)	254	3,548	-	-	-
Total net assets	$ 28,735	$ 17,423	$ 7,738	$ 1,517	$ 1,080

Total number of mutual fund shares	1,316,895	1,214,972	421,238	83,004	44,040

Cost of mutual fund shares	$ 15,500	$ 11,592	$ 4,957	$ 989	$ 804

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Small		ING
	Mid Cap Index	Small Cap Index	Company	ING U.S. Bond	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Value Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520
Total assets	789	1,082	30,613	1,240	1,520
Net assets	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520

Net assets
Accumulation units	$ 789	$ 1,082	$ 25,506	$ 1,240	$ 1,520
Contracts in payout (annuitization)	-	-	5,107	-	-
Total net assets	$ 789	$ 1,082	$ 30,613	$ 1,240	$ 1,520

Total number of mutual fund shares	49,294	63,887	1,242,904	119,506	157,462

Cost of mutual fund shares	$ 610	$ 826	$ 20,964	$ 1,307	$ 1,227

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Janus Aspen
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class I	Class S	Class I	Class S	Shares
Assets
Investments in mutual funds
at fair value	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8
Total assets	6,779	3,805	1,196	2,973	8
Net assets	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8

Net assets
Accumulation units	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,779	$ 3,805	$ 1,196	$ 2,973	$ 8

Total number of mutual fund shares	408,870	235,770	41,059	105,731	260

Cost of mutual fund shares	$ 5,793	$ 2,732	$ 946	$ 2,219	$ 7

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

Janus Aspen
	Series	Lord Abbett
	Enterprise	Series Fund	Oppenheimer
	Portfolio -	MidCap Stock	Discovery Mid		Oppenheimer
	Institutional	Portfolio -	Cap Growth	Oppenheimer	Main Street
	Shares	Class VC	Fund/VA	Global Fund/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ -	$ 2,031	$ 426	$ 23	$ 337
Total assets	-	2,031	426	23	337
Net assets	$ -	$ 2,031	$ 426	$ 23	$ 337

Net assets
Accumulation units	$ -	$ 2,031	$ -	$ 23	$ -
Contracts in payout (annuitization)	-	-	426	-	337
Total net assets	$ -	$ 2,031	$ 426	$ 23	$ 337

Total number of mutual fund shares	1	86,671	5,716	567	10,790

Cost of mutual fund shares	$ -	$ 1,204	$ 399	$ 15	$ 231

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

		PIMCO Real	Pioneer
	Oppenheimer	Return	Emerging	Pioneer High
	Main Street	Portfolio -	Markets VCT	Yield VCT
	Small Cap	Administrative	Portfolio -	Portfolio -	Wanger
	Fund®/VA	Class	Class I	Class I	International
Assets
Investments in mutual funds
at fair value	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587
Total assets	1,033	3,588	1,028	634	2,587
Net assets	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587

Net assets
Accumulation units	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,033	$ 3,588	$ 1,028	$ 634	$ 2,587

Total number of mutual fund shares	37,154	284,788	40,939	60,425	74,888

Cost of mutual fund shares	$ 776	$ 4,055	$ 1,015	$ 634	$ 2,437

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December, 31 2013 (Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 2,884	$ 1,247
Total assets	2,884	1,247
Net assets	$ 2,884	$ 1,247

Net assets
Accumulation units	$ 2,884	$ 1,247
Contracts in payout (annuitization)	-	-
Total net assets	$ 2,884	$ 1,247

Total number of mutual fund shares	79,208	30,320

Cost of mutual fund shares	$ 2,016	$ 1,037

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series® Growth-	Series®	Calvert VP SRI
	Fund - Series I	Fund - Series I	Income Fund -	International	Balanced
	Shares	Shares	Class 2	Fund - Class 2	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 23	$ 1	$ -	$ 9
Expenses:
Mortality and expense risk
charges	6	17	-	-	10
Total expenses	6	17	-	-	10
Net investment income (loss)	(3)	6	1	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	22	-	-	91
Capital gains distributions	-	-	-	-	79
Total realized gain (loss) on investments
and capital gains distributions	13	22	-	-	170
Net unrealized appreciation
(depreciation) of investments	225	368	10	3	(37)
Net realized and unrealized gain (loss)
on investments	238	390	10	3	133
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 396	$ 11	$ 3	$ 132

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Federated Fund	Federated High	Federated	Federated	Federated
	for U.S.	Income Bond	Kaufmann	Managed Tail	Managed
	Government	Fund II -	Fund II -	Risk Fund II -	Volatility
	Securities II	Primary Shares	Primary Shares	Primary Shares	Fund II
Net investment income (loss)
Investment Income:
Dividends	$ 30	$ 273	$ -	$ 49	$ 84
Expenses:
Mortality and expense risk
charges	12	56	25	69	41
Total expenses	12	56	25	69	41
Net investment income (loss)	18	217	(25)	(20)	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(22)	83	91	86
Capital gains distributions	-	-	150	99	-
Total realized gain (loss) on investments
and capital gains distributions	-	(22)	233	190	86
Net unrealized appreciation
(depreciation) of investments	(48)	19	361	502	398
Net realized and unrealized gain (loss)
on investments	(48)	(3)	594	692	484
Net increase (decrease) in net assets
resulting from operations	$ (30)	$ 214	$ 569	$ 672	$ 527

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
		Equity-Income	Fidelity® VIP	High Income	Overseas
	Federated Prime	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Money Fund II	Class	- Initial Class	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 1,369	$ 31	$ 12	$ 52
Expenses:
Mortality and expense risk
charges	16	684	99	3	35
Total expenses	16	684	99	3	35
Net investment income (loss)	(16)	685	(68)	9	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(812)	535	10	342
Capital gains distributions	-	3,631	7	-	14
Total realized gain (loss) on investments
and capital gains distributions	-	2,819	542	10	356
Net unrealized appreciation
(depreciation) of investments	-	9,577	2,707	(9)	585
Net realized and unrealized gain (loss)
on investments	-	12,396	3,249	1	941
Net increase (decrease) in net assets
resulting from operations	$ (16)	$ 13,081	$ 3,181	$ 10	$ 958

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Class	Fund - Class 2	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 433	$ 386	$ 14	$ 41	$ 1,501
Expenses:
Mortality and expense risk
charges	834	290	10	27	853
Total expenses	834	290	10	27	853
Net investment income (loss)	(401)	96	4	14	648

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,140	716	-	214	(344)
Capital gains distributions	12	207	7	52	-
Total realized gain (loss) on investments
and capital gains distributions	6,152	923	7	266	(344)
Net unrealized appreciation
(depreciation) of investments	15,260	4,475	(33)	611	9,776
Net realized and unrealized gain (loss)
on investments	21,412	5,398	(26)	877	9,432
Net increase (decrease) in net assets
resulting from operations	$ 21,011	$ 5,494	$ (22)	$ 891	$ 10,080

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING BlackRock
	ING	ING American	ING American	ING American	Health Sciences
	Intermediate	Funds Asset	Funds	Funds World	Opportunities
	Bond Portfolio -	Allocation	International	Allocation	Portfolio -
	Class I	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,633	$ 19	$ 72	$ 4	$ 1
Expenses:
Mortality and expense risk
charges	1,289	19	100	4	10
Total expenses	1,289	19	100	4	10
Net investment income (loss)	2,344	-	(28)	-	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,427	39	447	-	156
Capital gains distributions	-	10	-	3	85
Total realized gain (loss) on investments
and capital gains distributions	2,427	49	447	3	241
Net unrealized appreciation
(depreciation) of investments	(6,162)	237	1,031	29	89
Net realized and unrealized gain (loss)
on investments	(3,735)	286	1,478	32	330
Net increase (decrease) in net assets
resulting from operations	$ (1,391)	$ 286	$ 1,450	$ 32	$ 321

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING BlackRock		ING BlackRock	ING Clarion
	Inflation	ING BlackRock	Large Cap	Global Real	ING Clarion
	Protected Bond	Inflation	Growth	Estate	Global Real
	Portfolio -	Protected Bond	Portfolio -	Portfolio -	Estate
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 303	$ 108	$ 61
Expenses:
Mortality and expense risk
charges	2	50	269	17	14
Total expenses	2	50	269	17	14
Net investment income (loss)	(2)	(50)	34	91	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(255)	(72)	202	91
Capital gains distributions	20	257	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	2	(72)	202	91
Net unrealized appreciation
(depreciation) of investments	(50)	(418)	6,231	(236)	(112)
Net realized and unrealized gain (loss)
on investments	(27)	(416)	6,159	(34)	(21)
Net increase (decrease) in net assets
resulting from operations	$ (29)	$ (466)	$ 6,193	$ 57	$ 26

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING FMRSM
	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin	ING Franklin
	Real Estate	Cap Portfolio -	Diversified Mid	Income	Mutual Shares
	Portfolio -	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 39	$ 100	$ 10	$ 283	$ 16
Expenses:
Mortality and expense risk
charges	25	177	17	66	18
Total expenses	25	177	17	66	18
Net investment income (loss)	14	(77)	(7)	217	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	266	672	65	215	78
Capital gains distributions	-	53	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	266	725	73	215	78
Net unrealized appreciation
(depreciation) of investments	(235)	3,542	530	249	263
Net realized and unrealized gain (loss)
on investments	31	4,267	603	464	341
Net increase (decrease) in net assets
resulting from operations	$ 45	$ 4,190	$ 596	$ 681	$ 339

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Franklin			ING JPMorgan
	Templeton		ING Invesco	Emerging	ING JPMorgan
	Founding	ING Global	Growth and	Markets Equity	Emerging
	Strategy	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 43	$ 14	$ 57	$ 55
Expenses:
Mortality and expense risk
charges	2	46	10	65	56
Total expenses	2	46	10	65	56
Net investment income (loss)	(1)	(3)	4	(8)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	182	141	49	(28)
Capital gains distributions	-	-	-	111	141
Total realized gain (loss) on investments
and capital gains distributions	18	182	141	160	113
Net unrealized appreciation
(depreciation) of investments	11	376	107	(525)	(551)
Net realized and unrealized gain (loss)
on investments	29	558	248	(365)	(438)
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 555	$ 252	$ (373)	$ (439)

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -	ING Large Cap
	Institutional	Portfolio -	Institutional	Institutional	Value Portfolio -
	Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 25	$ 4	$ 581	$ 135	$ 26
Expenses:
Mortality and expense risk
charges	33	4	915	54	16
Total expenses	33	4	915	54	16
Net investment income (loss)	(8)	-	(334)	81	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	255	11	2,764	471	65
Capital gains distributions	62	11	1,014	-	-
Total realized gain (loss) on investments
and capital gains distributions	317	22	3,778	471	65
Net unrealized appreciation
(depreciation) of investments	538	122	14,905	1,095	273
Net realized and unrealized gain (loss)
on investments	855	144	18,683	1,566	338
Net increase (decrease) in net assets
resulting from operations	$ 847	$ 144	$ 18,349	$ 1,647	$ 348

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Multi-
					Manager Large
	ING Marsico	ING MFS Total	ING MFS Total	ING MFS	Cap Core
	Growth	Return Portfolio	Return	Utilities	Portfolio -
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 718	$ 21	$ 48	$ 81
Expenses:
Mortality and expense risk
charges	13	380	9	22	107
Total expenses	13	380	9	22	107
Net investment income (loss)	(3)	338	12	26	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	98	(160)	60	140	613
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	98	(160)	60	140	613
Net unrealized appreciation
(depreciation) of investments	232	4,763	108	243	1,568
Net realized and unrealized gain (loss)
on investments	330	4,603	168	383	2,181
Net increase (decrease) in net assets
resulting from operations	$ 327	$ 4,941	$ 180	$ 409	$ 2,155

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING Pioneer
	ING PIMCO	ING PIMCO	Mid Cap Value	ING Pioneer	ING Retirement
	High Yield	Total Return	Portfolio -	Mid Cap Value	Conservative
	Portfolio -	Bond Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 282	$ 165	$ 19	$ 5	$ 100
Expenses:
Mortality and expense risk
charges	55	58	12	5	35
Total expenses	55	58	12	5	35
Net investment income (loss)	227	107	7	-	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	30	630	142	12
Capital gains distributions	-	51	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	106	81	630	142	49
Net unrealized appreciation
(depreciation) of investments	(122)	(332)	(297)	(43)	(17)
Net realized and unrealized gain (loss)
on investments	(16)	(251)	333	99	32
Net increase (decrease) in net assets
resulting from operations	$ 211	$ (144)	$ 340	$ 99	$ 97

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Retirement		ING T. Rowe	ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital	Price Equity
	Growth	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 96	$ 94	$ 146	$ 226	$ 103
Expenses:
Mortality and expense risk
charges	62	55	63	180	63
Total expenses	62	55	63	180	63
Net investment income (loss)	34	39	83	46	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	161	276	216	1,010	521
Capital gains distributions	-	-	-	1,203	5
Total realized gain (loss) on investments
and capital gains distributions	161	276	216	2,213	526
Net unrealized appreciation
(depreciation) of investments	595	281	137	1,317	1,003
Net realized and unrealized gain (loss)
on investments	756	557	353	3,530	1,529
Net increase (decrease) in net assets
resulting from operations	$ 790	$ 596	$ 436	$ 3,576	$ 1,569

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton		ING Money	ING Money
	International	Global Growth ING U.S. Stock		Market	Market
	Stock Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 32	$ 6	$ 1	$ -	$ -
Expenses:
Mortality and expense risk
charges	36	5	1	717	1
Total expenses	36	5	1	717	1
Net investment income (loss)	(4)	1	-	(717)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	34	2	-	-
Capital gains distributions	-	-	2	11	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	34	4	11	-
Net unrealized appreciation
(depreciation) of investments	383	70	15	-	-
Net realized and unrealized gain (loss)
on investments	376	104	19	11	-
Net increase (decrease) in net assets
resulting from operations	$ 372	$ 105	$ 19	$ (706)	$ (1)

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING American
	Century Small-	ING Baron	ING Columbia	ING Columbia
	Mid Cap Value	Growth	Contrarian Core	Small Cap Value	ING Global
	Portfolio -	Portfolio -	Portfolio -	II Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 78	$ 33	$ 5	$ 614
Expenses:
Mortality and expense risk
charges	17	63	25	5	358
Total expenses	17	63	25	5	358
Net investment income (loss)	10	15	8	-	256

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	120	674	244	53	(133)
Capital gains distributions	77	232	-	-	758
Total realized gain (loss) on investments
and capital gains distributions	197	906	244	53	625
Net unrealized appreciation
(depreciation) of investments	419	971	411	114	(2,564)
Net realized and unrealized gain (loss)
on investments	616	1,877	655	167	(1,939)
Net increase (decrease) in net assets
resulting from operations	$ 626	$ 1,892	$ 663	$ 167	$ (1,683)

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Invesco
		ING Growth	ING Invesco	Equity and	ING JPMorgan
	ING Global	and Income	Comstock	Income	Mid Cap Value
	Bond Portfolio -	Core Portfolio -	Portfolio -	Portfolio - Initial	Portfolio -
	Service Class	Initial Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 103	$ 9	$ 702	$ 17
Expenses:
Mortality and expense risk
charges	1	31	9	608	24
Total expenses	1	31	9	608	24
Net investment income (loss)	1	72	-	94	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	706	83	824	60
Capital gains distributions	3	-	-	-	91
Total realized gain (loss) on investments
and capital gains distributions	-	706	83	824	151
Net unrealized appreciation
(depreciation) of investments	(7)	85	218	9,737	553
Net realized and unrealized gain (loss)
on investments	(7)	791	301	10,561	704
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 863	$ 301	$ 10,655	$ 697

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING Pioneer
	Global	Total Return	High Yield	ING Solution	ING Solution
	Portfolio - Initial	Portfolio -	Portfolio - Initial	2015 Portfolio -	2025 Portfolio -
	Class	Service Class	Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,088	$ 360	$ 871	$ 81	$ 68
Expenses:
Mortality and expense risk
charges	965	106	217	25	25
Total expenses	965	106	217	25	25
Net investment income (loss)	123	254	654	56	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,413	123	1,869	58	48
Capital gains distributions	-	74	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,413	197	1,869	58	48
Net unrealized appreciation
(depreciation) of investments	14,034	(801)	(689)	83	343
Net realized and unrealized gain (loss)
on investments	18,447	(604)	1,180	141	391
Net increase (decrease) in net assets
resulting from operations	$ 18,570	$ (350)	$ 1,834	$ 197	$ 434

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING T. Rowe
				Price Diversified	ING T. Rowe
			ING Solution	Mid Cap	Price Growth
	ING Solution	ING Solution	Income	Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio - Initial	Portfolio - Initial
	Service Class	Service Class	Service Class	Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 101	$ 37	$ 36	$ 128	$ 6
Expenses:
Mortality and expense risk
charges	43	18	9	520	412
Total expenses	43	18	9	520	412
Net investment income (loss)	58	19	27	(392)	(406)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	53	14	1,890	1,959
Capital gains distributions	-	-	-	501	-
Total realized gain (loss) on investments
and capital gains distributions	51	53	14	2,391	1,959
Net unrealized appreciation
(depreciation) of investments	830	383	26	10,891	9,105
Net realized and unrealized gain (loss)
on investments	881	436	40	13,282	11,064
Net increase (decrease) in net assets
resulting from operations	$ 939	$ 455	$ 67	$ 12,890	$ 10,658

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	ING Templeton	Large Cap	Allocation	Allocation	Allocation
	Foreign Equity	Equity	Conservative	Growth	Moderate
	Portfolio - Initial	Portfolio - Initial	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 255	$ 57	$ 183	$ 146	$ 210
Expenses:
Mortality and expense risk
charges	194	35	93	101	127
Total expenses	194	35	93	101	127
Net investment income (loss)	61	22	90	45	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(366)	2,143	117	(88)	(308)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(366)	2,143	117	(88)	(308)
Net unrealized appreciation
(depreciation) of investments	3,309	(950)	519	1,719	1,644
Net realized and unrealized gain (loss)
on investments	2,943	1,193	636	1,631	1,336
Net increase (decrease) in net assets
resulting from operations	$ 3,004	$ 1,215	$ 726	$ 1,676	$ 1,419

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Series 11	Series 12	Series 13
Net investment income (loss)
Investment Income:
Dividends	$ 15	$ 3,042	$ 66	$ 230	$ 278
Expenses:
Mortality and expense risk
charges	22	2,591	9	60	131
Total expenses	22	2,591	9	60	131
Net investment income (loss)	(7)	451	57	170	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	17,746	(376)	(560)	(625)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	40	17,746	(376)	(560)	(625)
Net unrealized appreciation
(depreciation) of investments	397	40,044	307	412	317
Net realized and unrealized gain (loss)
on investments	437	57,790	(69)	(148)	(308)
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 58,241	$ (12)	$ 22	$ (161)

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING BlackRock
		Science and
		Technology	ING Euro	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	STOXX 50®	LargeCap	MidCap
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 14	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 157	$ -	$ 2	$ 1,241	$ 121
Expenses:
Mortality and expense risk
charges	88	12	-	793	94
Total expenses	88	12	-	793	94
Net investment income (loss)	69	(12)	2	448	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	(700)	1	916	949
Capital gains distributions	-	662	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(50)	(38)	1	916	949
Net unrealized appreciation
(depreciation) of investments	(124)	250	7	16,894	2,152
Net realized and unrealized gain (loss)
on investments	(174)	212	8	17,810	3,101
Net increase (decrease) in net assets
resulting from operations	$ (105)	$ 200	$ 10	$ 18,258	$ 3,128

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING	Large Cap	ING Russell™
	SmallCap	International	International	Growth Index	Large Cap
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 37	$ 188	$ -	$ 395	$ 258
Expenses:
Mortality and expense risk
charges	34	96	1	342	201
Total expenses	34	96	1	342	201
Net investment income (loss)	3	92	(1)	53	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	250	1	2,109	1,153
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	250	1	2,109	1,153
Net unrealized appreciation
(depreciation) of investments	1,278	1,153	17	4,990	2,993
Net realized and unrealized gain (loss)
on investments	1,359	1,403	18	7,099	4,146
Net increase (decrease) in net assets
resulting from operations	$ 1,362	$ 1,495	$ 17	$ 7,152	$ 4,203

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 128	$ 20	$ 7	$ 7	$ 13
Expenses:
Mortality and expense risk
charges	87	19	8	6	8
Total expenses	87	19	8	6	8
Net investment income (loss)	41	1	(1)	1	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	694	86	26	33	49
Capital gains distributions	54	9	-	18	34
Total realized gain (loss) on investments
and capital gains distributions	748	95	26	51	83
Net unrealized appreciation
(depreciation) of investments	1,251	263	248	137	229
Net realized and unrealized gain (loss)
on investments	1,999	358	274	188	312
Net increase (decrease) in net assets
resulting from operations	$ 2,040	$ 359	$ 273	$ 189	$ 317

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Small		ING	ING MidCap	ING MidCap
	Company	ING U.S. Bond	International	Opportunities	Opportunities
	Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 145	$ 24	$ 37	$ 2	$ -
Expenses:
Mortality and expense risk
charges	335	11	13	59	44
Total expenses	335	11	13	59	44
Net investment income (loss)	(190)	13	24	(57)	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	641	(5)	50	405	471
Capital gains distributions	2,252	12	-	158	92
Total realized gain (loss) on investments
and capital gains distributions	2,893	7	50	563	563
Net unrealized appreciation
(depreciation) of investments	6,047	(62)	190	866	459
Net realized and unrealized gain (loss)
on investments	8,940	(55)	240	1,429	1,022
Net increase (decrease) in net assets
resulting from operations	$ 8,750	$ (42)	$ 264	$ 1,372	$ 978

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				Janus Aspen
			Janus Aspen	Series	Lord Abbett
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Fund
	Opportunities	Opportunities	Portfolio -	Portfolio -	MidCap Stock
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Class I	Class S	Shares	Shares	Class VC
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ -	$ 8
Expenses:
Mortality and expense risk
charges	9	33	-	-	19
Total expenses	9	33	-	-	19
Net investment income (loss)	(9)	(33)	-	-	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	225	-	-	54
Capital gains distributions	59	165	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	98	390	-	-	54
Net unrealized appreciation
(depreciation) of investments	234	474	1	-	450
Net realized and unrealized gain (loss)
on investments	332	864	1	-	504
Net increase (decrease) in net assets
resulting from operations	$ 323	$ 831	$ 1	$ -	$ 493

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					PIMCO Real
	Oppenheimer			Oppenheimer	Return
	Discovery Mid		Oppenheimer	Main Street	Portfolio -
	Cap Growth	Oppenheimer	Main Street	Small Cap	Administrative
	Fund/VA	Global Fund/VA	Fund®/VA	Fund®/VA	Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3	$ 9	$ 69
Expenses:
Mortality and expense risk
charges	3	-	4	9	52
Total expenses	3	-	4	9	52
Net investment income (loss)	(3)	-	(1)	-	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56	-	1	217	155
Capital gains distributions	-	-	-	11	30
Total realized gain (loss) on investments
and capital gains distributions	56	-	1	228	185
Net unrealized appreciation
(depreciation) of investments	14	5	82	91	(816)
Net realized and unrealized gain (loss)
on investments	70	5	83	319	(631)
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 5	$ 82	$ 319	$ (614)

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Pioneer
	Emerging	Pioneer High
	Markets VCT	Yield VCT
	Portfolio -	Portfolio -	Wanger
	Class I	Class I	International	Wanger Select	Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 33	$ 59	$ 8	$ 1
Expenses:
Mortality and expense risk
charges	9	7	19	22	9
Total expenses	9	7	19	22	9
Net investment income (loss)	1	26	40	(14)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(167)	19	(20)	234	16
Capital gains distributions	-	36	149	40	91
Total realized gain (loss) on investments
and capital gains distributions	(167)	55	129	274	107
Net unrealized appreciation
(depreciation) of investments	124	(16)	250	529	193
Net realized and unrealized gain (loss)
on investments	(43)	39	379	803	300
Net increase (decrease) in net assets
resulting from operations	$ (42)	$ 65	$ 419	$ 789	$ 292

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Invesco V.I.		American Funds	American Funds
	American	Invesco V.I.	Insurance	Insurance
	Franchise	Core Equity	Series®	Series®
	Fund - Series I	Fund - Series I	Growth-Income	International
	Shares	Shares	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2012	$ -	$ 1,485	$ 2	$ 2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	3	-	-
Net unrealized appreciation (depreciation)
of investments	(17)	173	-	1
Net increase (decrease) in net assets resulting from
operations	(25)	175	-	1
Changes from principal transactions:
Total unit transactions	718	(234)	4	6
Increase (decrease) in net assets derived from
principal transactions	718	(234)	4	6
Total increase (decrease) in net assets	693	(59)	4	7
Net assets at December 31, 2012	693	1,426	6	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	6	1	-
Total realized gain (loss) on investments
and capital gains distributions	13	22	-	-
Net unrealized appreciation (depreciation)
of investments	225	368	10	3
Net increase (decrease) in net assets resulting from
operations	235	396	11	3
Changes from principal transactions:
Total unit transactions	(137)	9	79	10
Increase (decrease) in net assets derived from
principal transactions	(137)	9	79	10
Total increase (decrease) in net assets	98	405	90	13
Net assets at December 31, 2013	$ 791	$ 1,831	$ 96	$ 22

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		Federated Fund	Federated High	Federated
	Calvert VP SRI	for U.S.	Income Bond	Kaufmann
	Balanced	Government	Fund II -	Fund II -
	Portfolio	Securities II	Primary Shares	Primary Shares
Net assets at January 1, 2012	$ 1,023	$ 1,125	$ 3,753	$ 1,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	27	240	(23)
Total realized gain (loss) on investments
and capital gains distributions	-	10	(32)	30
Net unrealized appreciation (depreciation)
of investments	99	(21)	272	233
Net increase (decrease) in net assets resulting from
operations	99	16	480	240
Changes from principal transactions:
Total unit transactions	(251)	(208)	(231)	(285)
Increase (decrease) in net assets derived from
principal transactions	(251)	(208)	(231)	(285)
Total increase (decrease) in net assets	(152)	(192)	249	(45)
Net assets at December 31, 2012	871	933	4,002	1,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	18	217	(25)
Total realized gain (loss) on investments
and capital gains distributions	170	-	(22)	233
Net unrealized appreciation (depreciation)
of investments	(37)	(48)	19	361
Net increase (decrease) in net assets resulting from
operations	132	(30)	214	569
Changes from principal transactions:
Total unit transactions	(67)	(124)	(310)	(194)
Increase (decrease) in net assets derived from
principal transactions	(67)	(124)	(310)	(194)
Total increase (decrease) in net assets	65	(154)	(96)	375
Net assets at December 31, 2013	$ 936	$ 779	$ 3,906	$ 1,940

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Federated	Federated		Fidelity® VIP
	Managed Tail	Managed		Equity-Income
	Risk Fund II -	Volatility	Federated Prime	Portfolio -
	Primary Shares	Fund II	Money Fund II	Initial Class
Net assets at January 1, 2012	$ 5,042	$ 3,112	$ 1,482	$ 52,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	49	(18)	925
Total realized gain (loss) on investments
and capital gains distributions	336	261	-	1,150
Net unrealized appreciation (depreciation)
of investments	136	34	-	5,791
Net increase (decrease) in net assets resulting from
operations	429	344	(18)	7,866
Changes from principal transactions:
Total unit transactions	(783)	(668)	(351)	(9,365)
Increase (decrease) in net assets derived from
principal transactions	(783)	(668)	(351)	(9,365)
Total increase (decrease) in net assets	(354)	(324)	(369)	(1,499)
Net assets at December 31, 2012	4,688	2,788	1,113	51,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	43	(16)	685
Total realized gain (loss) on investments
and capital gains distributions	190	86	-	2,819
Net unrealized appreciation (depreciation)
of investments	502	398	-	9,577
Net increase (decrease) in net assets resulting from
operations	672	527	(16)	13,081
Changes from principal transactions:
Total unit transactions	(547)	(395)	(17)	(6,381)
Increase (decrease) in net assets derived from
principal transactions	(547)	(395)	(17)	(6,381)
Total increase (decrease) in net assets	125	132	(33)	6,700
Net assets at December 31, 2013	$ 4,813	$ 2,920	$ 1,080	$ 58,115

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class
Net assets at January 1, 2012	$ 9,281	$ 222	$ 3,450	$ 104,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	10	36	173
Total realized gain (loss) on investments
and capital gains distributions	336	8	(248)	(4,345)
Net unrealized appreciation (depreciation)
of investments	953	9	850	19,320
Net increase (decrease) in net assets resulting from
operations	1,259	27	638	15,148
Changes from principal transactions:
Total unit transactions	(970)	(11)	(489)	(16,002)
Increase (decrease) in net assets derived from
principal transactions	(970)	(11)	(489)	(16,002)
Total increase (decrease) in net assets	289	16	149	(854)
Net assets at December 31, 2012	9,570	238	3,599	103,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	9	17	(401)
Total realized gain (loss) on investments
and capital gains distributions	542	10	356	6,152
Net unrealized appreciation (depreciation)
of investments	2,707	(9)	585	15,260
Net increase (decrease) in net assets resulting from
operations	3,181	10	958	21,011
Changes from principal transactions:
Total unit transactions	(841)	(35)	(361)	(80,506)
Increase (decrease) in net assets derived from
principal transactions	(841)	(35)	(361)	(80,506)
Total increase (decrease) in net assets	2,340	(25)	597	(59,495)
Net assets at December 31, 2013	$ 11,910	$ 213	$ 4,196	$ 44,181

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	ING Balanced
	Portfolio - Initial	Portfolio - Initial	Securities	Portfolio -
	Class	Class	Fund - Class 2	Class I
Net assets at January 1, 2012	$ 18,731	$ 741	$ 2,787	$ 68,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	7	(3)	1,312
Total realized gain (loss) on investments
and capital gains distributions	827	19	310	(1,085)
Net unrealized appreciation (depreciation)
of investments	1,665	6	94	7,825
Net increase (decrease) in net assets resulting from
operations	2,612	32	401	8,052
Changes from principal transactions:
Total unit transactions	(2,376)	(65)	(507)	(9,085)
Increase (decrease) in net assets derived from
principal transactions	(2,376)	(65)	(507)	(9,085)
Total increase (decrease) in net assets	236	(33)	(106)	(1,033)
Net assets at December 31, 2012	18,967	708	2,681	67,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96	4	14	648
Total realized gain (loss) on investments
and capital gains distributions	923	7	266	(344)
Net unrealized appreciation (depreciation)
of investments	4,475	(33)	611	9,776
Net increase (decrease) in net assets resulting from
operations	5,494	(22)	891	10,080
Changes from principal transactions:
Total unit transactions	(2,234)	(104)	(111)	(3,674)
Increase (decrease) in net assets derived from
principal transactions	(2,234)	(104)	(111)	(3,674)
Total increase (decrease) in net assets	3,260	(126)	780	6,406
Net assets at December 31, 2013	$ 22,227	$ 582	$ 3,461	$ 74,157

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING	ING American	ING American	ING American
	Intermediate	Funds Asset	Funds	Funds World
	Bond Portfolio -	Allocation	International	Allocation
	Class I	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2012	$ 101,540	$ 119	$ 9,304	$ 138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,815	-	7	-
Total realized gain (loss) on investments
and capital gains distributions	64	6	(627)	17
Net unrealized appreciation (depreciation)
of investments	4,523	41	1,905	(4)
Net increase (decrease) in net assets resulting from
operations	8,402	47	1,285	13
Changes from principal transactions:
Total unit transactions	4,696	904	(2,741)	(12)
Increase (decrease) in net assets derived from
principal transactions	4,696	904	(2,741)	(12)
Total increase (decrease) in net assets	13,098	951	(1,456)	1
Net assets at December 31, 2012	114,638	1,070	7,848	139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,344	-	(28)	-
Total realized gain (loss) on investments
and capital gains distributions	2,427	49	447	3
Net unrealized appreciation (depreciation)
of investments	(6,162)	237	1,031	29
Net increase (decrease) in net assets resulting from
operations	(1,391)	286	1,450	32
Changes from principal transactions:
Total unit transactions	(7,734)	1,026	(777)	198
Increase (decrease) in net assets derived from
principal transactions	(7,734)	1,026	(777)	198
Total increase (decrease) in net assets	(9,125)	1,312	673	230
Net assets at December 31, 2013	$ 105,513	$ 2,382	$ 8,521	$ 369

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING BlackRock		ING BlackRock
	ING BlackRock	Inflation	ING BlackRock	Large Cap
	Health Sciences Protected Bond		Inflation	Growth
	Opportunities	Portfolio -	Protected Bond	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 392	$ 328	$ 3,386	$ 20,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(26)	(106)
Total realized gain (loss) on investments
and capital gains distributions	17	20	272	(631)
Net unrealized appreciation (depreciation)
of investments	44	-	(39)	3,514
Net increase (decrease) in net assets resulting from
operations	60	20	207	2,777
Changes from principal transactions:
Total unit transactions	(63)	17	1,930	(2,860)
Increase (decrease) in net assets derived from
principal transactions	(63)	17	1,930	(2,860)
Total increase (decrease) in net assets	(3)	37	2,137	(83)
Net assets at December 31, 2012	389	365	5,523	20,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(2)	(50)	34
Total realized gain (loss) on investments
and capital gains distributions	241	23	2	(72)
Net unrealized appreciation (depreciation)
of investments	89	(50)	(418)	6,231
Net increase (decrease) in net assets resulting from
operations	321	(29)	(466)	6,193
Changes from principal transactions:
Total unit transactions	799	(11)	(2,254)	(2,333)
Increase (decrease) in net assets derived from
principal transactions	799	(11)	(2,254)	(2,333)
Total increase (decrease) in net assets	1,120	(40)	(2,720)	3,860
Net assets at December 31, 2013	$ 1,509	$ 325	$ 2,803	$ 24,773

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion		ING FMRSM
	Estate	Global Real	ING Clarion	Diversified Mid
	Portfolio -	Estate	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 1,590	$ 858	$ 2,480	$ 13,010

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	3	(55)
Total realized gain (loss) on investments
and capital gains distributions	84	(16)	172	340
Net unrealized appreciation (depreciation)
of investments	296	238	183	1,387
Net increase (decrease) in net assets resulting from
operations	379	216	358	1,672
Changes from principal transactions:
Total unit transactions	(63)	59	203	(2,021)
Increase (decrease) in net assets derived from
principal transactions	(63)	59	203	(2,021)
Total increase (decrease) in net assets	316	275	561	(349)
Net assets at December 31, 2012	1,906	1,133	3,041	12,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	47	14	(77)
Total realized gain (loss) on investments
and capital gains distributions	202	91	266	725
Net unrealized appreciation (depreciation)
of investments	(236)	(112)	(235)	3,542
Net increase (decrease) in net assets resulting from
operations	57	26	45	4,190
Changes from principal transactions:
Total unit transactions	(148)	(30)	(382)	(1,493)
Increase (decrease) in net assets derived from
principal transactions	(148)	(30)	(382)	(1,493)
Total increase (decrease) in net assets	(91)	(4)	(337)	2,697
Net assets at December 31, 2013	$ 1,815	$ 1,129	$ 2,704	$ 15,358

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Franklin
				Templeton
	ING FMRSM	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 1,494	$ 4,340	$ 1,424	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	205	4	-
Total realized gain (loss) on investments
and capital gains distributions	62	108	30	-
Net unrealized appreciation (depreciation)
of investments	142	173	125	-
Net increase (decrease) in net assets resulting from
operations	201	486	159	-
Changes from principal transactions:
Total unit transactions	(144)	79	(266)	284
Increase (decrease) in net assets derived from
principal transactions	(144)	79	(266)	284
Total increase (decrease) in net assets	57	565	(107)	284
Net assets at December 31, 2012	1,551	4,905	1,317	284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	217	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	73	215	78	18
Net unrealized appreciation (depreciation)
of investments	530	249	263	11
Net increase (decrease) in net assets resulting from
operations	596	681	339	28
Changes from principal transactions:
Total unit transactions	279	454	(11)	(194)
Increase (decrease) in net assets derived from
principal transactions	279	454	(11)	(194)
Total increase (decrease) in net assets	875	1,135	328	(166)
Net assets at December 31, 2013	$ 2,426	$ 6,040	$ 1,645	$ 118

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING JPMorgan
		ING Invesco	Emerging	ING JPMorgan
	ING Global	Growth and	Markets Equity	Emerging
	Resources	Income	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 6,365	$ 854	$ 5,594	$ 6,010

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	8	(75)	(59)
Total realized gain (loss) on investments
and capital gains distributions	527	21	422	116
Net unrealized appreciation (depreciation)
of investments	(756)	79	586	1,056
Net increase (decrease) in net assets resulting from
operations	(243)	108	933	1,113
Changes from principal transactions:
Total unit transactions	(1,037)	(233)	(646)	493
Increase (decrease) in net assets derived from
principal transactions	(1,037)	(233)	(646)	493
Total increase (decrease) in net assets	(1,280)	(125)	287	1,606
Net assets at December 31, 2012	5,085	729	5,881	7,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	4	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	182	141	160	113
Net unrealized appreciation (depreciation)
of investments	376	107	(525)	(551)
Net increase (decrease) in net assets resulting from
operations	555	252	(373)	(439)
Changes from principal transactions:
Total unit transactions	(1,263)	99	(985)	(896)
Increase (decrease) in net assets derived from
principal transactions	(1,263)	99	(985)	(896)
Total increase (decrease) in net assets	(708)	351	(1,358)	(1,335)
Net assets at December 31, 2013	$ 4,377	$ 1,080	$ 4,523	$ 6,281

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING JPMorgan	ING Large Cap
	Equity	Small Cap Core	Growth	ING Large Cap
	Portfolio -	Equity	Portfolio -	Value Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2012	$ 2,181	$ 187	$ 27,275	$ 4,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(2)	(256)	84
Total realized gain (loss) on investments
and capital gains distributions	46	18	1,857	245
Net unrealized appreciation (depreciation)
of investments	340	21	3,272	304
Net increase (decrease) in net assets resulting from
operations	368	37	4,873	633
Changes from principal transactions:
Total unit transactions	(329)	(17)	5,172	(64)
Increase (decrease) in net assets derived from
principal transactions	(329)	(17)	5,172	(64)
Total increase (decrease) in net assets	39	20	10,045	569
Net assets at December 31, 2012	2,220	207	37,320	5,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	(334)	81
Total realized gain (loss) on investments
and capital gains distributions	317	22	3,778	471
Net unrealized appreciation (depreciation)
of investments	538	122	14,905	1,095
Net increase (decrease) in net assets resulting from
operations	847	144	18,349	1,647
Changes from principal transactions:
Total unit transactions	40	398	59,623	912
Increase (decrease) in net assets derived from
principal transactions	40	398	59,623	912
Total increase (decrease) in net assets	887	542	77,972	2,559
Net assets at December 31, 2013	$ 3,107	$ 749	$ 115,292	$ 7,884

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING MFS Total
		ING Marsico	Return	ING MFS Total
	ING Large Cap	Growth	Portfolio -	Return
	Value Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2012	$ 431	$ 1,571	$ 32,630	$ 886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(8)	453	16
Total realized gain (loss) on investments
and capital gains distributions	12	303	(722)	42
Net unrealized appreciation (depreciation)
of investments	69	(118)	3,335	32
Net increase (decrease) in net assets resulting from
operations	89	177	3,066	90
Changes from principal transactions:
Total unit transactions	458	(818)	(5,685)	(6)
Increase (decrease) in net assets derived from
principal transactions	458	(818)	(5,685)	(6)
Total increase (decrease) in net assets	547	(641)	(2,619)	84
Net assets at December 31, 2012	978	930	30,011	970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(3)	338	12
Total realized gain (loss) on investments
and capital gains distributions	65	98	(160)	60
Net unrealized appreciation (depreciation)
of investments	273	232	4,763	108
Net increase (decrease) in net assets resulting from
operations	348	327	4,941	180
Changes from principal transactions:
Total unit transactions	650	(1)	(4,471)	244
Increase (decrease) in net assets derived from
principal transactions	650	(1)	(4,471)	244
Total increase (decrease) in net assets	998	326	470	424
Net assets at December 31, 2013	$ 1,976	$ 1,256	$ 30,481	$ 1,394

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Multi-
		Manager Large
	ING MFS	Cap Core	ING PIMCO	ING PIMCO
	Utilities	Portfolio -	High Yield	Total Return
	Portfolio -	Institutional	Portfolio -	Bond Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2012	$ 2,770	$ 7,951	$ 4,207	$ 2,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	17	240	75
Total realized gain (loss) on investments
and capital gains distributions	231	414	68	11
Net unrealized appreciation (depreciation)
of investments	9	278	242	142
Net increase (decrease) in net assets resulting from
operations	291	709	550	228
Changes from principal transactions:
Total unit transactions	(738)	(1,066)	242	2,131
Increase (decrease) in net assets derived from
principal transactions	(738)	(1,066)	242	2,131
Total increase (decrease) in net assets	(447)	(357)	792	2,359
Net assets at December 31, 2012	2,323	7,594	4,999	4,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(26)	227	107
Total realized gain (loss) on investments
and capital gains distributions	140	613	106	81
Net unrealized appreciation (depreciation)
of investments	243	1,568	(122)	(332)
Net increase (decrease) in net assets resulting from
operations	409	2,155	211	(144)
Changes from principal transactions:
Total unit transactions	(240)	(477)	(769)	262
Increase (decrease) in net assets derived from
principal transactions	(240)	(477)	(769)	262
Total increase (decrease) in net assets	169	1,678	(558)	118
Net assets at December 31, 2013	$ 2,492	$ 9,272	$ 4,441	$ 4,481

The accompanying notes are an integral part of these financial statements.

65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Pioneer
	Mid Cap Value	ING Pioneer	ING Retirement	ING Retirement
	Portfolio -	Mid Cap Value	Conservative	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2012	$ 2,100	$ 579	$ 846	$ 4,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	22	50
Total realized gain (loss) on investments
and capital gains distributions	7	22	44	109
Net unrealized appreciation (depreciation)
of investments	189	33	21	347
Net increase (decrease) in net assets resulting from
operations	201	53	87	506
Changes from principal transactions:
Total unit transactions	(345)	(71)	1,050	(545)
Increase (decrease) in net assets derived from
principal transactions	(345)	(71)	1,050	(545)
Total increase (decrease) in net assets	(144)	(18)	1,137	(39)
Net assets at December 31, 2012	1,956	561	1,983	4,536

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	-	65	34
Total realized gain (loss) on investments
and capital gains distributions	630	142	49	161
Net unrealized appreciation (depreciation)
of investments	(297)	(43)	(17)	595
Net increase (decrease) in net assets resulting from
operations	340	99	97	790
Changes from principal transactions:
Total unit transactions	(2,296)	(660)	1,416	(131)
Increase (decrease) in net assets derived from
principal transactions	(2,296)	(660)	1,416	(131)
Total increase (decrease) in net assets	(1,956)	(561)	1,513	659
Net assets at December 31, 2013	$ -	$ -	$ 3,496	$ 5,195

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2012	$ 5,336	$ 6,382	$ 12,364	$ 5,626

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	108	107	51
Total realized gain (loss) on investments
and capital gains distributions	227	361	720	739
Net unrealized appreciation (depreciation)
of investments	199	31	910	52
Net increase (decrease) in net assets resulting from
operations	500	500	1,737	842
Changes from principal transactions:
Total unit transactions	(1,307)	(1,880)	1,700	(1,258)
Increase (decrease) in net assets derived from
principal transactions	(1,307)	(1,880)	1,700	(1,258)
Total increase (decrease) in net assets	(807)	(1,380)	3,437	(416)
Net assets at December 31, 2012	4,529	5,002	15,801	5,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	83	46	40
Total realized gain (loss) on investments
and capital gains distributions	276	216	2,213	526
Net unrealized appreciation (depreciation)
of investments	281	137	1,317	1,003
Net increase (decrease) in net assets resulting from
operations	596	436	3,576	1,569
Changes from principal transactions:
Total unit transactions	(785)	336	3,349	76
Increase (decrease) in net assets derived from
principal transactions	(785)	336	3,349	76
Total increase (decrease) in net assets	(189)	772	6,925	1,645
Net assets at December 31, 2013	$ 4,340	$ 5,774	$ 22,726	$ 6,855

The accompanying notes are an integral part of these financial statements.

67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton		ING Money
	International	Global Growth	ING U.S. Stock	Market
	Stock Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class I
Net assets at January 1, 2012	$ 3,476	$ 297	$ 57	$ 82,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	2	1	(855)
Total realized gain (loss) on investments
and capital gains distributions	(466)	20	5	-
Net unrealized appreciation (depreciation)
of investments	1,044	34	3	-
Net increase (decrease) in net assets resulting from
operations	548	56	9	(855)
Changes from principal transactions:
Total unit transactions	(845)	(4)	4	(12,764)
Increase (decrease) in net assets derived from
principal transactions	(845)	(4)	4	(12,764)
Total increase (decrease) in net assets	(297)	52	13	(13,619)
Net assets at December 31, 2012	3,179	349	70	68,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	-	(717)
Total realized gain (loss) on investments
and capital gains distributions	(7)	34	4	11
Net unrealized appreciation (depreciation)
of investments	383	70	15	-
Net increase (decrease) in net assets resulting from
operations	372	105	19	(706)
Changes from principal transactions:
Total unit transactions	(438)	108	(7)	(15,551)
Increase (decrease) in net assets derived from
principal transactions	(438)	108	(7)	(15,551)
Total increase (decrease) in net assets	(66)	213	12	(16,257)
Net assets at December 31, 2013	$ 3,113	$ 562	$ 82	$ 52,709

The accompanying notes are an integral part of these financial statements.

68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING American
	ING Money	Century Small-	ING Baron	ING Columbia
	Market	Mid Cap Value	Growth	Contrarian Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 273	$ 1,740	$ 3,850	$ 2,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	(40)	(16)
Total realized gain (loss) on investments
and capital gains distributions	-	263	82	118
Net unrealized appreciation (depreciation)
of investments	-	(11)	674	118
Net increase (decrease) in net assets resulting from
operations	(1)	260	716	220
Changes from principal transactions:
Total unit transactions	(198)	(122)	(5)	(200)
Increase (decrease) in net assets derived from
principal transactions	(198)	(122)	(5)	(200)
Total increase (decrease) in net assets	(199)	138	711	20
Net assets at December 31, 2012	74	1,878	4,561	2,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	15	8
Total realized gain (loss) on investments
and capital gains distributions	-	197	906	244
Net unrealized appreciation (depreciation)
of investments	-	419	971	411
Net increase (decrease) in net assets resulting from
operations	(1)	626	1,892	663
Changes from principal transactions:
Total unit transactions	4	265	1,095	(113)
Increase (decrease) in net assets derived from
principal transactions	4	265	1,095	(113)
Total increase (decrease) in net assets	3	891	2,987	550
Net assets at December 31, 2013	$ 77	$ 2,769	$ 7,548	$ 2,612

The accompanying notes are an integral part of these financial statements.

69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Columbia			ING Growth
	Small Cap Value	ING Global	ING Global	and Income
	II Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 446	$ 37,677	$ 146	$ 12,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1,724	5	(89)
Total realized gain (loss) on investments
and capital gains distributions	22	393	(1)	270
Net unrealized appreciation (depreciation)
of investments	35	180	4	773
Net increase (decrease) in net assets resulting from
operations	54	2,297	8	954
Changes from principal transactions:
Total unit transactions	(81)	(5,926)	(17)	(1,802)
Increase (decrease) in net assets derived from
principal transactions	(81)	(5,926)	(17)	(1,802)
Total increase (decrease) in net assets	(27)	(3,629)	(9)	(848)
Net assets at December 31, 2012	419	34,048	137	11,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	256	1	72
Total realized gain (loss) on investments
and capital gains distributions	53	625	-	706
Net unrealized appreciation (depreciation)
of investments	114	(2,564)	(7)	85
Net increase (decrease) in net assets resulting from
operations	167	(1,683)	(6)	863
Changes from principal transactions:
Total unit transactions	35	(5,911)	(36)	(12,313)
Increase (decrease) in net assets derived from
principal transactions	35	(5,911)	(36)	(12,313)
Total increase (decrease) in net assets	202	(7,594)	(42)	(11,450)
Net assets at December 31, 2013	$ 621	$ 26,454	$ 95	$ -

The accompanying notes are an integral part of these financial statements.

70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Invesco		ING
	ING Invesco	Equity and	ING JPMorgan	Oppenheimer
	Comstock	Income	Mid Cap Value	Global
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class
Net assets at January 1, 2012	$ 813	$ 50,725	$ 1,872	$ 73,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	532	(3)	92
Total realized gain (loss) on investments
and capital gains distributions	10	193	(6)	1,423
Net unrealized appreciation (depreciation)
of investments	126	4,737	362	12,363
Net increase (decrease) in net assets resulting from
operations	139	5,462	353	13,878
Changes from principal transactions:
Total unit transactions	(90)	(8,680)	(49)	(10,027)
Increase (decrease) in net assets derived from
principal transactions	(90)	(8,680)	(49)	(10,027)
Total increase (decrease) in net assets	49	(3,218)	304	3,851
Net assets at December 31, 2012	862	47,507	2,176	77,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	94	(7)	123
Total realized gain (loss) on investments
and capital gains distributions	83	824	151	4,413
Net unrealized appreciation (depreciation)
of investments	218	9,737	553	14,034
Net increase (decrease) in net assets resulting from
operations	301	10,655	697	18,570
Changes from principal transactions:
Total unit transactions	126	(5,186)	345	(12,070)
Increase (decrease) in net assets derived from
principal transactions	126	(5,186)	345	(12,070)
Total increase (decrease) in net assets	427	5,469	1,042	6,500
Net assets at December 31, 2013	$ 1,289	$ 52,976	$ 3,218	$ 83,809

The accompanying notes are an integral part of these financial statements.

71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio - Initial	2015 Portfolio -	2025 Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2012	$ 12,993	$ 16,258	$ 3,208	$ 2,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	797	122	45
Total realized gain (loss) on investments
and capital gains distributions	208	1,264	136	35
Net unrealized appreciation (depreciation)
of investments	370	224	72	196
Net increase (decrease) in net assets resulting from
operations	848	2,285	330	276
Changes from principal transactions:
Total unit transactions	(393)	(1,446)	(1,430)	229
Increase (decrease) in net assets derived from
principal transactions	(393)	(1,446)	(1,430)	229
Total increase (decrease) in net assets	455	839	(1,100)	505
Net assets at December 31, 2012	13,448	17,097	2,108	2,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254	654	56	43
Total realized gain (loss) on investments
and capital gains distributions	197	1,869	58	48
Net unrealized appreciation (depreciation)
of investments	(801)	(689)	83	343
Net increase (decrease) in net assets resulting from
operations	(350)	1,834	197	434
Changes from principal transactions:
Total unit transactions	(3,769)	(943)	516	352
Increase (decrease) in net assets derived from
principal transactions	(3,769)	(943)	516	352
Total increase (decrease) in net assets	(4,119)	891	713	786
Net assets at December 31, 2013	$ 9,329	$ 17,988	$ 2,821	$ 3,450

The accompanying notes are an integral part of these financial statements.

72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING T. Rowe
				Price Diversified
			ING Solution	Mid Cap
	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio - Initial
	Service Class	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 3,402	$ 1,424	$ 1,072	$ 41,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	19	49	(285)
Total realized gain (loss) on investments
and capital gains distributions	70	62	13	4,608
Net unrealized appreciation (depreciation)
of investments	381	142	38	1,605
Net increase (decrease) in net assets resulting from
operations	503	223	100	5,928
Changes from principal transactions:
Total unit transactions	525	137	25	(6,289)
Increase (decrease) in net assets derived from
principal transactions	525	137	25	(6,289)
Total increase (decrease) in net assets	1,028	360	125	(361)
Net assets at December 31, 2012	4,430	1,784	1,197	41,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	19	27	(392)
Total realized gain (loss) on investments
and capital gains distributions	51	53	14	2,391
Net unrealized appreciation (depreciation)
of investments	830	383	26	10,891
Net increase (decrease) in net assets resulting from
operations	939	455	67	12,890
Changes from principal transactions:
Total unit transactions	793	500	(137)	(5,554)
Increase (decrease) in net assets derived from
principal transactions	793	500	(137)	(5,554)
Total increase (decrease) in net assets	1,732	955	(70)	7,336
Net assets at December 31, 2013	$ 6,162	$ 2,739	$ 1,127	$ 48,397

The accompanying notes are an integral part of these financial statements.

73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe		ING UBS U.S.	ING Strategic
	Price Growth	ING Templeton	Large Cap	Allocation
	Equity	Foreign Equity	Equity	Conservative
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio -
	Class	Class	Class	Class I
Net assets at January 1, 2012	$ 28,652	$ 14,333	$ 12,801	$ 7,590

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(334)	76	(42)	103
Total realized gain (loss) on investments
and capital gains distributions	1,467	(1,019)	523	(215)
Net unrealized appreciation (depreciation)
of investments	3,719	3,739	1,008	892
Net increase (decrease) in net assets resulting from
operations	4,852	2,796	1,489	780
Changes from principal transactions:
Total unit transactions	(3,616)	314	(2,080)	(1,377)
Increase (decrease) in net assets derived from
principal transactions	(3,616)	314	(2,080)	(1,377)
Total increase (decrease) in net assets	1,236	3,110	(591)	(597)
Net assets at December 31, 2012	29,888	17,443	12,210	6,993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(406)	61	22	90
Total realized gain (loss) on investments
and capital gains distributions	1,959	(366)	2,143	117
Net unrealized appreciation (depreciation)
of investments	9,105	3,309	(950)	519
Net increase (decrease) in net assets resulting from
operations	10,658	3,004	1,215	726
Changes from principal transactions:
Total unit transactions	(2,867)	(2,910)	(13,425)	(214)
Increase (decrease) in net assets derived from
principal transactions	(2,867)	(2,910)	(13,425)	(214)
Total increase (decrease) in net assets	7,791	94	(12,210)	512
Net assets at December 31, 2013	$ 37,679	$ 17,537	$ -	$ 7,505

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class A	Class I
Net assets at January 1, 2012	$ 7,550	$ 9,597	$ 1,594	$ 198,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	83	1	1,358
Total realized gain (loss) on investments
and capital gains distributions	(232)	(575)	24	7,910
Net unrealized appreciation (depreciation)
of investments	1,213	1,613	171	18,607
Net increase (decrease) in net assets resulting from
operations	1,010	1,121	196	27,875
Changes from principal transactions:
Total unit transactions	(612)	(1,103)	(199)	(28,059)
Increase (decrease) in net assets derived from
principal transactions	(612)	(1,103)	(199)	(28,059)
Total increase (decrease) in net assets	398	18	(3)	(184)
Net assets at December 31, 2012	7,948	9,615	1,591	198,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	83	(7)	451
Total realized gain (loss) on investments
and capital gains distributions	(88)	(308)	40	17,746
Net unrealized appreciation (depreciation)
of investments	1,719	1,644	397	40,044
Net increase (decrease) in net assets resulting from
operations	1,676	1,419	430	58,241
Changes from principal transactions:
Total unit transactions	106	(810)	(175)	(7,989)
Increase (decrease) in net assets derived from
principal transactions	106	(810)	(175)	(7,989)
Total increase (decrease) in net assets	1,782	609	255	50,252
Net assets at December 31, 2013	$ 9,730	$ 10,224	$ 1,846	$ 248,811

The accompanying notes are an integral part of these financial statements.

75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2012	$ 3,827	$ 9,642	$ 10,208	$ 7,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	55	43	85
Total realized gain (loss) on investments
and capital gains distributions	(164)	(642)	(85)	(38)
Net unrealized appreciation (depreciation)
of investments	72	497	(142)	(173)
Net increase (decrease) in net assets resulting from
operations	(78)	(90)	(184)	(126)
Changes from principal transactions:
Total unit transactions	(495)	(1,650)	(1,259)	(1,615)
Increase (decrease) in net assets derived from
principal transactions	(495)	(1,650)	(1,259)	(1,615)
Total increase (decrease) in net assets	(573)	(1,740)	(1,443)	(1,741)
Net assets at December 31, 2012	3,254	7,902	8,765	6,018

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	170	147	69
Total realized gain (loss) on investments
and capital gains distributions	(376)	(560)	(625)	(50)
Net unrealized appreciation (depreciation)
of investments	307	412	317	(124)
Net increase (decrease) in net assets resulting from
operations	(12)	22	(161)	(105)
Changes from principal transactions:
Total unit transactions	(3,242)	(7,924)	(8,604)	(1,006)
Increase (decrease) in net assets derived from
principal transactions	(3,242)	(7,924)	(8,604)	(1,006)
Total increase (decrease) in net assets	(3,254)	(7,902)	(8,765)	(1,111)
Net assets at December 31, 2013	$ -	$ -	$ -	$ 4,907

The accompanying notes are an integral part of these financial statements.

76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro	ING Index Plus	ING Index Plus
	Opportunities	STOXX 50®	LargeCap	MidCap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 5,733	$ 34	$ 64,463	$ 8,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	2	299	10
Total realized gain (loss) on investments
and capital gains distributions	658	-	(3,044)	(110)
Net unrealized appreciation (depreciation)
of investments	(212)	6	10,940	1,554
Net increase (decrease) in net assets resulting from
operations	398	8	8,195	1,454
Changes from principal transactions:
Total unit transactions	(1,220)	(2)	(10,128)	(711)
Increase (decrease) in net assets derived from
principal transactions	(1,220)	(2)	(10,128)	(711)
Total increase (decrease) in net assets	(822)	6	(1,933)	743
Net assets at December 31, 2012	4,911	40	62,530	9,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	2	448	27
Total realized gain (loss) on investments
and capital gains distributions	(38)	1	916	949
Net unrealized appreciation (depreciation)
of investments	250	7	16,894	2,152
Net increase (decrease) in net assets resulting from
operations	200	10	18,258	3,128
Changes from principal transactions:
Total unit transactions	(5,111)	(4)	(9,517)	(4,435)
Increase (decrease) in net assets derived from
principal transactions	(5,111)	(4)	(9,517)	(4,435)
Total increase (decrease) in net assets	(4,911)	6	8,741	(1,307)
Net assets at December 31, 2013	$ -	$ 46	$ 71,271	$ 8,351

The accompanying notes are an integral part of these financial statements.

77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING	Large Cap
	SmallCap	International	International	Growth Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2012	$ 3,572	$ 7,623	$ 34	$ 24,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	132	1	(29)
Total realized gain (loss) on investments
and capital gains distributions	(120)	32	(1)	1,246
Net unrealized appreciation (depreciation)
of investments	520	1,050	5	1,982
Net increase (decrease) in net assets resulting from
operations	392	1,214	5	3,199
Changes from principal transactions:
Total unit transactions	(616)	(981)	(23)	(2,706)
Increase (decrease) in net assets derived from
principal transactions	(616)	(981)	(23)	(2,706)
Total increase (decrease) in net assets	(224)	233	(18)	493
Net assets at December 31, 2012	3,348	7,856	16	25,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	92	(1)	53
Total realized gain (loss) on investments
and capital gains distributions	81	250	1	2,109
Net unrealized appreciation (depreciation)
of investments	1,278	1,153	17	4,990
Net increase (decrease) in net assets resulting from
operations	1,362	1,495	17	7,152
Changes from principal transactions:
Total unit transactions	(129)	(652)	101	(3,872)
Increase (decrease) in net assets derived from
principal transactions	(129)	(652)	101	(3,872)
Total increase (decrease) in net assets	1,233	843	118	3,280
Net assets at December 31, 2013	$ 4,581	$ 8,699	$ 134	$ 28,735

The accompanying notes are an integral part of these financial statements.

78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 1, 2012	$ 14,736	$ 7,094	$ 1,283	$ 576

Increase (decrease) in net assets
Operations:
Net investment income (loss)	181	54	4	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,287	270	42	1
Net unrealized appreciation (depreciation)
of investments	506	686	126	85
Net increase (decrease) in net assets resulting from
operations	1,974	1,010	172	83
Changes from principal transactions:
Total unit transactions	(2,376)	(787)	(179)	136
Increase (decrease) in net assets derived from
principal transactions	(2,376)	(787)	(179)	136
Total increase (decrease) in net assets	(402)	223	(7)	219
Net assets at December 31, 2012	14,334	7,317	1,276	795

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	41	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,153	748	95	26
Net unrealized appreciation (depreciation)
of investments	2,993	1,251	263	248
Net increase (decrease) in net assets resulting from
operations	4,203	2,040	359	273
Changes from principal transactions:
Total unit transactions	(1,114)	(1,619)	(118)	12
Increase (decrease) in net assets derived from
principal transactions	(1,114)	(1,619)	(118)	12
Total increase (decrease) in net assets	3,089	421	241	285
Net assets at December 31, 2013	$ 17,423	$ 7,738	$ 1,517	$ 1,080

The accompanying notes are an integral part of these financial statements.

79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Small
	Mid Cap Index	Small Cap Index	Company	ING U.S. Bond
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2012	$ 500	$ 571	$ 26,266	$ 2,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(204)	18
Total realized gain (loss) on investments
and capital gains distributions	28	27	656	43
Net unrealized appreciation (depreciation)
of investments	56	50	2,866	(23)
Net increase (decrease) in net assets resulting from
operations	85	77	3,318	38
Changes from principal transactions:
Total unit transactions	82	183	(3,726)	(1,322)
Increase (decrease) in net assets derived from
principal transactions	82	183	(3,726)	(1,322)
Total increase (decrease) in net assets	167	260	(408)	(1,284)
Net assets at December 31, 2012	667	831	25,858	1,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	(190)	13
Total realized gain (loss) on investments
and capital gains distributions	51	83	2,893	7
Net unrealized appreciation (depreciation)
of investments	137	229	6,047	(62)
Net increase (decrease) in net assets resulting from
operations	189	317	8,750	(42)
Changes from principal transactions:
Total unit transactions	(67)	(66)	(3,995)	62
Increase (decrease) in net assets derived from
principal transactions	(67)	(66)	(3,995)	62
Total increase (decrease) in net assets	122	251	4,755	20
Net assets at December 31, 2013	$ 789	$ 1,082	$ 30,613	$ 1,240

The accompanying notes are an integral part of these financial statements.

80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING	ING MidCap	ING MidCap	ING SmallCap
	International	Opportunities	Opportunities	Opportunities
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2012	$ 1,333	$ 1,849	$ 3,438	$ 767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(8)	(27)	(7)
Total realized gain (loss) on investments
and capital gains distributions	25	246	555	107
Net unrealized appreciation (depreciation)
of investments	187	9	(100)	17
Net increase (decrease) in net assets resulting from
operations	235	247	428	117
Changes from principal transactions:
Total unit transactions	(169)	(197)	(494)	14
Increase (decrease) in net assets derived from
principal transactions	(169)	(197)	(494)	14
Total increase (decrease) in net assets	66	50	(66)	131
Net assets at December 31, 2012	1,399	1,899	3,372	898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(57)	(44)	(9)
Total realized gain (loss) on investments
and capital gains distributions	50	563	563	98
Net unrealized appreciation (depreciation)
of investments	190	866	459	234
Net increase (decrease) in net assets resulting from
operations	264	1,372	978	323
Changes from principal transactions:
Total unit transactions	(143)	3,508	(545)	(25)
Increase (decrease) in net assets derived from
principal transactions	(143)	3,508	(545)	(25)
Total increase (decrease) in net assets	121	4,880	433	298
Net assets at December 31, 2013	$ 1,520	$ 6,779	$ 3,805	$ 1,196

The accompanying notes are an integral part of these financial statements.

81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series		Lord Abbett
	ING SmallCap	Series Balanced	Enterprise		Series Fund
	Opportunities	Portfolio -	Portfolio -		MidCap Stock
	Portfolio -	Institutional	Institutional		Portfolio -
	Class S	Shares	Shares		Class VC
Net assets at January 1, 2012	$ 2,075	$ 14	$ -		$ 2,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	-		-	(8)
Total realized gain (loss) on investments
and capital gains distributions	271	1		-	(122)
Net unrealized appreciation (depreciation)
of investments	22	-		-	394
Net increase (decrease) in net assets resulting from
operations	267	1		-	264
Changes from principal transactions:
Total unit transactions	(45)	(8)		-	(459)
Increase (decrease) in net assets derived from
principal transactions	(45)	(8)		-	(459)
Total increase (decrease) in net assets	222	(7)		-	(195)
Net assets at December 31, 2012	2,297	7		-	1,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	-		-	(11)
Total realized gain (loss) on investments
and capital gains distributions	390	-		-	54
Net unrealized appreciation (depreciation)
of investments	474	1		-	450
Net increase (decrease) in net assets resulting from
operations	831	1		-	493
Changes from principal transactions:
Total unit transactions	(155)	-		-	(340)
Increase (decrease) in net assets derived from
principal transactions	(155)	-		-	(340)
Total increase (decrease) in net assets	676	1		-	153
Net assets at December 31, 2013	$ 2,973	$ 8	$ -		$ 2,031

The accompanying notes are an integral part of these financial statements.

82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Oppenheimer			Oppenheimer
	Discovery Mid		Oppenheimer	Main Street
	Cap Growth	Oppenheimer	Main Street	Small Cap
	Fund/VA	Global Fund/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2012	$ 136	$ 47	$ 267	$ 599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(6)	(4)	5
Net unrealized appreciation (depreciation)
of investments	22	10	45	103
Net increase (decrease) in net assets resulting from
operations	21	4	41	106
Changes from principal transactions:
Total unit transactions	(12)	(32)	(20)	60
Increase (decrease) in net assets derived from
principal transactions	(12)	(32)	(20)	60
Total increase (decrease) in net assets	9	(28)	21	166
Net assets at December 31, 2012	145	19	288	765

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	56	-	1	228
Net unrealized appreciation (depreciation)
of investments	14	5	82	91
Net increase (decrease) in net assets resulting from
operations	67	5	82	319
Changes from principal transactions:
Total unit transactions	214	(1)	(33)	(51)
Increase (decrease) in net assets derived from
principal transactions	214	(1)	(33)	(51)
Total increase (decrease) in net assets	281	4	49	268
Net assets at December 31, 2013	$ 426	$ 23	$ 337	$ 1,033

The accompanying notes are an integral part of these financial statements.

83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	PIMCO Real	Pioneer
	Return	Emerging	Pioneer High
	Portfolio -	Markets VCT	Yield VCT
	Administrative	Portfolio -	Portfolio -	Wanger
	Class	Class I	Class I	International
Net assets at January 1, 2012	$ 7,882	$ 1,027	$ 417	$ 1,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(3)	43	6
Total realized gain (loss) on investments
and capital gains distributions	616	(9)	7	177
Net unrealized appreciation (depreciation)
of investments	23	140	18	153
Net increase (decrease) in net assets resulting from
operations	658	128	68	336
Changes from principal transactions:
Total unit transactions	759	370	71	(299)
Increase (decrease) in net assets derived from
principal transactions	759	370	71	(299)
Total increase (decrease) in net assets	1,417	498	139	37
Net assets at December 31, 2012	9,299	1,525	556	1,742

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	1	26	40
Total realized gain (loss) on investments
and capital gains distributions	185	(167)	55	129
Net unrealized appreciation (depreciation)
of investments	(816)	124	(16)	250
Net increase (decrease) in net assets resulting from
operations	(614)	(42)	65	419
Changes from principal transactions:
Total unit transactions	(5,097)	(455)	13	426
Increase (decrease) in net assets derived from
principal transactions	(5,097)	(455)	13	426
Total increase (decrease) in net assets	(5,711)	(497)	78	845
Net assets at December 31, 2013	$ 3,588	$ 1,028	$ 634	$ 2,587

The accompanying notes are an integral part of these financial statements.

84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Wanger Select	Wanger USA
Net assets at January 1, 2012	$ 2,332	$ 705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(5)
Total realized gain (loss) on investments
and capital gains distributions	105	41
Net unrealized appreciation (depreciation)
of investments	308	94
Net increase (decrease) in net assets resulting from
operations	403	130
Changes from principal transactions:
Total unit transactions	(99)	45
Increase (decrease) in net assets derived from
principal transactions	(99)	45
Total increase (decrease) in net assets	304	175
Net assets at December 31, 2012	2,636	880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(8)
Total realized gain (loss) on investments
and capital gains distributions	274	107
Net unrealized appreciation (depreciation)
of investments	529	193
Net increase (decrease) in net assets resulting from
operations	789	292
Changes from principal transactions:
Total unit transactions	(541)	75
Increase (decrease) in net assets derived from
principal transactions	(541)	75
Total increase (decrease) in net assets	248	367
Net assets at December 31, 2013	$ 2,884	$ 1,247

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the
State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya
Financial began trading on the New York Stock Exchange under the symbol “VOYA.”
On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”),
an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of
Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International
transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of
Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of
Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”)
(the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc.
changed its legal name to Voya Financial, Inc.; and based on current expectations, in
May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the
Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity

86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal
Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2013, the Account had 122 investment divisions (the “Divisions”), 90 of which invest in independently managed mutual funds and 32 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING Investments,
LLC (“IIL”). The assets in each Division are invested in shares of a designated fund
(“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2013 and related Trusts are as follows:

87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

AIM Variable Insurance Funds:	ING Investors Trust (continued):
Invesco V.I. American Franchise Fund -	ING FMRSM Diversified Mid Cap Portfolio -
Series I Shares	Institutional Class
Invesco V.I. Core Equity Fund - Series I Shares	ING FMRSM Diversified Mid Cap Portfolio -
American Funds Insurance Series:	Service Class
American Funds Insurance Series®	ING Franklin Income Portfolio - Service Class
Growth-Income Fund - Class 2	ING Franklin Mutual Shares Portfolio - Service Class
American Funds Insurance Series® International	ING Franklin Templeton Founding Strategy
Fund - Class 2	Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Global Resources Portfolio - Service Class
Calvert VP SRI Balanced Portfolio	ING Invesco Growth and Income Portfolio - Service
Federated Insurance Series:	Class
Federated Fund for U.S. Government Securities II	ING JPMorgan Emerging Markets Equity
Federated High Income Bond Fund II - Primary Shares	Portfolio - Institutional Class
Federated Kaufmann Fund II - Primary Shares	ING JPMorgan Emerging Markets Equity
Federated Managed Tail Risk Fund II - Primary Shares	Portfolio - Service Class
Federated Managed Volatility Fund II	ING JPMorgan Small Cap Core Equity
Federated Prime Money Fund II	Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Large Cap Growth Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Large Cap Value Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Large Cap Value Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Marsico Growth Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING MFS Utilities Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio	ING Multi-Manager Large Cap Core Portfolio -
Initial Class	Institutional Class
Franklin Templeton Variable Insurance Products Trust:	ING PIMCO High Yield Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING PIMCO Total Return Bond Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class I	ING Retirement Conservative Portfolio - Adviser Class
ING Intermediate Bond Portfolio:	ING Retirement Growth Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class I	ING Retirement Moderate Growth Portfolio - Adviser
ING Investors Trust:	Class
ING American Funds Asset Allocation Portfolio	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds International Portfolio	ING T. Rowe Price Capital Appreciation
ING American Funds World Allocation Portfolio	Portfolio - Service Class
ING BlackRock Health Sciences Opportunities	ING T. Rowe Price Equity Income Portfolio -
Portfolio - Service Class	Service Class
ING BlackRock Inflation Protected Bond	ING T. Rowe Price International Stock Portfolio -
Portfolio - Institutional Class	Service Class
ING BlackRock Inflation Protected Bond	ING Templeton Global Growth Portfolio - Service
Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth	ING U.S. Stock Index Portfolio - Service Class
Portfolio - Service Class	ING Money Market Portfolio:
ING Clarion Global Real Estate Portfolio -	ING Money Market Portfolio - Class I
Institutional Class	ING Money Market Portfolio - Class S
ING Clarion Global Real Estate Portfolio - Service
Class
ING Clarion Real Estate Portfolio - Service Class

88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):
ING Partners, Inc.:	ING International Index Portfolio - Class S
ING Baron Growth Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio -
ING American Century Small-Mid Cap Value	Class I
Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Columbia Contrarian Core Portfolio - Service	ING Russell™ Large Cap Value Index Portfolio -
Class	Class I
ING Columbia Small Cap Value II Portfolio - Service	ING Russell™ Large Cap Value Index Portfolio -
Class	Class S
ING Global Bond Portfolio - Initial Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Global Bond Portfolio - Service Class	Class S
ING Invesco Comstock Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING Invesco Equity and Income Portfolio - Initial Class	ING Russell™ Small Cap Index Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio -	ING Small Company Portfolio - Class I
Service Class	ING U.S. Bond Index Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING Variable Products Trust:
ING PIMCO Total Return Portfolio - Service Class	ING International Value Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution 2045 Portfolio - Service Class	Janus Aspen Series:
ING Solution Income Portfolio - Service Class	Janus Aspen Series Balanced Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth	Institutional Shares
Portfolio - Initial Class	Janus Aspen Series Enterprise Portfolio -
ING T. Rowe Price Growth Equity Portfolio -	Institutional Shares
Initial Class	Lord Abbett Series Fund, Inc.:
ING Templeton Foreign Equity Portfolio -	Lord Abbett Series Fund MidCap Stock Portfolio -
Initial Class	Class VC
ING Strategic Allocation Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING Strategic Allocation Conservative	Oppenheimer Discovery Mid Cap Growth Fund/VA
Portfolio - Class I	Oppenheimer Global Fund/VA
ING Strategic Allocation Growth Portfolio -	Oppenheimer Main Street Fund®/VA
Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING Strategic Allocation Moderate Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Variable Funds:	PIMCO Real Return Portfolio -
ING Growth and Income Portfolio - Class A	Administrative Class
ING Growth and Income Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Insurance Trust:	Pioneer Emerging Markets VCT Portfolio -
ING GET U.S. Core Portfolio - Series 14	Class I
ING Variable Portfolios, Inc.:	Pioneer High Yield VCT Portfolio - Class I
ING Euro STOXX 50® Index Portfolio - Class I	Wanger Advisors Trust:
ING Index Plus LargeCap Portfolio - Class I	Wanger International
ING Index Plus MidCap Portfolio - Class I	Wanger Select
ING Index Plus SmallCap Portfolio - Class I	Wanger USA
ING International Index Portfolio - Class I

89

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2013. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund -	Invesco Van Kampen American Franchise Fund - Class I
Series I Shares	Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Managed Tail Risk Fund II - Primary	Federated Capital Appreciation Fund II - Primary
Shares	Shares
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio - Service	ING Invesco Van Kampen Growth and Income
Class	Portfolio - Service Class
ING Multi-Manager Large Cap Core Portfolio -	ING Pioneer Fund Portfolio - Institutional
Institutional Class	Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio - Service	ING Davis New York Venture Portfolio - Service
Class	Class
ING Invesco Comstock Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service
Class	Class
ING Invesco Equity and Income Portfolio - Initial	ING Invesco Van Kampen Equity and Income
Class	Portfolio - Initial Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA

During 2013, the following Divisions were closed to contract owners:

ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio – Class I

90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the

91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies
(Accounting Standards Codification (“ASC”) Topic 946): Amendments to the Scope,
Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended
December 31, 2013 and 2012, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values

92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of
December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of
0.15% of the assets attributable to the Contracts. These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.
These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 2.00% is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature and Minimum Guaranteed Withdrawal
Benefit, for Deferred Variable Annuity contracts, an additional annual charge of up to
0.50% is deducted daily from the accumulation value for amounts invested in the ING
GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contract owners who select the Premium Bonus
Option feature. These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and
ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates up to
1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable
Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.12% to 0.80% of the average net assets of each respective Fund.

95

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$ 15	$ 155
Invesco V.I. Core Equity Fund - Series I Shares	154	139
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	80	1
American Funds Insurance Series® International Fund - Class 2	10	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	243	232
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	70	176
Federated High Income Bond Fund II - Primary Shares	311	404
Federated Kaufmann Fund II - Primary Shares	279	347
Federated Managed Tail Risk Fund II - Primary Shares	204	672
Federated Managed Volatility Fund II	88	440
Federated Prime Money Fund II	113	146
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	6,075	8,140
Fidelity® VIP Growth Portfolio - Initial Class	1,001	1,903
Fidelity® VIP High Income Portfolio - Initial Class	14	39
Fidelity® VIP Overseas Portfolio - Initial Class	1,150	1,480
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,759	83,654
Fidelity® VIP Index 500 Portfolio - Initial Class	1,009	2,939
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	21	113
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	663	708
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	6,686	9,712
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	22,428	27,818
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	1,294	258
ING American Funds International Portfolio	1,108	1,912
ING American Funds World Allocation Portfolio	280	79
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	1,725	849
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	65	58
ING BlackRock Inflation Protected Bond Portfolio - Service Class	912	2,959
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,389	3,689
ING Clarion Global Real Estate Portfolio - Institutional Class	942	999
ING Clarion Global Real Estate Portfolio - Service Class	255	238

96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Clarion Real Estate Portfolio - Service Class	$ 521	$ 889
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,056	2,573
ING FMRSM Diversified Mid Cap Portfolio - Service Class	500	219
ING Franklin Income Portfolio - Service Class	1,618	947
ING Franklin Mutual Shares Portfolio - Service Class	171	184
ING Franklin Templeton Founding Strategy Portfolio - Service Class	71	266
ING Global Resources Portfolio - Service Class	384	1,650
ING Invesco Growth and Income Portfolio - Service Class	412	310
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	623	1,505
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,604	2,360
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	667	573
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	455	45
ING Large Cap Growth Portfolio - Institutional Class	73,249	12,947
ING Large Cap Value Portfolio - Institutional Class	2,442	1,449
ING Large Cap Value Portfolio - Service Class	973	313
ING Marsico Growth Portfolio - Service Class	402	406
ING MFS Total Return Portfolio - Institutional Class	1,147	5,279
ING MFS Total Return Portfolio - Service Class	461	205
ING MFS Utilities Portfolio - Service Class	315	529
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	1,606	2,108
ING PIMCO High Yield Portfolio - Service Class	1,280	1,822
ING PIMCO Total Return Bond Portfolio - Service Class	1,556	1,136
ING Pioneer Mid Cap Value Portfolio - Institutional Class	76	2,365
ING Pioneer Mid Cap Value Portfolio - Service Class	81	741
ING Retirement Conservative Portfolio - Adviser Class	2,150	632
ING Retirement Growth Portfolio - Adviser Class	523	620
ING Retirement Moderate Growth Portfolio - Adviser Class	482	1,228
ING Retirement Moderate Portfolio - Adviser Class	1,572	1,152
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	7,121	2,523
ING T. Rowe Price Equity Income Portfolio - Service Class	1,450	1,328
ING T. Rowe Price International Stock Portfolio - Service Class	191	633
ING Templeton Global Growth Portfolio - Service Class	262	153
ING U.S. Stock Index Portfolio - Service Class	3	8
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	18,667	34,924
ING Money Market Portfolio - Class S	3	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	693	341
ING Baron Growth Portfolio - Service Class	2,888	1,548
ING Columbia Contrarian Core Portfolio - Service Class	351	456
ING Columbia Small Cap Value II Portfolio - Service Class	218	183
ING Global Bond Portfolio - Initial Class	2,605	7,502
ING Global Bond Portfolio - Service Class	5	37

97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Growth and Income Core Portfolio - Initial Class	$ 548	$ 12,788
ING Invesco Comstock Portfolio - Service Class	321	196
ING Invesco Equity and Income Portfolio - Initial Class	1,910	7,001
ING JPMorgan Mid Cap Value Portfolio - Service Class	652	223
ING Oppenheimer Global Portfolio - Initial Class	2,958	14,905
ING PIMCO Total Return Portfolio - Service Class	1,263	4,705
ING Pioneer High Yield Portfolio - Initial Class	4,683	4,972
ING Solution 2015 Portfolio - Service Class	955	383
ING Solution 2025 Portfolio - Service Class	527	132
ING Solution 2035 Portfolio - Service Class	992	141
ING Solution 2045 Portfolio - Service Class	723	204
ING Solution Income Portfolio - Service Class	104	215
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,841	7,285
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,304	5,578
ING Templeton Foreign Equity Portfolio - Initial Class	1,173	4,022
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	84	13,487
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	932	1,056
ING Strategic Allocation Growth Portfolio - Class I	1,082	931
ING Strategic Allocation Moderate Portfolio - Class I	1,150	1,877
ING Variable Funds:
ING Growth and Income Portfolio - Class A	17	200
ING Growth and Income Portfolio - Class I	31,795	39,333
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	74	3,260
ING GET U.S. Core Portfolio - Series 12	230	7,985
ING GET U.S. Core Portfolio - Series 13	278	8,735
ING GET U.S. Core Portfolio - Series 14	157	1,093
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	1,056	5,516
ING Euro STOXX 50® Index Portfolio - Class I	5	7
ING Index Plus LargeCap Portfolio - Class I	7,262	16,331
ING Index Plus MidCap Portfolio - Class I	582	4,989
ING Index Plus SmallCap Portfolio - Class I	509	634
ING International Index Portfolio - Class I	905	1,465
ING International Index Portfolio - Class S	103	4
ING Russell™ Large Cap Growth Index Portfolio - Class I	1,134	4,953
ING Russell™ Large Cap Index Portfolio - Class I	1,801	2,858
ING Russell™ Large Cap Value Index Portfolio - Class I	436	1,961
ING Russell™ Large Cap Value Index Portfolio - Class S	157	264
ING Russell™ Mid Cap Growth Index Portfolio - Class S	125	114
ING Russell™ Mid Cap Index Portfolio - Class I	215	263
ING Russell™ Small Cap Index Portfolio - Class I	231	258
ING Small Company Portfolio - Class I	3,452	5,385
ING U.S. Bond Index Portfolio - Class I	256	167

98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class I	$ 108	$ 228
ING MidCap Opportunities Portfolio - Class I	5,702	2,093
ING MidCap Opportunities Portfolio - Class S	545	1,042
ING SmallCap Opportunities Portfolio - Class I	322	297
ING SmallCap Opportunities Portfolio - Class S	642	665
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	133	484
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	454	243
Oppenheimer Global Fund/VA	-	-
Oppenheimer Main Street Fund®/VA	4	38
Oppenheimer Main Street Small Cap Fund®/VA	416	456
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	520	5,570
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	329	784
Pioneer High Yield VCT Portfolio - Class I	245	170
Wanger Advisors Trust:
Wanger International	1,192	576
Wanger Select	265	780
Wanger USA	438	281

99

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 7. Changes in Units The changes in units outstanding were as follows:

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	14,394	18,165	(3,771)	25,393	2,955	22,438
Invesco V.I. Core Equity Fund - Series I Shares	71,227	71,401	(174)	7,263	28,326	(21,063)
American Funds Insurance Series:
American Funds Insurance Series® Growth-Income Fund - Class 2	4,395	82	4,313	243	14	229
American Funds Insurance Series® International Fund - Class 2	684	7	677	428	-	428
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	18,471	17,767	704	5,915	17,613	(11,698)
Federated Insurance Series:
Federated Fund for U.S. Government Securities II	2,039	8,328	(6,289)	1,325	11,766	(10,441)
Federated High Income Bond Fund II - Primary Shares	3,651	13,940	(10,289)	531	8,804	(8,273)
Federated Kaufmann Fund II - Primary Shares	2,976	16,300	(13,324)	2,414	26,992	(24,578)
Federated Managed Tail Risk Fund II - Primary Shares	14,962	56,929	(41,967)	644	67,143	(66,499)
Federated Managed Volatility Fund II	4,512	21,049	(16,537)	925	33,223	(32,298)
Federated Prime Money Fund II	11,673	13,075	(1,402)	15,645	42,562	(26,917)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	478,811	539,605	(60,794)	92,994	587,452	(494,458)
Fidelity® VIP Growth Portfolio - Initial Class	308,987	208,462	100,525	34,745	75,519	(40,774)
Fidelity® VIP High Income Portfolio - Initial Class	33,838	36,084	(2,246)	4,714	5,473	(759)
Fidelity® VIP Overseas Portfolio - Initial Class	193,325	135,557	57,768	17,816	44,479	(26,663)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	933,323	3,065,539	(2,132,216)	169,788	781,254	(611,466)
Fidelity® VIP Index 500 Portfolio - Initial Class	16,565	87,601	(71,036)	27,779	118,605	(90,826)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	4,733	(4,733)	-	2,917	(2,917)

100

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	73,349	66,299	7,050	42,504	69,752	(27,248)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,110,424	2,961,564	148,860	129,992	505,185	(375,193)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	2,754,879	2,869,915	(115,036)	1,411,925	1,089,234	322,691
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	104,820	21,849	82,971	94,462	7,525	86,937
ING American Funds International Portfolio	2,180,768	2,226,164	(45,396)	71,211	271,265	(200,054)
ING American Funds World Allocation Portfolio	26,324	7,413	18,911	30,191	31,672	(1,481)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	120,546	72,970	47,576	13,351	18,192	(4,841)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	4,057	4,606	(549)	3,963	2,570	1,393
ING BlackRock Inflation Protected Bond Portfolio - Service Class	68,308	283,042	(214,734)	321,888	146,990	174,898
ING BlackRock Large Cap Growth Portfolio - Institutional Class	693,432	932,877	(239,445)	124,867	430,012	(305,145)
ING Clarion Global Real Estate Portfolio - Institutional Class	113,784	125,340	(11,556)	48,415	55,289	(6,874)
ING Clarion Global Real Estate Portfolio - Service Class	16,333	18,841	(2,508)	23,190	17,942	5,248
ING Clarion Real Estate Portfolio - Service Class	74,428	104,782	(30,354)	75,517	60,335	15,182
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,389,191	1,495,865	(106,674)	52,437	230,235	(177,798)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	68,313	44,522	23,791	7,211	16,452	(9,241)
ING Franklin Income Portfolio - Service Class	114,868	75,713	39,155	106,184	96,061	10,123
ING Franklin Mutual Shares Portfolio - Service Class	13,173	14,130	(957)	21,619	46,581	(24,962)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	5,812	23,948	(18,136)	27,558	147	27,411
ING Global Resources Portfolio - Service Class	110,735	203,628	(92,893)	90,911	183,875	(92,964)
ING Invesco Growth and Income Portfolio - Service Class	51,500	42,404	9,096	2,607	21,181	(18,574)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	33,626	94,820	(61,194)	68,831	114,679	(45,848)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	198,385	184,248	14,137	87,684	64,653	23,031
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	45,231	35,820	9,411	57,589	68,287	(10,698)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	25,812	4,228	21,584	7,463	8,184	(721)

101

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Institutional Class	4,507,045	1,411,721	3,095,324	812,101	517,401	294,700
ING Large Cap Value Portfolio - Institutional Class	316,226	277,208	39,018	88,403	97,313	(8,910)
ING Large Cap Value Portfolio - Service Class	73,255	24,681	48,574	56,086	13,103	42,983
ING Marsico Growth Portfolio - Service Class	50,609	47,411	3,198	13,067	79,251	(66,184)
ING MFS Total Return Portfolio - Institutional Class	115,412	432,942	(317,530)	74,970	533,409	(458,439)
ING MFS Total Return Portfolio - Service Class	39,809	23,963	15,846	14,531	14,904	(373)
ING MFS Utilities Portfolio - Service Class	27,029	33,489	(6,460)	18,348	56,434	(38,086)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	5,255,867	5,289,235	(33,368)	159,149	246,435	(87,286)
ING PIMCO High Yield Portfolio - Service Class	89,615	130,686	(41,071)	73,567	59,148	14,419
ING PIMCO Total Return Bond Portfolio - Service Class	139,985	116,221	23,764	355,757	150,531	205,226
ING Pioneer Mid Cap Value Portfolio - Institutional Class	-	174,051	(174,051)	16,627	48,891	(32,264)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	51,818	(51,818)	10,737	17,704	(6,967)
ING Retirement Conservative Portfolio - Adviser Class	189,172	58,125	131,047	186,236	85,256	100,980
ING Retirement Growth Portfolio - Adviser Class	37,723	46,639	(8,916)	10,211	59,852	(49,641)
ING Retirement Moderate Growth Portfolio - Adviser Class	35,321	97,747	(62,426)	25,361	142,641	(117,280)
ING Retirement Moderate Portfolio - Adviser Class	115,734	90,451	25,283	79,556	244,718	(165,162)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	498,165	262,790	235,375	333,702	168,539	165,163
ING T. Rowe Price Equity Income Portfolio - Service Class	209,279	161,333	47,946	68,718	171,757	(103,039)
ING T. Rowe Price International Stock Portfolio - Service Class	52,166	75,621	(23,455)	39,882	109,876	(69,994)
ING Templeton Global Growth Portfolio - Service Class	21,526	13,357	8,169	15,649	16,540	(891)
ING U.S. Stock Index Portfolio - Service Class	61	593	(532)	1,541	1,269	272
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	41,437,704	42,500,206	(1,062,502)	2,485,977	3,430,542	(944,565)
ING Money Market Portfolio - Class S	353	82	271	339	20,498	(20,159)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	53,171	34,066	19,105	13,330	18,578	(5,248)
ING Baron Growth Portfolio - Service Class	255,380	154,542	100,838	65,260	55,040	10,220
ING Columbia Contrarian Core Portfolio - Service Class	66,760	73,148	(6,388)	15,141	33,916	(18,775)
ING Columbia Small Cap Value II Portfolio - Service Class	15,549	13,137	2,412	1,124	8,764	(7,640)

102

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Global Bond Portfolio - Initial Class	890,406	1,302,013	(411,607)	174,481	592,057	(417,576)
ING Global Bond Portfolio - Service Class	66,109	68,737	(2,628)	1,553	2,822	(1,269)
ING Growth and Income Core Portfolio - Initial Class	-	745,752	(745,752)	61,414	202,526	(141,112)
ING Invesco Comstock Portfolio - Service Class	32,667	23,176	9,491	3,739	9,888	(6,149)
ING Invesco Equity and Income Portfolio - Initial Class	318,604	639,763	(321,159)	124,002	780,536	(656,534)
ING JPMorgan Mid Cap Value Portfolio - Service Class	50,925	27,511	23,414	21,531	22,356	(825)
ING Oppenheimer Global Portfolio - Initial Class	2,911,809	3,542,683	(630,874)	184,541	922,843	(738,302)
ING PIMCO Total Return Portfolio - Service Class	355,002	534,042	(179,040)	132,092	157,917	(25,825)
ING Pioneer High Yield Portfolio - Initial Class	4,461,163	4,522,764	(61,601)	149,821	248,502	(98,681)
ING Solution 2015 Portfolio - Service Class	146,574	100,033	46,541	47,321	158,171	(110,850)
ING Solution 2025 Portfolio - Service Class	165,477	128,721	36,756	37,070	19,066	18,004
ING Solution 2035 Portfolio - Service Class	239,866	164,117	75,749	67,809	24,421	43,388
ING Solution 2045 Portfolio - Service Class	76,860	35,934	40,926	39,209	26,546	12,663
ING Solution Income Portfolio - Service Class	15,662	25,503	(9,841)	18,177	16,293	1,884
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	356,466	627,122	(270,656)	97,486	509,349	(411,863)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	916,245	937,286	(21,041)	107,703	221,472	(113,769)
ING Templeton Foreign Equity Portfolio - Initial Class	723,830	1,045,463	(321,633)	515,568	453,980	61,588
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	837,651	(837,651)	41,185	187,231	(146,046)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	401,284	410,470	(9,186)	19,132	92,007	(72,875)
ING Strategic Allocation Growth Portfolio - Class I	455,592	402,256	53,336	14,472	51,251	(36,779)
ING Strategic Allocation Moderate Portfolio - Class I	681,316	711,537	(30,221)	16,623	79,523	(62,900)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	398,016	411,420	(13,404)	27,619	46,909	(19,290)
ING Growth and Income Portfolio - Class I	9,109,117	8,215,074	894,043	265,932	1,536,466	(1,270,534)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	316,568	(316,568)	36,756	84,161	(47,405)
ING GET U.S. Core Portfolio - Series 12	-	756,130	(756,130)	5,090	160,959	(155,869)

103

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 13	-	843,628	(843,628)	70	119,125	(119,055)
ING GET U.S. Core Portfolio - Series 14	1,063	96,367	(95,304)	789	151,548	(150,759)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	-	972,780	(972,780)	237,154	480,219	(243,065)
ING Euro STOXX 50® Index Portfolio - Class I	390	707	(317)	470	612	(142)
ING Index Plus LargeCap Portfolio - Class I	7,199,765	7,623,370	(423,605)	268,327	943,466	(675,139)
ING Index Plus MidCap Portfolio - Class I	385,968	402,862	(16,894)	27,377	56,407	(29,030)
ING Index Plus SmallCap Portfolio - Class I	130,534	100,709	29,825	28,566	61,910	(33,344)
ING International Index Portfolio - Class I	340,204	387,830	(47,626)	72,348	132,314	(59,966)
ING International Index Portfolio - Class S	7,169	193	6,976	1,106	2,795	(1,689)
ING Russell™ Large Cap Growth Index Portfolio - Class I	113,369	338,445	(225,076)	76,010	259,500	(183,490)
ING Russell™ Large Cap Index Portfolio - Class I	3,212,809	3,275,844	(63,035)	163,271	303,342	(140,071)
ING Russell™ Large Cap Value Index Portfolio - Class I	29,027	117,553	(88,526)	34,406	87,480	(53,074)
ING Russell™ Large Cap Value Index Portfolio - Class S	6,364	13,115	(6,751)	2,309	14,663	(12,354)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	11,488	10,905	583	8,522	927	7,595
ING Russell™ Mid Cap Index Portfolio - Class I	24,195	32,049	(7,854)	12,048	4,755	7,293
ING Russell™ Small Cap Index Portfolio - Class I	36,680	41,601	(4,921)	30,750	16,476	14,274
ING Small Company Portfolio - Class I	833,997	906,962	(72,965)	38,031	179,011	(140,980)
ING U.S. Bond Index Portfolio - Class I	34,631	29,563	5,068	19,342	128,665	(109,323)
ING Variable Products Trust:
ING International Value Portfolio - Class I	49,042	43,458	5,584	5,584	18,991	(13,407)
ING MidCap Opportunities Portfolio - Class I	494,513	194,988	299,525	35,732	44,846	(9,114)
ING MidCap Opportunities Portfolio - Class S	44,756	68,575	(23,819)	47,334	75,558	(28,224)
ING SmallCap Opportunities Portfolio - Class I	27,551	31,401	(3,850)	32,510	30,315	2,195
ING SmallCap Opportunities Portfolio - Class S	41,699	52,658	(10,959)	53,526	56,774	(3,248)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	473	152	321	-	223	(223)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	5	2	3	-	-	-

104

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	37,328	51,985	(14,657)	9,426	42,085	(32,659)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2,600,223	2,583,559	16,664	-	1,034	(1,034)
Oppenheimer Global Fund/VA	1,450	684	766	-	1,419	(1,419)
Oppenheimer Main Street Fund®/VA	66,238	68,734	(2,496)	18,601	20,257	(1,656)
Oppenheimer Main Street Small Cap Fund®/VA	34,951	35,082	(131)	11,778	7,530	4,248
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	124,936	431,745	(306,809)	128,444	79,918	48,526
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	56,106	108,193	(52,087)	84,947	42,156	42,791
Pioneer High Yield VCT Portfolio - Class I	20,162	18,300	1,862	9,066	4,322	4,744
Wanger Advisors Trust:
Wanger International	117,788	85,172	32,616	19,233	48,718	(29,485)
Wanger Select	47,022	69,101	(22,079)	13,574	19,961	(6,387)
Wanger USA	37,663	30,458	7,205	22,537	19,622	2,915

105

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2013	19	$13.56	to	$50.53	$ 791	0.40%	0.70%	to	1.25%	38.37%	to 39.16%
2012	22	$9.80	to	$36.08	$ 693	(d)	0.70%	to	1.25%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
Invesco V.I. Core Equity Fund - Series I Shares
2013	118	$13.73	to	$22.56	$ 1,831	1.41%	0.35%	to	1.50%	27.37%	to 28.82%
2012	118	$10.78	to	$17.62	$ 1,426	0.96%	0.35%	to	1.50%	12.17%	to 13.44%
2011	139	$9.61	to	$15.62	$ 1,485	0.99%	0.35%	to	1.50%	-1.54%	to -0.38%
2010	144	$9.76	to	$15.78	$ 1,555	0.97%	0.35%	to	1.50%	7.85%	to 9.23%
2009	155	$9.05	to	$14.54	$ 1,552	1.97%	0.35%	to	1.50%	26.40%	to 28.02%
American Funds Insurance Series® Growth-Income Fund - Class 2
2013	5		$20.54		$ 96	1.96%		0.75%		32.52%
2012	-		$15.50		$ 6	-		0.75%		16.54%
2011	-		$13.30		$ 2	(c)		0.75%			(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
American Funds Insurance Series® International Fund - Class 2
2013	1		$16.83		$ 22	-		0.75%		20.73%
2012	1		$13.94		$ 9	-		0.75%		17.04%
2011	-		$11.91		$ 2	-		0.75%		-14.62%
2010	-		$13.95		$ 4	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)

106

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2013	48	$13.85	to	$33.00	$ 936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012	47	$11.82	to	$28.17	$ 871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
2011	59	$10.77	to	$25.68	$ 1,023	1.41%	0.70%	to	1.40%	3.09%	to	3.86%
2010	59	$10.37	to	$24.75	$ 962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
2009	77	$9.31	to	$22.24	$ 1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
Federated Fund for U.S. Government Securities II
2013	40		$19.38		$ 779	3.50%		1.40%		-3.44%
2012	46		$20.07		$ 933	3.98%		1.40%			1.57%
2011	57		$19.76		$ 1,125	4.36%		1.40%			4.27%
2010	67		$18.95		$ 1,260	4.66%		1.40%			3.72%
2009	88		$18.27		$ 1,615	5.04%		1.40%			3.69%
Federated High Income Bond Fund II - Primary Shares
2013	127	$30.71	to	$31.58	$ 3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012	137	$29.11	to	$29.89	$ 4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%
2011	146	$25.75	to	$26.39	$ 3,753	9.10%	1.25%	to	1.40%	3.71%	to	3.86%
2010	166	$24.83	to	$25.41	$ 4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
2009	197	$21.95	to	$22.43	$ 4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
Federated Kaufmann Fund II - Primary Shares
2013	116		$16.68		$ 1,940	-		1.40%		38.19%
2012	130		$12.07		$ 1,565	-		1.40%		15.61%
2011	154		$10.44		$ 1,610	1.12%		1.40%		-14.50%
2010	175		$12.21		$ 2,136	(b)		1.40%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
Federated Managed Tail Risk Fund II - Primary Shares
2013	354	$12.63	to	$13.62	$ 4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012	396	$10.98	to	$11.86	$ 4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
2011	462	$10.09	to	$10.92	$ 5,042	0.76%	1.25%	to	1.40%	-6.67%	to	-6.49%
2010	557	$10.79	to	$11.70	$ 6,511	(b)	1.25%	to	1.40%		(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)

107

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Managed Volatility Fund II
2013	113	$25.81	to	$26.54	$ 2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012	130	$21.50	to	$22.07	$ 2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
2011	162	$19.21	to	$19.69	$ 3,112	4.14%	1.25%	to	1.40%	3.34%	to	3.47%
2010	192	$18.59	to	$19.03	$ 3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
2009	91	$14.18	to	$17.19	$ 1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
Federated Prime Money Fund II
2013	85	$9.53	to	$12.79	$ 1,080	-	1.25%	to	1.40%	-1.39%	to	-1.24%
2012	86	$9.65	to	$12.97	$ 1,113	-	1.25%	to	1.40%	-1.37%	to	-1.33%
2011	113	$9.78	to	$13.15	$ 1,482	-	1.25%	to	1.40%	-1.42%	to	-1.21%
2010	147	$9.90	to	$13.34	$ 1,959	-	1.25%	to	1.40%	-1.40%
2009	111		$13.53		$ 1,502	0.49%		1.40%		-0.95%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	2,355	$15.11	to	$37.68	$ 58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012	2,416	$11.88	to	$29.82	$ 51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
2011	2,910	$10.19	to	$25.78	$ 52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
2010	3,455	$10.17	to	$25.89	$ 63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$ 65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
Fidelity® VIP Growth Portfolio - Initial Class
2013	557	$15.13	to	$31.78	$ 11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012	457	$11.17	to	$23.48	$ 9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%
2011	497	$9.81	to	$20.63	$ 9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%
2010	522	$9.86	to	$20.74	$ 9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$ 8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
Fidelity® VIP High Income Portfolio - Initial Class
2013	13	$15.37	to	$18.16	$ 213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012	15	$14.69	to	$17.28	$ 238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
2011	16	$13.02	to	$15.25	$ 222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
2010	14	$12.68	to	$14.78	$ 187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$ 192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%

108

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2013	260	$11.89	to	$25.54	$ 4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012	202	$9.18	to	$19.73	$ 3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
2011	229	$7.65	to	$16.46	$ 3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
2010	264	$9.31	to	$20.02	$ 4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$ 5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	1,581	$15.77	to	$51.26	$ 44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012	3,713	$12.10	to	$39.34	$ 103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
2011	4,325	$10.46	to	$34.14	$ 104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
2010	5,127	$10.81	to	$35.52	$ 127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$ 126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	633	$30.52	to	$35.82	$ 22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012	704	$23.37	to	$27.47	$ 18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
2011	795	$20.42	to	$24.04	$ 18,731	1.84%	1.25%	to	1.40%	0.63%	to	0.79%
2010	947	$20.26	to	$23.89	$ 22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
2009	1,111	$17.84	to	$21.07	$ 22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2013	27		$21.86		$ 582	2.17%		1.40%		-3.15%
2012	31		$22.57		$ 708	2.35%		1.40%		4.39%
2011	34		$21.62		$ 741	2.98%		1.40%		5.82%
2010	42		$20.43		$ 868	3.48%		1.40%		6.30%
2009	48		$19.22		$ 914	8.83%		1.40%		14.13%
Franklin Small Cap Value Securities Fund - Class 2
2013	133	$17.47	to	$29.92	$ 3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012	126	$12.92	to	$22.12	$ 2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
2011	153	$10.99	to	$18.83	$ 2,787	0.71%	0.70%	to	1.50%	-5.17%	to	-4.43%
2010	179	$11.50	to	$19.71	$ 3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
2009	223	$9.03	to	$15.49	$ 3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%

109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2013	2,686	$12.29	to	$48.98	$ 74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012	2,537	$10.77	to	$42.36	$ 67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
2011	2,912	$9.69	to	$37.63	$ 68,784	2.77%	0.35%	to	2.25%	-3.49%	to	-1.66%
2010	3,405	$10.04	to	$38.49	$ 81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
2009	3,901	$9.00	to	$34.05	$ 80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
ING Intermediate Bond Portfolio - Class I
2013	5,191	$13.05	to	$102.81	$ 105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012	5,306	$13.16	to	$104.07	$ 114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
2011	4,984	$12.12	to	$96.19	$ 101,540	4.48%	0.35%	to	2.25%	5.17%	to	7.24%
2010	5,235	$11.35	to	$90.43	$ 101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
2009	5,981	$10.40	to	$83.24	$ 104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
ING American Funds Asset Allocation Portfolio
2013	183	$12.99	to	$13.17	$ 2,382	1.10%	0.95%	to	1.45%	21.29%	to	21.94%
2012	100	$10.71	to	$10.80	$ 1,070	1.01%	0.95%	to	1.45%	13.92%	to	14.41%
2011	13	$9.41	to	$9.44	$ 119	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Portfolio
2013	501	$10.91	to	$17.66	$ 8,521	0.88%	0.95%	to	1.75%	14.81%	to	19.89%
2012	546	$9.15	to	$14.73	$ 7,848	1.27%	0.95%	to	1.75%	15.20%	to	16.17%
2011	746	$7.91	to	$12.71	$ 9,304	1.61%	0.95%	to	1.75%	-15.88%	to	-15.24%
2010	910	$14.23	to	$15.04	$ 13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$ 16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
ING American Funds World Allocation Portfolio
2013	33	$11.16	to	$11.30	$ 369	1.57%	0.95%	to	1.40%	13.07%	to	13.68%
2012	14	$9.87	to	$9.94	$ 139	1.44%	0.95%	to	1.40%	11.53%	to	11.94%
2011	16	$8.85	to	$8.88	$ 138	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)

110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	74	$17.19	to	$21.53	$ 1,509	0.11%	0.70%	to	1.50%	42.21%	to	43.37%
2012	26	$11.99	to	$15.03	$ 389	0.51%	0.70%	to	1.50%	17.26%	to	17.90%
2011	31	$10.17	to	$12.76	$ 392	0.66%	0.70%	to	1.25%	3.52%	to	3.99%
2010	18	$9.78	to	$12.27	$ 214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$ 283	-	0.75%	to	1.25%	18.59%	to	19.20%
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class
2013	29		$11.36		$ 325	-		0.75%		-9.19%
2012	29		$12.51		$ 365	0.87%		0.75%			5.93%
2011	28		$11.81		$ 328	2.56%		0.75%		11.31%
2010	28		$10.61		$ 297	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2013	277	$10.07	to	$10.19	$ 2,803	-	0.95%	to	1.40%	-9.93%	to	-9.58%
2012	492	$11.18	to	$11.27	$ 5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
2011	317	$10.66	to	$10.70	$ 3,386	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	1,948	$12.00	to	$15.99	$ 24,773	1.33%	0.35%	to	1.75%	31.00%	to	33.03%
2012	2,188	$9.16	to	$11.90	$ 20,913	0.76%	0.35%	to	1.75%	12.81%	to	14.31%
2011	2,493	$8.12	to	$10.41	$ 20,996	0.60%	0.35%	to	1.75%	-2.99%	to	-1.61%
2010	2,809	$8.33	to	$10.58	$ 24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$ 24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
ING Clarion Global Real Estate Portfolio - Institutional Class
2013	146	$12.17	to	$12.54	$ 1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012	158	$11.73	to	$12.15	$ 1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
2011	165	$9.44	to	$9.70	$ 1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
2010	158	$10.11	to	$10.30	$ 1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$ 1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%

111

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service Class
2013	86	$12.83	to	$13.29	$ 1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012	89	$12.55	to	$12.94	$ 1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
2011	84	$10.13	to	$10.40	$ 858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
2010	104	$10.85	to	$11.08	$ 1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$ 1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
ING Clarion Real Estate Portfolio - Service Class
2013	202	$12.80	to	$14.39	$ 2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012	233	$12.49	to	$13.76	$ 3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
2011	218	$10.94	to	$11.99	$ 2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
2010	220	$10.08	to	$11.03	$ 2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$ 1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	965	$15.65	to	$16.27	$ 15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012	1,072	$11.41	to	$12.04	$ 12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%
2011	1,250	$10.10	to	$10.58	$ 13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%
2010	1,548	$11.44	to	$11.96	$ 18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$ 16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	122	$16.03	to	$21.61	$ 2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012	99	$11.87	to	$16.01	$ 1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
2011	108	$10.43	to	$14.07	$ 1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
2010	128	$11.79	to	$15.92	$ 2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$ 1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
ING Franklin Income Portfolio - Service Class
2013	431	$11.95	to	$14.69	$ 6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012	391	$10.57	to	$12.94	$ 4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
2011	381	$9.52	to	$11.60	$ 4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
2010	381	$11.00	to	$11.42	$ 4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$ 4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%

112

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2013	118	$13.00	to	$14.23	$ 1,645	1.08%	0.95%	to	1.75%	25.51%	to	26.49%
2012	119	$10.32	to	$11.25	$ 1,317	1.46%	0.95%	to	1.75%	11.53%	to	12.50%
2011	144	$9.22	to	$10.00	$ 1,424	3.63%	0.95%	to	1.75%	-2.53%	to	-1.77%
2010	181	$9.88	to	$10.18	$ 1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$ 2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2013	9	$12.68	to	$12.84	$ 118	0.50%	0.95%	to	1.40%	22.28%	to	22.40%
2012	27	$10.37	to	$10.40	$ 284	(d)	1.25%	to	1.40%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
ING Global Resources Portfolio - Service Class
2013	368	$10.04	to	$12.89	$ 4,377	0.91%	0.70%	to	1.75%	11.61%	to	12.81%
2012	461	$8.90	to	$11.51	$ 5,085	0.75%	0.70%	to	1.75%	-4.52%	to	-3.47%
2011	554	$9.22	to	$12.01	$ 6,365	0.63%	0.70%	to	1.75%	-10.79%	to	-9.78%
2010	644	$10.22	to	$13.41	$ 8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$ 8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
ING Invesco Growth and Income Portfolio - Service Class
2013	65	$15.73	to	$17.61	$ 1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012	56	$11.83	to	$13.25	$ 729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
2011	74	$10.40	to	$11.65	$ 854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
2010	72	$10.70	to	$12.00	$ 857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$ 865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2013	294	$13.41	to	$17.57	$ 4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012	355	$14.39	to	$18.83	$ 5,881	-	0.95%	to	1.40%	17.66%	to	18.25%
2011	401	$11.99	to	$15.98	$ 5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
2010	474	$14.89	to	$19.74	$ 8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$ 6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%

113

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	349	$10.74	to	$21.98	$ 6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012	335	$11.48	to	$23.50	$ 7,616	-	0.70%	to	1.50%	17.35%	to	18.35%
2011	312	$9.70	to	$19.87	$ 6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%
2010	476	$11.96	to	$24.50	$ 11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$ 8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	157	$14.33	to	$22.80	$ 3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012	148	$10.43	to	$16.52	$ 2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
2011	158	$8.89	to	$14.02	$ 2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
2010	148	$13.66	to	$14.30	$ 2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$ 2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	35	$18.67	to	$22.51	$ 749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012	13	$13.53	to	$16.32	$ 207	-	0.70%	to	1.50%	17.24%	to	17.86%
2011	14	$11.48	to	$13.85	$ 187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
2010	23	$11.72	to	$14.15	$ 324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$ 143	-	0.70%	to	1.25%	25.74%	to	26.40%
ING Large Cap Growth Portfolio - Institutional Class
2013	5,464	$15.41	to	$23.50	$ 115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012	2,369	$11.94	to	$18.12	$ 37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
2011	2,074	$10.27	to	$15.49	$ 27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
2010	625	$13.35	to	$15.26	$ 8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$ 8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
ING Large Cap Value Portfolio - Institutional Class
2013	571	$12.11	to	$16.05	$ 7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012	532	$9.39	to	$12.18	$ 5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
2011	541	$8.31	to	$10.66	$ 4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
2010	392	$8.15	to	$10.33	$ 3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$ 3,102	-	0.35%	to	1.50%	10.88%	to	11.95%

114

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Service Class
2013	134	$14.60	to	$14.80	$ 1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012	86	$11.33	to	$11.44	$ 978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
2011	43	$10.05	to	$10.10	$ 431	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Marsico Growth Portfolio - Service Class
2013	79	$13.42	to	$17.83	$ 1,256	0.91%	0.70%	to	1.50%	33.47%	to	34.49%
2012	76	$10.04	to	$13.26	$ 930	0.48%	0.70%	to	1.50%	10.89%	to	11.74%
2011	142	$9.05	to	$11.87	$ 1,571	0.19%	0.70%	to	1.50%	-3.17%	to	-2.38%
2010	133	$10.04	to	$12.16	$ 1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$ 1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
ING MFS Total Return Portfolio - Institutional Class
2013	2,016	$14.46	to	$15.51	$ 30,481	2.37%	0.95%	to	1.75%	16.99%	to	17.86%
2012	2,333	$12.36	to	$13.16	$ 30,011	2.71%	0.95%	to	1.75%	9.48%	to	10.40%
2011	2,792	$11.29	to	$11.92	$ 32,630	2.65%	0.95%	to	1.75%	0.09%	to	0.85%
2010	3,512	$11.18	to	$11.82	$ 40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$ 46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
ING MFS Total Return Portfolio - Service Class
2013	77	$14.13	to	$18.85	$ 1,394	1.78%	0.70%	to	1.25%	17.25%	to	17.85%
2012	61	$11.99	to	$16.01	$ 970	2.48%	0.70%	to	1.25%	9.79%	to	10.34%
2011	61	$13.89	to	$14.51	$ 886	2.53%	0.75%	to	1.25%	0.29%	to	0.83%
2010	76	$13.85	to	$14.39	$ 1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$ 1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
ING MFS Utilities Portfolio - Service Class
2013	111	$14.70	to	$24.47	$ 2,492	1.99%	0.70%	to	1.25%	18.69%	to	19.32%
2012	118	$12.32	to	$20.51	$ 2,323	2.87%	0.70%	to	1.50%	11.64%	to	12.51%
2011	156	$10.95	to	$18.24	$ 2,770	3.61%	0.70%	to	1.50%	4.77%	to	5.69%
2010	146	$10.36	to	$17.28	$ 2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$ 2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%

115

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class
2013	580	$13.62	to	$16.46	$ 9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012	613	$10.56	to	$12.72	$ 7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
2011	700	$9.67	to	$11.62	$ 7,951	1.45%	0.75%	to	2.25%	-6.42%	to	-5.06%
2010	908	$10.23	to	$12.26	$ 10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
2009	1,085	$8.92	to	$10.66	$ 11,381	1.38%	0.75%	to	2.25%	21.75%	to	23.51%
ING PIMCO High Yield Portfolio - Service Class
2013	250	$16.58	to	$18.46	$ 4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012	291	$15.81	to	$17.61	$ 4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%
2011	277	$13.96	to	$15.56	$ 4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%
2010	322	$13.47	to	$15.01	$ 4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$ 4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
ING PIMCO Total Return Bond Portfolio - Service Class
2013	429	$10.40	to	$10.54	$ 4,481	3.73%	0.95%	to	1.45%	-3.08%	to	-2.68%
2012	405	$10.73	to	$10.83	$ 4,363	3.74%	0.95%	to	1.45%	7.19%	to	7.76%
2011	200	$10.01	to	$10.05	$ 2,004	(c)	0.95%	to	1.45%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Conservative Portfolio - Adviser Class
2013	316	$11.00	to	$11.14	$ 3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012	185	$10.69	to	$10.77	$ 1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%
2011	84	$10.05	to	$10.08	$ 846	(c)	0.95%	to	1.40%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Growth Portfolio - Adviser Class
2013	395	$11.98	to	$13.35	$ 5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012	404	$10.24	to	$11.36	$ 4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
2011	453	$9.19	to	$10.15	$ 4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
2010	536	$10.31	to	$10.37	$ 5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$ 5,625	(a)	0.95%	to	1.90%		(a)

116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Moderate Growth Portfolio - Adviser Class
2013	331	$11.78	to	$13.31	$ 4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012	394	$10.33	to	$11.61	$ 4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
2011	511	$9.38	to	$10.51	$ 5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
2010	611	$10.54	to	$10.60	$ 6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$ 7,664	(a)	0.95%	to	1.75%		(a)
ING Retirement Moderate Portfolio - Adviser Class
2013	453	$11.38	to	$12.89	$ 5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012	428	$10.49	to	$11.83	$ 5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
2011	593	$9.65	to	$10.83	$ 6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
2010	672	$10.65	to	$10.71	$ 7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$ 9,028	(a)	0.95%	to	1.90%	(a)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	1,301	$13.06	to	$19.60	$ 22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012	1,065	$10.84	to	$16.16	$ 15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
2011	900	$9.61	to	$14.22	$ 12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
2010	828	$11.38	to	$13.93	$ 11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$ 11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	383	$14.36	to	$23.12	$ 6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012	335	$11.22	to	$17.96	$ 5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
2011	438	$9.68	to	$15.44	$ 5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
2010	432	$9.77	to	$15.76	$ 5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$ 6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	232	$10.84	to	$16.53	$ 3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012	255	$9.54	to	$14.56	$ 3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%
2011	325	$8.09	to	$12.35	$ 3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%
2010	382	$9.30	to	$14.20	$ 4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$ 5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%

117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service Class
2013	41	$13.30	to	$13.77	$ 562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012	33	$10.32	to	$10.64	$ 349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
2011	34	$8.60	to	$8.82	$ 297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
2010	35	$9.25	to	$9.45	$ 327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$ 489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
ING U.S. Stock Index Portfolio - Service Class
2013	5		$17.64		$ 82	1.32%		0.75%		30.76%
2012	5		$13.49		$ 70	1.57%		0.75%		14.61%
2011	5		$11.77		$ 57	1.71%		0.75%			0.86%
2010	5		$11.67		$ 60	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2013	4,149	$9.77	to	$15.92	$ 52,709	-	0.35%	to	1.90%	-1.74%	to	-0.30%
2012	5,212	$9.84	to	$16.03	$ 68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
2011	6,156	$9.91	to	$16.15	$ 82,585	0.00%	0.35%	to	1.75%	-1.77%	to	-0.40%
2010	7,277	$9.97	to	$16.27	$ 97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$ 140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
ING Money Market Portfolio - Class S
2013	8		$9.70		$ 77	-		0.75%		-0.72%
2012	8		$9.77		$ 74	-		0.75%		-0.71%
2011	28		$9.84		$ 273	-		0.75%		-0.71%
2010	32		$9.91		$ 313	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	123	$18.63	to	$29.95	$ 2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012	104	$14.28	to	$23.02	$ 1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
2011	110	$12.36	to	$19.97	$ 1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
2010	131	$13.00	to	$20.82	$ 2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$ 1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%

118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Growth Portfolio - Service Class
2013	359	$14.84	to	$33.36	$ 7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012	258	$10.84	to	$24.25	$ 4,561	-	0.70%	to	1.50%	17.89%	to	18.82%
2011	248	$9.18	to	$20.46	$ 3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
2010	239	$9.99	to	$20.21	$ 3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$ 3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
ING Columbia Contrarian Core Portfolio - Service Class
2013	176	$13.35	to	$20.10	$ 2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012	182	$10.05	to	$15.06	$ 2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
2011	201	$9.05	to	$13.54	$ 2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
2010	245	$9.64	to	$14.34	$ 2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$ 2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
ING Columbia Small Cap Value II Portfolio - Service Class
2013	40	$15.03	to	$17.37	$ 621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012	38	$10.89	to	$11.38	$ 419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
2011	45	$9.67	to	$10.04	$ 446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
2010	70	$10.08	to	$10.39	$ 719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$ 663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
ING Global Bond Portfolio - Initial Class
2013	1,927	$12.17	to	$14.37	$ 26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012	2,338	$12.76	to	$15.08	$ 34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
2011	2,756	$11.91	to	$14.09	$ 37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
2010	3,344	$11.57	to	$13.70	$ 44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$ 43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
ING Global Bond Portfolio - Service Class
2013	7		$13.44		$ 95	1.72%		1.25%		-5.49%
2012	10		$14.22		$ 137	4.95%		1.25%			6.28%
2011	11		$13.38		$ 146	13.79%		1.25%			2.22%
2010	9		$13.09		$ 115	2.69%		1.25%		14.12%
2009	9		$11.47		$ 108	6.45%		1.25%		19.85%

119

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Comstock Portfolio - Service Class
2013	68	$16.60	to	$22.71	$ 1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012	58	$12.38	to	$16.98	$ 862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%
2011	64	$10.51	to	$14.45	$ 813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%
2010	72	$10.81	to	$14.90	$ 937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$ 1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
ING Invesco Equity and Income Portfolio - Initial Class
2013	3,140	$15.56	to	$17.37	$ 52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012	3,462	$12.54	to	$14.03	$ 47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
2011	4,118	$11.20	to	$12.56	$ 50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
2010	4,907	$11.40	to	$12.82	$ 61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$ 66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	134	$18.06	to	$31.44	$ 3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012	110	$13.83	to	$24.13	$ 2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
2011	111	$11.60	to	$20.29	$ 1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
2010	106	$11.47	to	$20.12	$ 1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$ 1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
ING Oppenheimer Global Portfolio - Initial Class
2013	4,579	$15.55	to	$19.28	$ 83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012	5,210	$12.32	to	$15.31	$ 77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
2011	5,948	$10.20	to	$12.70	$ 73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
2010	6,770	$11.18	to	$13.96	$ 92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$ 91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
ING PIMCO Total Return Portfolio - Service Class
2013	631	$12.73	to	$16.50	$ 9,329	3.16%	0.70%	to	1.50%	-3.39%	to	-2.60%
2012	810	$13.07	to	$16.94	$ 13,448	2.88%	0.70%	to	1.50%	6.32%	to	7.13%
2011	836	$12.20	to	$15.82	$ 12,993	2.59%	0.70%	to	1.50%	1.73%	to	2.52%
2010	997	$11.90	to	$15.44	$ 15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$ 14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%

120

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Initial Class
2013	1,012	$17.05	to	$19.44	$ 17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012	1,074	$15.45	to	$17.44	$ 17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
2011	1,172	$13.53	to	$15.12	$ 16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
2010	1,392	$13.82	to	$15.34	$ 19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$ 19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
ING Solution 2015 Portfolio - Service Class
2013	214	$12.56	to	$14.05	$ 2,821	3.29%	0.35%	to	1.50%	7.51%	to	8.28%
2012	167	$11.60	to	$12.98	$ 2,108	5.72%	0.70%	to	1.50%	9.77%	to	10.69%
2011	278	$10.48	to	$11.73	$ 3,208	3.04%	0.70%	to	1.50%	-2.19%	to	-1.41%
2010	316	$10.63	to	$11.90	$ 3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$ 3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
ING Solution 2025 Portfolio - Service Class
2013	255	$13.13	to	$14.70	$ 3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012	219	$11.36	to	$12.73	$ 2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
2011	201	$10.09	to	$11.31	$ 2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
2010	215	$10.48	to	$11.75	$ 2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$ 2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
ING Solution 2035 Portfolio - Service Class
2013	444	$13.51	to	$15.38	$ 6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012	368	$11.30	to	$12.87	$ 4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
2011	325	$9.89	to	$11.27	$ 3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
2010	296	$10.44	to	$11.90	$ 3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$ 2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
ING Solution 2045 Portfolio - Service Class
2013	195	$13.57	to	$15.76	$ 2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012	154	$11.07	to	$12.87	$ 1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
2011	141	$9.65	to	$11.23	$ 1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
2010	87	$10.25	to	$11.92	$ 940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$ 1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%

121

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Service Class
2013	83	$12.67	to	$13.88	$ 1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012	93	$11.92	to	$13.07	$ 1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
2011	91	$10.94	to	$11.99	$ 1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
2010	74	$10.98	to	$12.04	$ 879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$ 1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	2,349	$17.31	to	$21.73	$ 48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012	2,619	$12.90	to	$16.23	$ 41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%
2011	3,031	$11.18	to	$14.11	$ 41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%
2010	3,375	$11.70	to	$14.79	$ 48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$ 42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2013	1,072	$14.76	to	$47.38	$ 37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012	1,093	$10.75	to	$34.50	$ 29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
2011	1,207	$9.17	to	$29.43	$ 28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
2010	1,303	$10.93	to	$30.17	$ 32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$ 31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	1,607	$10.23	to	$12.52	$ 17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012	1,929	$8.67	to	$10.34	$ 17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
2011	1,868	$7.44	to	$8.73	$ 14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
2010	2,227	$8.61	to	$9.95	$ 19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$ 21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
ING Strategic Allocation Conservative Portfolio - Class I
2013	348	$13.45	to	$25.04	$ 7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012	357	$12.08	to	$22.50	$ 6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
2011	430	$10.83	to	$20.19	$ 7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
2010	505	$10.71	to	$19.98	$ 8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$ 8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%

122

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class I
2013	474	$11.85	to	$27.09	$ 9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012	421	$9.90	to	$22.30	$ 7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
2011	457	$8.81	to	$19.54	$ 7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
2010	506	$9.28	to	$20.28	$ 8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$ 8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
ING Strategic Allocation Moderate Portfolio - Class I
2013	499	$12.24	to	$25.74	$ 10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012	530	$10.74	to	$22.25	$ 9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%
2011	592	$9.67	to	$19.73	$ 9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%
2010	645	$9.94	to	$19.99	$ 10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$ 10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
ING Growth and Income Portfolio - Class A
2013	124		$14.84		$ 1,846	0.87%		1.25%		28.48%
2012	138		$11.55		$ 1,591	1.38%		1.25%		13.79%
2011	157		$10.15		$ 1,594	(c)		1.25%			(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2013	8,983	$10.35	to	$429.48	$ 248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012	8,089	$8.10	to	$331.80	$ 198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
2011	9,359	$7.15	to	$289.30	$ 198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
2010	10,173	$7.34	to	$292.82	$ 225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$ 215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
ING GET U.S. Core Portfolio - Series 14
2013	470	$9.87	to	$10.56	$ 4,907	2.87%	1.45%	to	2.40%	-2.66%	to	-1.77%
2012	566	$10.14	to	$10.75	$ 6,018	2.86%	1.45%	to	2.40%	-2.59%	to	-1.65%
2011	716	$10.41	to	$10.93	$ 7,759	3.00%	1.45%	to	2.40%	0.77%	to	1.67%
2010	908	$10.33	to	$10.75	$ 9,684	3.89%	1.45%	to	2.40%	4.24%	to	5.39%
2009	1,241	$9.91	to	$10.20	$ 12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%

123

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50® Index Portfolio - Class I
2013	4		$11.80		$ 46	4.65%		0.75%		25.13%
2012	4		$9.43		$ 40	5.41%		0.75%		21.52%
2011	4		$7.76		$ 34	2.94%		0.75%		-17.62%
2010	4		$9.42		$ 34	(b)		0.75%			(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
ING Index Plus LargeCap Portfolio - Class I
2013	3,587	$11.49	to	$30.70	$ 71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012	4,010	$8.79	to	$23.27	$ 62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
2011	4,686	$7.82	to	$20.48	$ 64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
2010	5,572	$7.84	to	$20.66	$ 77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$ 84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
ING Index Plus MidCap Portfolio - Class I
2013	357	$16.64	to	$37.90	$ 8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012	374	$12.45	to	$28.40	$ 9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
2011	403	$10.65	to	$24.32	$ 8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
2010	433	$10.85	to	$24.80	$ 9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$ 9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
ING Index Plus SmallCap Portfolio - Class I
2013	216	$17.17	to	$28.33	$ 4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012	186	$12.12	to	$20.01	$ 3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
2011	219	$10.86	to	$17.95	$ 3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
2010	248	$11.02	to	$18.23	$ 4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$ 3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
ING International Index Portfolio - Class I
2013	580	$9.57	to	$18.41	$ 8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012	627	$8.00	to	$15.31	$ 7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%
2011	687	$6.84	to	$13.02	$ 7,623	2.73%	0.70%	to	1.75%	-13.75%	to	-12.75%
2010	784	$7.91	to	$14.96	$ 10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
2009	989	$7.44	to	$14.01	$ 11,857	-	0.70%	to	1.90%	25.89%	to	26.77%

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2013	8		$16.37		$ 134	-		1.25%		19.66%
2012	1		$13.68		$ 16	4.00%		1.25%		17.02%
2011	3		$11.69		$ 34	2.30%		1.25%		-13.54%
2010	4		$13.52		$ 53	2.11%		1.25%			6.29%
2009	3		$12.72		$ 42	(a)		1.25%			(a)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	1,444	$18.03	to	$22.32	$ 28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012	1,669	$13.76	to	$16.58	$ 25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
2011	1,853	$12.11	to	$14.60	$ 24,962	1.27%	0.70%	to	1.75%	2.39%	to	3.48%
2010	2,128	$11.71	to	$14.18	$ 27,852	0.66%	0.70%	to	1.90%	10.67%	to	11.92%
2009	2,458	$11.71	to	$12.73	$ 28,908	(a)	0.75%	to	1.90%		(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	844	$13.33	to	$21.86	$ 17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012	907	$10.25	to	$16.71	$ 14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
2011	1,047	$9.00	to	$14.60	$ 14,736	1.78%	0.75%	to	2.25%	0.29%	to	1.76%
2010	1,418	$8.91	to	$14.37	$ 19,011	3.38%	0.70%	to	2.25%	9.70%	to	11.43%
2009	1,651	$8.06	to	$12.93	$ 20,115	-	0.70%	to	2.25%	22.17%	to	22.71%
ING Russell™ Large Cap Value Index Portfolio - Class I
2013	385	$16.69	to	$20.81	$ 7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012	473	$12.75	to	$15.94	$ 7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
2011	526	$11.06	to	$13.84	$ 7,094	1.74%	0.75%	to	1.75%	-0.95%	to	0.09%
2010	635	$11.05	to	$13.86	$ 8,621	1.52%	0.75%	to	1.75%	9.45%	to	10.35%
2009	812	$12.47	to	$12.56	$ 10,184	(a)	0.95%	to	1.90%		(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	75	$20.14	to	$20.29	$ 1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012	82	$15.54	to	$15.63	$ 1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%
2011	94	$13.59	to	$13.65	$ 1,283	1.55%	1.25%	to	1.40%	-0.88%	to	-0.66%
2010	113	$13.71	to	$13.74	$ 1,547	1.41%	1.25%	to	1.40%	9.59%	to	9.74%
2009	125	$12.51	to	$12.52	$ 1,568	(a)	1.25%	to	1.40%		(a)

125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	45	$23.11	to	$24.63	$ 1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012	45	$17.39	to	$17.88	$ 795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
2011	37	$15.29	to	$15.59	$ 576	0.64%	0.75%	to	1.50%	-3.65%	to	-2.93%
2010	23	$15.87	to	$16.06	$ 367	-	0.75%	to	1.50%	23.98%	to	24.88%
2009	8	$12.80	to	$12.86	$ 101	(a)	0.75%	to	1.50%		(a)
ING Russell™ Mid Cap Index Portfolio - Class I
2013	47	$15.03	to	$19.28	$ 789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012	55	$11.34	to	$14.48	$ 667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
2011	48	$9.81	to	$12.46	$ 500	1.58%	0.75%	to	1.25%	-3.06%	to	-2.63%
2010	23	$10.12	to	$12.80	$ 260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
2009	19	$8.18	to	$8.25	$ 159	-	0.75%	to	1.25%	39.12%
ING Russell™ Small Cap Index Portfolio - Class I
2013	63	$16.16	to	$19.26	$ 1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012	67	$11.79	to	$13.99	$ 831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
2011	53	$10.29	to	$12.15	$ 571	1.06%	0.75%	to	1.25%	-5.16%	to	-4.63%
2010	33	$10.77	to	$12.74	$ 373	-	0.75%	to	1.50%	24.86%	to	25.46%
2009	14	$8.69	to	$8.76	$ 123	-	0.75%	to	1.25%	25.68%
ING Small Company Portfolio - Class I
2013	854	$17.14	to	$49.45	$ 30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012	927	$12.53	to	$36.16	$ 25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
2011	1,068	$11.02	to	$31.82	$ 26,266	0.41%	0.35%	to	1.90%	-4.35%	to	-2.87%
2010	1,304	$11.38	to	$32.87	$ 33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
2009	1,495	$9.21	to	$26.63	$ 30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
ING U.S. Bond Index Portfolio - Class I
2013	106	$11.18	to	$12.65	$ 1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012	101	$11.56	to	$12.66	$ 1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%
2011	211	$11.21	to	$12.28	$ 2,504	2.21%	0.70%	to	1.50%	5.59%	to	6.50%
2010	118	$10.54	to	$11.53	$ 1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
2009	63	$10.65	to	$10.94	$ 675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%

126

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2013	110	$10.30	to	$17.89	$ 1,520	2.54%	0.70%	to	1.50%	19.48%	to	20.47%
2012	105	$8.55	to	$14.90	$ 1,399	2.56%	0.70%	to	1.50%	17.41%	to	18.32%
2011	118	$7.23	to	$12.61	$ 1,333	2.68%	0.70%	to	1.50%	-16.21%	to	-15.54%
2010	139	$8.56	to	$14.97	$ 1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
2009	248	$8.41	to	$14.75	$ 3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
ING MidCap Opportunities Portfolio - Class I
2013	401	$11.74	to	$32.78	$ 6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012	102	$14.14	to	$19.25	$ 1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
2011	111	$12.47	to	$22.17	$ 1,849	-	0.70%	to	1.25%	-1.77%	to	-1.19%
2010	116	$12.62	to	$22.49	$ 1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%
2009	40	$9.75	to	$13.30	$ 523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
ING MidCap Opportunities Portfolio - Class S
2013	195	$12.96	to	$21.47	$ 3,805	-	0.95%	to	1.40%	29.85%	to	30.44%
2012	219	$9.98	to	$16.46	$ 3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
2011	247	$8.89	to	$14.59	$ 3,438	-	0.95%	to	1.45%	-2.26%	to	-1.75%
2010	238	$14.14	to	$14.85	$ 3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
2009	264	$10.61	to	$11.53	$ 2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
ING SmallCap Opportunities Portfolio - Class I
2013	67	$16.45	to	$29.11	$ 1,196	-	0.70%	to	1.25%	37.31%	to	38.02%
2012	71	$11.98	to	$21.13	$ 898	-	0.70%	to	1.25%	13.77%	to	14.42%
2011	69	$10.53	to	$18.52	$ 767	-	0.70%	to	1.25%	-0.38%	to	0.17%
2010	77	$10.57	to	$18.54	$ 852	-	0.70%	to	1.25%	30.66%	to	31.40%
2009	38	$8.09	to	$14.14	$ 320	-	0.70%	to	1.25%	29.44%	to	30.13%
ING SmallCap Opportunities Portfolio - Class S
2013	197	$14.25	to	$15.76	$ 2,973	-	0.95%	to	1.45%	36.73%	to	37.40%
2012	208	$10.42	to	$11.47	$ 2,297	-	0.95%	to	1.45%	13.19%	to	13.79%
2011	211	$9.19	to	$10.08	$ 2,075	-	0.95%	to	1.45%	-0.83%	to	-0.40%
2010	249	$9.63	to	$10.12	$ 2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
2009	264	$7.21	to	$7.74	$ 2,004	-	0.95%	to	1.75%	28.52%	to	29.43%

127

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2013	-		$16.66		$ 8	(e)		1.00%			(e)
2012	-		$43.50		$ 7	-		0.75%		12.78%
2011	-		$38.57		$ 14	-		0.75%			0.86%
2010	-		$38.24		$ 14	-		0.75%			7.60%
2009	-		$35.54		$ 13	6.90%		0.75%		24.92%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2013	-		$17.09		-	(e)		1.00%			(e)
2012	-		$37.70		-	-		0.75%		16.43%
2011	-		$32.38		-	-		0.75%		-2.18%
2010	-	$29.69	to	$33.10	$ 2	-	0.75%	to	1.50%	23.97%	to	24.91%
2009	-	$23.95	to	$26.50	$ 2	-	0.75%	to	1.50%	42.64%	to	43.79%
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC
2013	111	$15.85	to	$23.19	$ 2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012	126	$12.25	to	$17.97	$ 1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
2011	159	$10.77	to	$15.83	$ 2,073	0.22%	0.35%	to	1.50%	-5.45%	to	-4.37%
2010	185	$11.30	to	$16.65	$ 2,550	0.39%	0.35%	to	1.50%	23.52%	to	25.05%
2009	189	$9.07	to	$13.40	$ 2,101	0.44%	0.35%	to	1.50%	24.74%	to	26.24%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2013	29	$13.97	to	$17.88	$ 426	-	0.80%	to	1.25%	34.20%	to	34.84%
2012	13	$10.41	to	$13.26	$ 145	-	0.80%	to	1.25%	15.03%	to	15.51%
2011	14	$9.05	to	$11.48	$ 136	-	0.80%	to	1.25%	-0.11%	to	0.35%
2010	5	$9.06	to	$11.44	$ 55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$ 195	-	0.80%	to	1.25%	30.91%	to	31.54%
Oppenheimer Global Fund/VA
2013	1		$15.97		$ 23	(e)		1.00%			(e)
2012	1		$27.14		$ 19	-		0.75%		20.35%
2011	2		$22.55		$ 47	1.82%		0.75%		-8.96%
2010	3		$24.77		$ 63	1.60%		0.75%		15.10%
2009	3		$21.52		$ 62	1.83%		0.75%		38.75%

128

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2013	22	$14.54	to	$17.50	$ 337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012	24	$11.17	to	$13.39	$ 288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
2011	26	$9.68	to	$11.55	$ 267	0.72%	0.80%	to	1.25%	-1.33%	to	-0.77%
2010	27	$9.81	to	$11.64	$ 286	1.05%	0.80%	to	1.25%	14.74%	to	15.13%
2009	31	$8.55	to	$10.11	$ 288	1.84%	0.80%	to	1.25%	26.67%	to	27.33%
Oppenheimer Main Street Small Cap Fund®/VA
2013	50	$18.24	to	$21.55	$ 1,033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012	50	$13.03	to	$15.40	$ 765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
2011	46	$11.12	to	$13.15	$ 599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
2010	65	$11.45	to	$13.55	$ 871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$ 586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
PIMCO Real Return Portfolio - Administrative Class
2013	255	$12.22	to	$15.09	$ 3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012	562	$13.55	to	$16.74	$ 9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
2011	513	$12.55	to	$15.51	$ 7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
2010	508	$11.32	to	$14.00	$ 7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$ 8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
Pioneer Emerging Markets VCT Portfolio - Class I
2013	120	$8.32	to	$8.68	$ 1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012	172	$8.54	to	$8.93	$ 1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
2011	129	$7.68	to	$8.03	$ 1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
2010	414	$10.10	to	$10.56	$ 4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$ 2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
Pioneer High Yield VCT Portfolio - Class I
2013	37	$15.70	to	$18.28	$ 634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012	35	$14.11	to	$16.44	$ 556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%
2011	30	$12.25	to	$14.27	$ 417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%
2010	35	$12.54	to	$14.63	$ 502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$ 551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2013	196	$12.36	to	$14.91	$ 2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012	163	$10.25	to	$11.89	$ 1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%
2011	193	$8.56	to	$9.85	$ 1,705	4.82%	0.70%	to	1.50%	-15.91%	to	-15.16%
2010	191	$10.18	to	$11.61	$ 1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
2009	168	$8.33	to	$9.36	$ 1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
Wanger Select
2013	141	$15.27	to	$21.76	$ 2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012	163	$11.43	to	$16.29	$ 2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
2011	170	$9.72	to	$13.86	$ 2,332	2.16%	0.70%	to	1.50%	-18.91%	to	-18.25%
2010	208	$11.89	to	$16.96	$ 3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%
2009	212	$9.46	to	$13.50	$ 2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
Wanger USA
2013	60	$17.56	to	$22.50	$ 1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
2012	53	$13.22	to	$16.95	$ 880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%
2011	50	$11.10	to	$14.23	$ 705	-	0.70%	to	1.50%	-4.88%	to	-4.15%
2010	55	$11.58	to	$14.86	$ 807	-	0.70%	to	1.50%	21.50%	to	22.54%
2009	36	$9.45	to	$12.13	$ 432	-	0.70%	to	1.50%	40.12%	to	41.26%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division is wholly comprised of new Contracts at December 31, 2013, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

130

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Page
Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements as of December 31, 2013 and 2012 and for the Years Ended December 31,
2013, 2012 and 2011:
Consolidated Balance Sheets as of December 31, 2013 and 2012	C-3
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011	C-5
Consolidated Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011	C-6
Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2013, 2012
and 2011	C-7
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011	C-8
Notes to Consolidated Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2014

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,096.7 at 2013
and $18,458.7 at 2012)	$ 19,944.4	$ 20,690.8
Fixed maturities, at fair value using the fair value option	621.3	544.7
Equity securities, available-for-sale, at fair value (cost of $119.4 at 2013 and $129.3 at
2012)	134.9	142.8
Short-term investments	15.0	679.8
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2013 and $1.3 at
2012	3,396.1	2,872.7
Policy loans	242.0	240.9
Limited partnerships/corporations	180.9	179.6
Derivatives	464.4	512.7
Securities pledged (amortized cost of $137.9 at 2013 and $207.2 at 2012)	140.1	219.7
Total investments	25,139.1	26,083.7
Cash and cash equivalents	378.9	363.4
Short-term investments under securities loan agreement, including collateral delivered	135.8	186.1
Accrued investment income	285.0	273.0
Receivable for securities sold	5.5	3.9
Reinsurance recoverable	2,016.6	2,153.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	1,189.7	695.0
Notes receivable from affiliate	175.0	175.0
Due from affiliates	62.9	99.8
Property and equipment	78.4	81.8
Other assets	108.5	101.1
Assets held in separate accounts	60,104.9	53,655.3
Total assets	$ 89,680.3	$ 83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012)
(In millions, except per share data)

	December 31,
	2013	2012
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 24,589.6	$ 24,191.2
Payable for securities purchased	13.7	—
Payables under securities loan agreement, including collateral held	264.4	353.2
Long-term debt	4.9	4.9
Due to affiliates	121.6	95.1
Derivatives	216.6	346.8
Current income tax payable to Parent	74.1	32.1
Deferred income taxes	190.1	507.1
Other liabilities	347.0	424.7
Liabilities related to separate accounts	60,104.9	53,655.3
Total liabilities	85,926.9	79,610.4

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding;
$50 par value per share)	2.8	2.8
Additional paid-in capital	3,953.3	4,217.2
Accumulated other comprehensive income (loss)	495.4	1,023.0
Retained earnings (deficit)	(698.1)	(981.6)
Total shareholder's equity	3,753.4	4,261.4
Total liabilities and shareholder's equity	$ 89,680.3	$ 83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$ 1,367.0	$ 1,348.8	$ 1,420.9
Fee income	744.3	648.8	614.0
Premiums	37.3	36.0	33.9
Broker-dealer commission revenue	242.1	225.5	218.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(9.4)	(14.1)	(116.8)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(3.5)	(3.2)	(9.5)
Net other-than-temporary impairments recognized in earnings	(5.9)	(10.9)	(107.3)
Other net realized capital gains (losses)	(136.3)	70.2	(108.5)
Total net realized capital gains (losses)	(142.2)	59.3	(215.8)
Other revenue	(1.8)	—	14.5
Total revenues	2,246.7	2,318.4	2,085.8
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	747.1	746.7	763.4
Operating expenses	707.7	696.5	692.0
Broker-dealer commission expense	242.1	225.5	218.3
Net amortization of deferred policy acquisition costs and value of
business acquired	58.3	131.1	94.2
Interest expense	1.0	2.0	2.6
Total benefits and expenses	1,756.2	1,801.8	1,770.5
Income (loss) before income taxes	490.5	516.6	315.3
Income tax expense (benefit)	207.0	191.2	(5.0)
Net income (loss)	$ 283.5	$ 325.4	$ 320.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$ 283.5	$ 325.4	$ 320.3
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(907.4)	408.7	483.8
Other-than-temporary impairments	2.7	10.6	21.3
Pension and other postretirement benefits liability	(2.2)	(2.2)	7.6
Other comprehensive income (loss), before tax	(906.9)	417.1	512.7
Income tax expense (benefit) related to items of other comprehensive
income (loss)	(379.3)	141.6	155.7
Other comprehensive income (loss), after tax	(527.6)	275.5	357.0
Comprehensive income (loss)	$ (244.1)	$ 600.9	$ 677.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2011	$ 2.8	$ 4,326.0	$ 390.5	$ (1,627.3)	$ 3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Dividends paid and return of capital distribution	—	—	—	—	—
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and return of capital distribution	—	(340.0)	—	—	(340.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and return of capital distribution	—	(264.0)	—	—	(264.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$ 2.8	$ 3,953.3	$ 495.4	$ (698.1)	$ 3,753.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$ 283.5 $	325.4 $	320.3
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(79.5)	(88.1)	(88.9)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	60.1	133.1	97.7
Net accretion/amortization of discount/premium	24.4	20.7	37.0
Future policy benefits, claims reserves and interest credited	559.9	569.9	639.0
Deferred income tax expense (benefit)	62.3	9.5	(65.3)
Net realized capital (gains) losses	142.2	(59.3)	215.8
Depreciation	3.6	3.5	3.5
Change in:
Accrued investment income	(12.0)	(12.8)	(19.7)
Reinsurance recoverable	137.1	122.6	79.6
Other receivables and asset accruals	(7.3)	(44.8)	(3.5)
Due to/from affiliates	63.4	(77.8)	54.3
Other payables and accruals	(35.7)	125.0	(91.9)
Other, net	(18.5)	60.9	(64.8)
Net cash provided by operating activities	1,183.5	1,087.8	1,113.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,618.7	3,868.7	6,468.5
Equity securities, available-for-sale	0.7	2.4	63.1
Mortgage loans on real estate	270.9	492.2	332.8
Limited partnerships/corporations	35.1	339.4	93.0
Acquisition of:
Fixed maturities	(4,368.6)	(5,484.7)	(7,662.0)
Equity securities, available-for-sale	(9.2)	(0.7)	(5.7)
Mortgage loans on real estate	(794.2)	(991.3)	(863.1)
Limited partnerships/corporations	(20.0)	(46.1)	(68.5)
Derivatives, net	(276.6)	(36.4)	(78.6)
Policy loans, net	(1.1)	5.0	7.1
Short-term investments, net	664.9	(463.0)	5.3
Loan-Dutch State obligation, net	—	416.8	122.4
Collateral (delivered) received, net	(38.5)	57.1	105.3
Purchases of fixed assets, net	(0.2)	(0.6)	(0.8)
Net cash used in investing activities	(918.1)	(1,841.2)	(1,481.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 2,723.4	$ 2,884.3	$ 3,115.4
Maturities and withdrawals from investment contracts	(2,709.3)	(2,292.6)	(2,403.6)
Short-term loans to affiliates, net	—	648.0	(343.9)
Short-term repayments of repurchase agreements, net	—	—	(214.7)
Dividends paid and return of capital distribution	(264.0)	(340.0)	—
Capital contribution from parent	—	—	201.0
Net cash (used in) provided by financing activities	(249.9)	899.7	354.2
Net increase (decrease) in cash and cash equivalents	15.5	146.3	(13.9)
Cash and cash equivalents, beginning of year	363.4	217.1	231.0
Cash and cash equivalents, end of year	$ 378.9	$ 363.4	$ 217.1
Supplemental cash flow information:
Income taxes paid, net	$ 102.6	$ 170.1	$ 108.4
Interest paid	—	—	0.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the State of Connecticut.
ILIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United
States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with
American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013,
ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING
U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc.,
ING U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING
U.S., Inc. was reduced to approximately 43%.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING
U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the
“ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers qualified and nonqualified annuity contracts and funding agreements that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401,
403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts and funding agreements.
Company products also include programs offered to qualified retirement plans and nonqualified deferred compensation plans that packageadministrativeandrecord-keepingservicesalongwithavarietyofinvestmentoptions,includingaffiliatedandnonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The
Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers,
LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certainimmaterialreclassificationshavebeenmadetoprioryearfinancialinformationtoconformtothecurrentyearclassifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the
Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-
for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss)
("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in
Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired
(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The
Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodicallyevaluates its available-for-sale investments to determinewhether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.
In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the
Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment").
The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

■ When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
■ Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
■ When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.
■ The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation toreturncashcollateralarisingfromderivativeinstrumentsexecutedwiththesamecounterpartyunderamasternettingarrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated
Statements of Operations.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the
Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

■ Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

■ Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains
(losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the
Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued
cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded
derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the
Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative is included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivative are recorded in Interest credited and other benefit to contract owners/policyholders in the Consolidated
Statements of Operations.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance
Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets.
At each valuation date, estimated gross profits, are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and
VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If
DAC or VOBA are not deemed recoverable from future gross profits, changes will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations.
Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products.
One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on
Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the
Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

• Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
• For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding agreements. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing
DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the
Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated
Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.
The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of FIAand Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

■ Such separate accounts are legally recognized;
■ Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
■ Investments are directed by the contract owner or participant; and
■ All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated
Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance
Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated
Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value oftheshort-terminvestments. TheCompanybelievesthecounterpartiestothedollarrollsandrepurchaseagreementsarefinancially
responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of
Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

inforce. BenefitsarerecordedinInterestcreditedandotherbenefitstocontractownersintheConsolidatedStatementsofOperations
when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income.
Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated
Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S.,
Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

■ The nature and character of the deferred tax assets and liabilities;
■ Taxable income in prior carryback years;
■ Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
■ Projected future reversals of existing temporary differences;
■ The length of time carryforwards can be utilized;
■ Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
■ The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and
■ Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company
measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certainchangesorfutureevents,suchaschangesintaxlegislation,completionoftaxaudits,planningopportunitiesandexpectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Interest is recorded as Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively.
Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance
Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes a reinsurance agreement, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement contains and embedded derivative whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreement.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation
("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10,
"Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap
Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issuedASU 2010-26, "Financial Services - Insurance (ASCTopic 944):Accounting for CostsAssociated
with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26"), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing
ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of
$202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to
AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" (ASU 2011-11), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about
OffsettingAssets and Liabilities" ("ASU 2013-01"), which clarifies that the scope ofASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial
Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified
Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S.
GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under
U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 9. Accumulated Other Comprehensive
Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit
When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

  An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,
  An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.
  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15,
2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several
Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-
obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15,
2013.Theamendmentsshouldbeappliedretrospectivelyforthoseobligationsresultingfromjointandseveralliabilityarrangements
that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health
Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the
Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the amount of net premium written for qualifying health insurance by the Company is expected to be below the $25.0 threshold as defined by the Acts and, thus, not subject to the fee.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 636.5	$ 36.5	$ 2.9	$ —	$ 670.1	$ —
U.S. Government agencies and
authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political
subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed
securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed
securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed
securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including
securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity
securities investments	$ 19,837.4	$ 1,199.6	$ 365.4	$ 29.0	$ 20,700.6	$ 24.8

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,011.5	$ 135.6	$ 0.5	$ —	$ 1,146.6	$ —
U.S. Government agencies and
authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political
subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities:(1)
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed
securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed
securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed
securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including
securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity
securities investments	$ 19,132.7	$ 2,244.5	$ 52.6	$ 53.7	$ 21,378.3	$ 27.5

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.
MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 612.5	$ 629.7
After one year through five years	3,846.6	4,103.6
After five years through ten years	6,488.8	6,646.5
After ten years	5,901.4	6,054.2
Mortgage-backed securities	2,540.8	2,791.4
Other asset-backed securities	465.8	480.4
Fixed maturities, including securities pledged	$ 19,855.9	$ 20,705.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the
U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2013
Communications	$ 1,315.9	$ 81.5	$ 36.8	$ 1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$ 15,475.6	$ 853.9	$ 322.3	$ 16,007.2

December 31, 2012
Communications	$ 1,154.1	$ 161.4	$ 0.9	$ 1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$ 14,008.0	$ 1,648.7	$ 26.4	$ 15,630.3

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 50.4%
and 41.8%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $97.6 and $180.2, respectively, and is included in
Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $102.7 and $186.1, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of
December 31, 2013 and 2012, liabilities to return collateral of $102.7 and $186.1, respectively, were included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs.
The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss.
The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.0 and $1.3 as of December 31,
2013 and 2012, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

OnJune4,2012,theCompanyenteredintoanagreementtosellcertaingeneralaccountprivateequitylimitedpartnershipinvestment
interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of
$38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29,
2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014.
In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities'
economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies" and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of
Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses

U.S. Treasuries	$ 124.4	$ 2.1	$ 34.2	$ 0.8	$ —	$ —	$ 158.6	$ 2.9
U.S. corporate, state
and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential
mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial
mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$ 34.7	$ 3,754.5	$ 283.2	$ 444.9	$ 50.9	$ 6,154.5	$ 368.8

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses

U.S. Treasuries	$ 300.0	$ 0.5	$ —	$ —	$ —	$ —	$ 300.0	$ 0.5
U.S. corporate,
state and
municipalities	479.8	6.8	22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7	7.8	0.5	87.7	11.2	262.3	16.4
Residential
mortgage-backed	68.7	1.6	7.2	0.3	132.4	16.2	208.3	18.1
Commercial
mortgage-backed	7.5	0.1	1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	— *	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$ 13.7	$ 39.1	$ 1.7	$ 306.2	$ 37.6	$ 1,383.7	$ 53.0
* Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.7%
and 89.1% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$ 2,054.4	$ 24.1	$ 45.3	$ 5.3	322	7
More than six months and twelve months
or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below
amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$ 6,466.2	$ 57.1	$ 355.2	$ 13.6	961	18

December 31, 2012
Six months or less below amortized cost	$ 1,110.8	$ 15.2	$ 19.3	$ 3.9	141	10
More than six months and twelve months
or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below
amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$ 1,358.4	$ 78.3	$ 28.1	$ 24.9	271	40

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$ 161.5	$ —	$ 2.9	$ —	4	—
U.S. corporate, state and municipalities	3,869.0	22.8	233.2	5.7	519	2
Foreign	1,665.8	23.1	95.0	5.0	239	5
Residential mortgage-backed	596.9	6.8	21.0	1.7	162	7
Commercial mortgage-backed	78.8	—	0.9	—	12	—
Other asset-backed	94.2	4.4	2.2	1.2	25	4
Total	$ 6,466.2	$ 57.1	$ 355.2	$ 13.6	961	18

December 31, 2012
U.S. Treasuries	$ 300.5	$ —	$ 0.5	$ —	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$ 1,358.4	$ 78.3	$ 28.1	$ 24.9	271	40

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-ARMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-
modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructuringsandhad20newcommercialmortgageloantroubleddebtrestructuringswithapre-modificationandpost-modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.9 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.
Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31,
	2013	2012
Commercial mortgage loans	$ 3,397.3	$ 2,874.0
Collective valuation allowance	(1.2)	(1.3)
Total net commercial mortgage loans	$ 3,396.1	$ 2,872.7

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$ 1.3	$ 1.3
Addition to (reduction of) allowance for losses	(0.1)	—
Collective valuation allowance for losses, end of period	$ 1.2	$ 1.3

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$ —	$ —
Impaired loans without allowances for losses	42.9	5.6
Subtotal	42.9	5.6
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 42.9	$ 5.6
Unpaid principal balance of impaired loans	$ 44.4	$ 7.1

The following table presents information on restructured loans as of the dates indicated:
	December 31,
	2013	2012
Troubled debt restructured loans	$ 37.5	$ —

The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and
2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2013		2012	2011
Impaired loans, average investment during the period (amortized
cost)(1)	$ 24.2 $		5.7 $		7.7
Interest income recognized on impaired loans, on an accrual basis(1)		1.4	0.4		0.6
Interest income recognized on impaired loans, on a cash basis(1)		1.4	0.4		0.6
Interest income recognized on troubled debt restructured loans, on
an accrual basis		1.0	—		—
(1) Includes amounts for Troubled debt restructured loans

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$ 495.7	$ 501.3
50% - 60%	894.5	768.9
60% - 70%	1,879.5	1,491.6
70% - 80%	114.9	96.4
80% and above	12.7	15.8
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,388.5	$ 2,114.4
1.25x - 1.5x	542.4	390.5
1.0x - 1.25x	275.8	293.1
Less than 1.0x	190.5	76.0
Commercial mortgage loans secured by land or construction loans	0.1	—
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

		December 31,
	2013(1)		2012(1)
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 752.8	22.3%	$ 564.1	19.6%
South Atlantic	707.8	20.8%	561.0	19.5%
West South Central	467.1	13.7%	460.4	16.0%
Middle Atlantic	411.4	12.1%	332.7	11.6%
East North Central	383.1	11.3%	337.8	11.8%
Mountain	263.9	7.8%	214.5	7.5%
West North Central	224.9	6.6%	205.2	7.1%
New England	116.7	3.4%	119.1	4.1%
East South Central	69.6	2.0%	79.2	2.8%
Total Commercial mortgage loans	$ 3,397.3	100.0%	$ 2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		December 31,
	2013(1)		2012(1)
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,082.1	31.9%	$ 824.0	28.7%
Industrial	972.6	28.6%	1,035.2	36.0%
Office	462.1	13.6%	427.0	14.8%
Apartments	445.2	13.1%	298.7	10.4%
Hotel/Motel	182.8	5.4%	92.1	3.2%
Mixed Use	70.9	2.1%	34.2	1.2%
Other	181.6	5.3%	162.8	5.7%
Total Commercial mortgage loans	$ 3,397.3	100.0%	$ 2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Year of Origination:
2013	$ 785.2	$ —
2012	908.1	939.0
2011	792.8	836.9
2010	121.1	124.0
2009	68.4	73.0
2008	89.0	119.0
2007 and prior	632.7	782.1
Total Commercial mortgage loans	$ 3,397.3	$ 2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixedmaturitysecuritiesandequitysecuritiesinaccordancewithitsimpairmentpolicyinordertoevaluatewhethersuchinvestments
are other-than-temporarily impaired.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 2.9	3	$ 20.4	17
Foreign(1)	1.8	1	0.8	3	27.8	50
Residential mortgage-backed	3.4	35	6.0	33	8.2	38
Commercial mortgage-
backed	0.3	3	—	—	28.2	8
Other asset-backed	0.3	2	1.2	4	22.7	53
Equity securities	0.1	1	—	—	—	—
Total	$ 5.9	42	$ 10.9	43	$ 107.3	166
(1) Primarily U.S. dollar denominated.

The above tables include $4.8, $9.1 and $17.6 related to credit impairments for the years ended December 31, 2013, 2012 and
2011, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations.
The remaining $1.1, $1.8 and $89.7 for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 0.2	1	$ 20.4	17
Foreign(1)	—	—	0.8	3	23.7	46
Residential mortgage-backed	0.8	6	0.7	3	1.6	7
Commercial mortgage-
backed	0.3	3	—	—	22.9	8
Other asset-backed	—	—	0.1	1	21.1	50
Total	$ 1.1	9	$ 1.8	8	$ 89.7	128
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$ 20.0	$ 19.4	$ 50.7
Additional credit impairments:
On securities not previously impaired	1.1	1.5	0.9
On securities previously impaired	1.8	3.7	6.7
Reductions:
Securities intent impaired	—	—	(8.7)
Securities sold, matured, prepaid or paid down	(3.3)	(4.6)	(30.2)
Balance at December 31	$ 19.6	$ 20.0	$ 19.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$ 1,199.4	$ 1,222.5	$ 1,224.2
Equity securities, available-for-sale	2.8	7.5	13.6
Mortgage loans on real estate	157.1	143.5	118.1
Policy loans	13.1	13.2	13.7
Short-term investments and cash equivalents	0.9	1.4	0.8
Other	42.6	6.8	95.5
Gross investment income	1,415.9	1,394.9	1,465.9
Less: investment expenses	48.9	46.1	45.0
Net investment income	$ 1,367.0	$ 1,348.8	$ 1,420.9

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$ 0.3	$ 67.5	$ 112.6
Fixed maturities, at fair value option	(151.5)	(124.2)	(60.6)
Equity securities, available-for-sale	0.1	(0.2)	7.4
Derivatives	(72.1)	1.3	(64.3)
Embedded derivatives - fixed maturities	(24.7)	(5.5)	4.9
Embedded derivatives - product guarantees	105.5	120.4	(216.1)
Other investments	0.2	—	0.3
Net realized capital gains (losses)	$ (142.2)	$ 59.3	$ (215.8)
After-tax net realized capital gains (losses)	$ (160.0)	$ 38.5	$ (53.3)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
		2013	2012	2011
Proceeds on sales		$ 1,830.0 $	2,887.1 $	5,596.3
Gross gains		23.8	88.7	249.0
Gross losses		22.1	12.7	33.6

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps:The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level.
Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually.
The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements.
The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/
spreads. In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.
The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances and Other liabilities, respectively, on the Consolidated Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Consolidated
Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other policyholder benefit to contract owners/policyholders in the Consolidated Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation toreturncashcollateralarisingfromderivativeinstrumentsexecutedwiththesamecounterpartyunderamasternettingarrangement,
which provides the Company with the legal right of offset.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

				December 31,
		2013				2012
	Notional	Asset		Liability	Notional	Asset	Liability
	Amount	Fair Value		Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for
hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 763.3	$ 81.0		$ 0.2 $	1,000.0	$ 215.4	$ —
Foreign exchange contracts	51.2	2.2		0.6	—	—	—
Derivatives: Non-qualifying
for hedge accounting(1)
Interest rate contracts(2)	21,442.7	367.6		206.2	18,131.1	292.9	328.5
Foreign exchange contracts	145.9	5.5		9.6	161.6	0.4	18.3
Equity contracts	9.1	—	*	—	14.5	0.4	—
Credit contracts	384.0	8.1		—	347.5	3.6	—
Managed custody
guarantees	N/A	—		—	N/A	—	—
Embedded derivatives:
Within fixed maturity
investments	N/A	29.0		—	N/A	53.7	—
Within annuity products	N/A	—		23.1	N/A	—	122.4
Within reinsurance
agreements	N/A	—		(54.0)	N/A	—	—
Total		$ 493.4		$ 185.7		$ 566.4	$ 469.2

*	Less than $0.1
(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2)	As of December 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $11.8 billion, $162.5 and $29.7, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.

N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined inASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

		December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 384.0	$ 8.1	$ —
Equity contracts	—	—	—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$ 464.4	$ 216.6

Counterparty netting(1)		$ (201.3)	$ (201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$ 113.2	$ 5.1

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

		December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 347.5	$ 3.6	$ —
Equity contracts	—	—	—
Foreign exchange contracts	161.6	0.4	18.3
Interest rate contracts	19,131.1	508.3	328.5
		$ 512.3	$ 346.8

Counterparty netting(1)		$ (291.4)	$ (291.4)
Cash collateral netting(1)		(167.1)	—
Securities collateral netting(1)		(3.1)	(35.8)
Net receivables/payables		$ 50.7	$ 19.6

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc.
("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included
inPayablesundersecuritiesloanagreements,includingcollateralheldandShort-terminvestmentsundersecuritiesloanagreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments.
Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of
December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $167.0 of net cash collateral related to OTC

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivative contracts. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and
$39.5, respectively.

Net realized gains (losses) on derivatives were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 0.2	$ —	$ —
Foreign exchange contracts	0.1	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(92.8)	(18.9)	(58.3)
Foreign exchange contracts	10.0	6.9	(0.7)
Equity contracts	3.4	2.0	(0.5)
Credit contracts	7.0	11.3	(4.8)
Managed custody guarantees	0.2	1.1	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(24.7)	(5.5)	4.9
Within annuity products(2)	105.3	119.3	(217.2)
Within reinsurance agreements(3)	54.0	—	—
Total	$ 62.7	$ 116.2	$ (275.5)

(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes
in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in the Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no Derivatives liabilities on the Consolidated
Balance Sheets. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31,
2013 and 2012, the maximum potential future exposure to the Company was $384.0 and $329.0 in credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions
that	are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 618.8	$ 51.3	$ —	$ 670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	— *	—	—	— *
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$ 55,962.8	$ 25,693.3	$ 283.6	$ 81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$ —	$ —	$ 23.1	$ 23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$ —	$ 162.6	$ 23.1	$ 185.7

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,093.4	$ 53.2	$ —	$ 1,146.6
U.S. Government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$ 50,365.4	$ 26,375.1	$ 254.8	$ 76,995.3

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$ —	$ —	$ 20.4	$ 20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$ 0.7	$ 346.1	$ 122.4	$ 469.2
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company
defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The
Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of
December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-
based pricing. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as
Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources.
For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts:Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level
3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the
Company's product guarantees includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-
free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer
("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld under the reinsurance agreement, accounted for under the deposit method.
As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level
3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						in to	out of	December	Included in
	January 1 Income OCI			Purchases	Issuances	Sales	Settlements Level 3(2)		Level 3(2)	31	Earnings(3)
Fixed maturities, including securities
pledged:
U.S. Government agencies and authorities	$ —	$ —	$ —	$ 5.1	$ —	$ —	$ —	$ —	$ —	$ 5.1	$ —
U.S. corporate, state and municipalities	154.6	(0.3)	0.4	— *	—	(6.0)	(4.3)	0.9	—	145.3	(0.3)
Foreign	24.6	— *	1.3	22.2	—	(1.9)	(10.7)	7.3	— *	42.8	— *
Residential mortgage-backed securities	9.1	(2.0)	(0.3)	17.5	—	—	—	—	(0.6)	23.7	(2.0)
Other asset-backed securities	33.2	2.3	(0.7)	—	—	(2.8)	(9.9)	—	(4.4)	17.7	0.9
Total fixed maturities, including securities
pledged	221.5	— *	0.7	44.8	—	(10.7)	(24.9)	8.2	(5.0)	234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)	1.4	—	—	— *	— *	34.5	(16.7)	35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(102.0)	108.2	—	(6.2)	—	—	—	—	—	—	—
FIA(1)	(20.4)	(2.7)	—	—	—	—	—	—	—	(23.1)	—
Other derivatives, net	— *	—	—	—	—	—	—	—	—	— *	—
Assets held in separate accounts(4)	16.3	0.1	—	16.0	—	(11.6)	—	2.2	(9.9)	13.1	—

*	Less than $0.1
(1)	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract- by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4)	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)									Gains
	Value	Included in:						Transfers Transfers		Fair Value	(Losses)
	as of	Net						in to	out of	as of	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements Level 3(2)		Level 3(2)	December 31	Earnings(3)
Fixed maturities, including
securities pledged:
U.S. Government agencies and
authorities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
U.S. corporate, state and
municipalities	129.1	(0.3)	(1.4)	0.4	—	—	(7.9)	38.3	(3.6)	154.6	(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed
securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including
securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Other derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities including securities pledged, equity securities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the
Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:
	Range(1)
Unobservable Input	FIA	Stabilizer / MCG
Interest rate implied volatility	—	0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%	-0.1% to 0.79%
Actuarial Assumptions:
Lapses	0% to 10% (2)	0% to 55%	(3)
Policyholder Deposits(4)	—	0% to 60%	(3)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and
MCG contracts as shown below:

					Range of
			Range of Lapse	Overall Range of	Policyholder
	Percentage of	Overall Range of	Rates for 85% of	Policyholder	Deposits for 85%
	Plans	Lapse Rates	Plans	Deposits	of Plans

Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%

Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%

Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%

(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:
	Range(1)
Unobservable Input	FIA	Stabilizer / MCG
Interest rate implied volatility	-	0.1% to 7.6%
Nonperformance risk	0.1% to 1.3%	0.1% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10% (2)	0% to 55%	(3)
Policyholder Deposits(4)	-	0% to 60%	(3)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more
"in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and
MCG contracts as shown below:

					Range of
			Range of Lapse	Overall Range of	Policyholder
	Percentage of	Overall Range of	Rates for 85% of	Policyholder	Deposits for 85%
	Plans	Lapse Rates	Plans	Deposits	of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

  An increase (decrease) in interest rate implied volatility
  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses
  A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

  Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

		December 31,
	2013		2012
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 20,705.8	$ 20,705.8	$ 21,455.2	$ 21,455.2
Equity securities, available-for-sale	134.9	134.9	142.8	142.8
Mortgage loans on real estate	3,396.1	3,403.9	2,872.7	2,946.9
Policy loans	242.0	242.0	240.9	240.9
Limited partnerships/corporations	180.9	180.9	179.6	179.6
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	529.7	529.7	1,229.3	1,229.3
Derivatives	464.4	464.4	512.7	512.7
Notes receivable from affiliates	175.0	186.4	175.0	194.3
Assets held in separate accounts	60,104.9	60,104.9	53,655.3	53,655.3
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred
annuities(1)	21,010.8	24,379.6	20,263.4	25,156.5
Supplementary contracts, immediate annuities and other	624.3	727.1	680.0	837.3
Derivatives:
Annuity product guarantees:
FIA	23.1	23.1	20.4	20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives	216.6	216.6	346.8	346.8
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(54.0)	(54.0)	—	—

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.
Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as
Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:
		DAC	VOBA	Total
Balance at January 1, 2011		$ 307.6	$ 864.2	$ 1,171.8
	Deferrals of commissions and expenses	79.8	8.5	88.3
	Amortization:
	Amortization	(71.5)	(125.1)	(196.6)
	Interest accrued(1)	31.9	70.5	102.4
	Net amortization included in the Consolidated Statements of Operations	(39.6)	(54.6)	(94.2)
	Change in unrealized capital gains/losses on available-for-sale securities	(12.9)	(224.5)	(237.4)
Balance at December 31, 2011		334.9	593.6	928.5
	Deferrals of commissions and expenses	79.1	8.1	87.2
	Amortization:
	Amortization	(72.1)	(152.6)	(224.7)
	Interest accrued(1)	31.1	62.5	93.6
	Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
	Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012		296.5	381.4	677.9
	Deferrals of commissions and expenses	71.3	7.2	78.5
	Amortization:
	Amortization	(69.7)	(83.6)	(153.3)
	Interest accrued(1)	34.0	61.0	95.0
	Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
	Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013		$ 476.2	$ 696.6	$ 1,172.8
(1) Interest accrued at the following rates for VOBA: 1.0% to 7.0% during 2013, 5.0% to 7.0% during 2012 and 5.0% to 7.0% during 2011.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2014		$ 62.7
2015			52.5
2016			46.8
2017			42.6
2018			40.6

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1. As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $9.2 billion and $9.3 billion, respectively.

7. Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2013, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the
Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 were maintained for this contract as of December 31,
2013 and 2012.

Reinsurance recoverable was comprised of the following as of the dates indicated:
	December 31,
	2013	2012
Claims recoverable from reinsurers	$ 2,016.7	$ 2,153.8
Reinsured amounts due to reinsurers	(0.4)	(0.3)
Other	0.3	0.2
Total	$ 2,016.6	$ 2,153.7

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Premiums:
Direct premiums	$ 37.4	$ 36.2	$ 34.0
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$ 37.3	$ 36.0	$ 33.9

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of
ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Connecticut Insurance Department
(the "Department") and consummation of the IPO of ING U.S., Inc., ILIAC paid an extraordinary dividend of $174.0 to its Parent.
In addition, on December 9, 2013, ILIAC paid an ordinary dividend of $90.0 to its Parent. During the year ended December 31,
2012, ILIAC paid an extraordinary distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend on its common stock or distribution of capital to its Parent. On December 16, 2013, October 15, 2012 and December
22, 2011, IFA paid a $60.0, $90.0 and $65.0 dividend, respectively, to ILIAC, its parent. During the year ended December 31,
2013, DSL did not pay any dividend to ILIAC. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent. During the year ended December 31, 2011, DSL did not pay any dividend to ILIAC.

During the years ended December 31, 2013 and 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC.
The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $175.2, $261.6 and $194.4, for the years ended December 31, 2013, 2012 and 2011, respectively.
Statutory capital and surplus was $2.0 billion and $1.9 billion as of December 31, 2013 and 2012, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2013	2012	2011
Fixed maturities, net of OTTI		$ 820.9	$ 2,190.9	$ 1,518.7
Equity securities, available-for-sale		15.5	13.5	13.1
Derivatives		133.0	215.2	173.7
DAC/VOBA and Sales inducements adjustments on available-for-sale
securities		(335.3)	(810.6)	(603.6)
Premium deficiency reserve adjustment		(82.4)	(152.6)	(64.8)
Unrealized capital gains (losses), before tax		551.7	1,456.4	1,037.1
Deferred income tax asset (liability)		(66.1)	(444.6)	(302.3)
Unrealized capital gains (losses), after tax		485.6	1,011.8	734.8
Pension and other postretirement benefits liability, net of tax		9.8	11.2	12.7
AOCI		$ 495.4	$ 1,023.0	$ 747.5

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,372.1)	$ 542.1 (4)	$ (830.0)
Equity securities	2.0	(0.7)	1.3
Other	—	—	—
OTTI	2.7	(0.9)	1.8
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(0.6)	0.2	(0.4)
DAC/VOBA and Sales inducements	475.3 (1)	(166.4)	308.9
Premium deficiency reserve adjustment	70.2	(24.6)	45.6
Change in unrealized gains/losses on available-for-sale
securities	(822.5)	349.7	(472.8)

Derivatives:
Derivatives	(79.5) (2)	27.9	(51.6)
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Consolidated Statements of Operations	(2.7)	0.9	(1.8)
Change in unrealized gains/losses on derivatives	(82.2)	28.8	(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2.2) (3)	0.8	(1.4)
Change in pension and other postretirement benefits
liability	(2.2)	0.8	(1.4)
Change in Other comprehensive income (loss)	$ (906.9)	$ 379.3	$ (527.6)

(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See "Note 10. Income Taxes" for additional information.

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 727.7	$ (250.3)	$ 477.4
Equity securities	0.4	(0.1)	0.3
Other	—	—	—
OTTI	10.6	(3.7)	6.9
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(66.1)	23.1	(43.0)
DAC/VOBA and Sales inducements	(207.0) (1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)	30.7	(57.1)
Change in unrealized gains/losses on available-for-sale
securities	377.8	(127.8)	250.0

Derivatives:
Derivatives	41.5 (2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Consolidated Statements of Operations	—	—	—
Change in unrealized gains/losses on derivatives	41.5	(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2.2) (3)	0.7	(1.5)
Change in pension and other postretirement benefits
liability	(2.2)	0.7	(1.5)
Change in Other comprehensive income (loss)	$ 417.1	$ (141.6)	$ 275.5
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-60

	ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

		Year Ended December 31, 2011
		Before-Tax		After-Tax
		Amount	Income Tax	Amount
	Available-for-sale securities:
	Fixed maturities	$ 677.8	$ (213.4) (4)	$ 464.4
	Equity securities	(7.9)	2.8	(5.1)
	Other	(0.1)	—	(0.1)
	OTTI	21.3	(7.5)	13.8
	Adjustments for amounts recognized in Net realized capital
	gains (losses) in the Consolidated Statements of Operations	(114.2)	40.0	(74.2)
	DAC/VOBA and Sales inducements	(241.2) (1)	84.4	(156.8)
	Premium deficiency reserve adjustment	(3.8)	1.3	(2.5)
	Change in unrealized gains/losses on available-for-sale
	securities	331.9	(92.4)	239.5

	Derivatives:
	Derivatives	173.2 (2)	(60.6)	112.6
	Adjustments related to effective cash flow hedges for
	amounts recognized in Net investment income in the
	Consolidated Statements of Operations	—	—	—
	Change in unrealized gains/losses on derivatives	173.2	(60.6)	112.6

	Pension and other postretirement benefits liability:
	Amortization of prior service cost recognized in Operating
	expenses in the Consolidated Statements of Operations	7.6 (3)	(2.7)	4.9
	Change in pension and other postretirement benefits
	liability	7.6	(2.7)	4.9
	Change in Other comprehensive income (loss)	$ 512.7	$ (155.7)	$ 357.0
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
	(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $22.0 valuation allowance. See "Note 10. Income Taxes" for additional information.

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.
			Year Ended December 31,
		2013	2012	2011
	Current tax expense (benefit):
	Federal	$ 144.6	$ 200.9	$ 60.3
	Total current tax expense (benefit)	144.6	200.9	60.3
	Deferred tax expense (benefit):
	Federal	62.4	(9.7)	(65.3)
	Total deferred tax expense (benefit)	62.4	(9.7)	(65.3)
	Total income tax expense (benefit)	$ 207.0	$ 191.2	$ (5.0)

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$ 490.5	$ 516.6	$ 315.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	171.7	180.8	110.4
Tax effect of:
Dividends received deduction	(26.6)	(18.6)	(37.0)
Valuation allowance	67.6	—	(87.0)
Audit settlements	(0.3)	(0.3)	3.7
Prior year tax	—	28.1	—
Other	(5.4)	1.2	4.9
Income tax expense (benefit)	$ 207.0	$ 191.2	$ (5.0)

For 2012, the difference between the income tax provision as computed and the federal statutory rate was primarily due to a decrease in our estimate of certain deferred tax assets. Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$ 166.7	$ 255.4
Investments	231.8	87.5
Postemployment benefits	67.3	50.6
Compensation and benefits	35.8	44.4
Other assets	—	24.5
Total gross assets before valuation allowance	501.6	462.4
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	490.5	451.3

Deferred tax liabilities
Net unrealized investment (gains) losses	(310.5)	(482.4)
Deferred policy acquisition costs	(124.1)	(143.8)
Value of business acquired	(243.8)	(332.2)
Other liabilities	(2.2)	—
Total gross liabilities	(680.6)	(958.4)
Net deferred income tax asset (liability)	$ (190.1)	$ (507.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2013 and 2012, the Company had valuation allowances of $130.4 and $62.8 respectively, that were allocated to continuing

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

operations, and $(119.3) and $(51.7) as of the end of each period that were allocated to Other comprehensive income. As of
December 31, 2013 and 2012, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

For the years ended December 31, 2013 and 2012, there were no total increases (decreases) in the valuation allowance. For the year ended December 31, 2011 there was a (decrease) of $(109.0). In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $67.6, $0.0 and $(87.0), respectively, in the valuation allowance that were allocated to operations.
In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $(67.6), $0.0 and $(22.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $74.1 and $32.1 for federal income taxes as of December 31, 2013 and 2012, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The
Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the
Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$ —	$ —	$ 23.0
Additions for tax positions related to prior years	—	—	4.5
Reductions for tax positions related to prior years	—	—	(4.5)
Reductions for settlements with taxing authorities	—	—	(23.0)
Balance at end of period	$ —	$ —	$ —

The Company had no unrecognized tax benefits for the years ended December 31, 2013 and 2012.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013 and 2012.

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through
2014.

11. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement
Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP")
formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4%
of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the
Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.5, $19.1 and $24.6 for the years ended December 31, 2013, 2012 and 2011, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING
NorthAmerica and its affiliates (excluding certain employees, including but not limited to CareerAgents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.
The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan
("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings
Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis.
INGNorthAmericamatchessuchpre-taxcontributions,uptoamaximumof6.0%ofeligiblecompensation. Matchingcontributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $9.7 and $9.8, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under
ING NorthAmerica SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance
and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the
"Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents").
The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan for the periods presented:

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$ 97.2	$ 98.7
Interest cost	3.8	4.4
Benefits paid	(7.8)	(9.3)
Actuarial (gains) losses on obligation	(9.1)	3.4
Benefit obligation, December 31	$ 84.1	$ 97.2

Amounts recognized on the Consolidated Balance Sheets consist of:
	December 31,
	2013	2012
Accrued benefit cost	$ (84.1)	$ (97.2)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(6.1)	(7.3)
Net amount recognized	$ (90.2)	$ (104.5)

Assumptions The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2013		2012
Discount rate		4.95%		4.05%
Rate of compensation increase		4.00%		4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:
	2013	2012		2011
Discount rate	4.05%		4.75%		5.50%
Rate of compensation increase	4.00%		4.00%		4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the periods presented:

	Year Ended December 31,
	2013	2012	2011
Interest cost	$ 3.8	$ 4.4	$ 5.0
Net (gain) loss recognition	(9.1)	3.4	16.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	—
The effect of any curtailment or settlement	—	—	2.2
Net periodic (benefit) cost	$ (6.5)	$ 6.6	$ 23.2

Cash Flows

In 2014, the employer is expected to contribute $6.1 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs andAgents Non-Qualified Plan, for the years ended December 31, 2014 through 2018 and thereafter through 2023, are estimated to be $6.1, $5.3, $5.2, $5.3, $5.5 and $27.8, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form ofAmerican Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan that upon vesting, will be issuable in ING
U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $17.0, $11.0 and $12.6 for the years ended
December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits of $6.0, $3.9 and $4.4 in 2013, 2012 and 2011, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

  The ING U.S. 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the ING U.S. 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.
  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants.
  In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
  The ING U.S. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
  The ING U.S. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2013, 2012 and 2011, were
$11.3, $11.9 and $9.9, respectively.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned
ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way,
Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD
Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate,
ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of
$10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2013 and 2012, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the
Consolidated Balance Sheets.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the
Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31,
2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $4.0, $4.9 and $5.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $466.8 and $314.9, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The
Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Other fixed maturities-state deposits	$ 13.1	$ 13.4
Securities pledged(1)	140.1	219.7
Total restricted assets	$ 153.2	$ 233.1

(1) Includes the fair value of loaned securities of $97.6 and $180.2 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the
Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company.
The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potentiallossesrequiressignificantmanagementjudgment. Itisnotpossibletopredicttheultimateoutcomeortoprovidereasonably
possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,
2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies
Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that ILIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. ILIAC denies the allegations and is vigorously defending this litigation. The Court conducted a bench trial of the liability issues, which concluded on October
3, 2013, and the Court has taken the matter under advisement.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14. Related Party Transactions Operating Agreements

ILIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and
2011, expenses were incurred in the amounts of $27.7, $27.0 and $22.8, respectively.
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $187.1, $183.5 and $180.6, respectively.
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31,
2007. For the years ended December 31, 2013, 2012 and 2011, net expenses related to the agreement were incurred in the amount of $22.6, $30.8 and $29.8, respectively.
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which
IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2013,
2012 and 2011, ILIAC's net earnings related to the agreement were in the amount of $8.2, $7.1 and $8.4, respectively.
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the IIM intercompany agreement was $30.5, $26.2 and $24.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance
withtheCompany'sexpenseandcostallocationmethods.Revenuesandexpensesrecordedasaresultoftransactionsandagreements
with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and
ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013,
2012 and 2011, commissions were collected in the amount of $242.1, $225.5 and $218.3, respectively. Such commissions are, in turn, paid to broker-dealers.
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of
Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1,
2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31,
2013, 2012 and 2011, expenses were incurred under these intercompany agreements in the aggregate amount of $230.5,
$212.3 and $207.9, respectively.
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under this service agreement in the amount of $3.4,
$3.2 and $3.2, respectively.
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which
DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING
Investors Trust ("ITT). For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $34.0, $27.0 and $23.3, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective January 1, 2014, ILIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed
Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New
York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $152.4, $135.0 and $103.2 (excludes fees paid to ING Investment Management Co.) in 2013, 2012 and
2011, respectively.

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund
Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2013, 2012 and 2011, revenue received by
DSL under these agreements (exclusive of fees paid to affiliates) was $418.2, $370.6 and $323.2, respectively. At December 31,
2013 and 2012, DSL had $36.5 and $25.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June
2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2013, 2012 and
2011, interest on any Company borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus
0.15%. During the years ended December 31, 2013, 2012 and 2011, interest on any ING U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Effective January
2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2013, 2012 and 2011.
The Company earned interest income of $0.0, $0.5 and $1.3 for the years ended December 31, 2013, 2012 and 2011, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidated Statements of Operations. As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on
December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2013, 2012 and 2011.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the
Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support
Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the "Dutch State
Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day (the
"TerminationAgreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support
Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20%
of the Alt-A RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March
14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

C-72

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2013
			-	Statements of Operations for the year ended December 31, 2013
			-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Balance Sheets as of December 31, 2013 and 2012
			-	Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011
			-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2013, 2012 and 2011
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2013, 2012 and 2011
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
			-	Notes to Consolidated Financial Statements
	(b)	Exhibits
		(1)		Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 033-75986, as filed on April 22, 1996.)
		(2)		Not Applicable.
		(3.1)		Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 033-
81216, as filed on April 22, 1996.)
		(3.2)		Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
033-75996, as filed on December 20, 2006.)
		(3.3)		Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 033-
81216, as filed on April 11, 2006.)
		(3.4)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
Directed Services LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-
4 (File No. 333-167680), as filed on February 11, 2011.
		(3.5)		Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between Directed Services LLC (DSL) and ING Life
Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-
167680, as filed on April 9, 2014).
		(3.6)		Intercompany Agreement dated December 22, 2010 between ING Investment
Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-
4, File No. 333-167680, as filed on February 11, 2011.)

(3.7)	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010
(effective January 1, 2010) between ING Investment Management LLC (IIM) and ING
Life Insurance and Annuity Company (ILIAC), (Incorporated herein by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-
167680, as filed on April 9, 2014).
(4.1)	Variable Annuity Contract (GM-VA-98). (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(4.2)	Variable Annuity Contract Certificate (GMC-VA-98). (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8,
1998.)
(4.3)	Variable Annuity Contract (GM-VA-98(NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No.
333-56297, as filed on August 30, 2000.)
(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 30, 2000.)
(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on September 14, 1998.)
(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 17, 1999.)
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-
56297, as filed on May 8, 2000.)
(4.8)	Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY). (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4,
File No. 333-56297, as filed on December 13, 2000.)
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 033-75962, as filed on April 8, 2002.)
(5)	Variable Annuity Contract Application (9.5.89-6(9/98). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 4, 1998.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 033-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 033-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of
May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on
December 14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February
11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April
4, 2000.)
(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 033-75988, as filed on April 13, 2004.)

(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as
filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4,
File No. 333-01107, as filed on April 4, 2000.)
(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 033-75988, as filed on April 13, 2004.)
(8.13)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING
Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance
Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products
Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.14)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by
and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.

(8.15)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 033-
75962, a filed on July 27, 2007.)
(8.16)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)
(8.17)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004.)
(8.18)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation (Incorporated herein by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.)
(8.19)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 (Incorporated herein by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.)
(8.20)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 (Incorporated herein by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.)
(8.21)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 033-23512, as
filed on August 1, 2003.)
(8.22)	Amendment dated October 9, 2006 to the Participation Agreement dated April30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. (Incorporated herein by reference to Post-effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.)
(8.23)	Fund Participation Agreement dated as of May 1, 2001, among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 333-01107, as filed on July 13, 2001.)
(8.24)	Amendment dated August 30, 2002, between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001.
(Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 033-75988, as filed on April 10, 2003.)
(8.25)	Administrative and Shareholder Services Agreement dated April 1, 2001, between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable Products Trust.). (Incorporated herein by reference to Post-effective
Amendment No. 28 to Registration statement on Form N-4, File No. 033-75988, as filed on April 10, 2003.)

(8.26)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 033-75962, as filed on April 8, 2002.)
(8.27)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 033-
75962, as filed on April 8, 2002.)
(8.28)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 033-75988, as filed on April 10, 2003.)
(8.29)	Amendment dated November 1, 2004, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May
1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.30)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 033-81216, as filed on April 11, 2006.)
(8.31)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 033-
81216, as filed on April 11, 2006.)
(8.32)	Amendment dated December 7, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 033-81216, as filed on April 11, 2006.)
(8.33)	Amendment dated April 28, 2006, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001, and subsequently amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7 2005.
(Incorporated herein by reference to Initial Registration Statement on Form N-4, File No.
333-134760, as filed on June 6, 2006.)
(8.34)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 333-75962, as filed on April 8, 2002.)
(8.35)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 333-75962, as filed on April 8, 2002.)

(8.36)	Amendment dated May 1, 2003, by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class
Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4, File No. 033-75988, as filed on April 1, 2003.)
(8.37)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.
(Incorporated herein by reference to Initial Registration Statement on Form N-4, File No.
333-134760, as filed on June 6, 2006.)
(8.38)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 033-81216, as filed on April 11,
2006.)
(8.39)	Amendment dated December 7, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002, May 1, 2003,
November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-134760, as filed on June 6, 2006.)
(8.40)	Amendment dated April 28, 2006, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-134760, as filed on
June 6, 2006.)
(8.41)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4, File No. 033-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 033-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
Mary (Maliz) E. Beams*	One Orange Way	Director and President
Windsor, CT 06095-4774
Steven T. Pierson*	5780 Powers Ferry Road, NW	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Mark B. Kaye*	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Michael S. Smith*	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen*	230 Park Avenue	Director, Executive Vice President,
	New York, NY 10169	Finance

Chetlur S. Ragavan*	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.*	230 Park Avenue	Director
New York, NY 10169
Tina A. Campbell	30 Braintree Hill Office Park, Flrs 2-4	Senior Vice President and Deputy
	Braintree, MA 02184	General Counsel
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Green	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT, 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, NW	Senior Vice President
Atlanta, GA 30327-4390
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT, 06095-4774	Officer

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney Exhibit 14, attached.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity Company
(File No. 033-75996), as filed with the Securities and Exchange Commission on April 11, 2014.

Item 27.	Number of Contract Owners
As of February 28, 2014, there were 5,962 qualified contract owners and 4,026 non-qualified contract owners.

Item 28. Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.
The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a. “Financial
Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
	(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for Variable Life Account B of ING Life Insurance
and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity
Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a
separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar
Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar
Variable Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and
C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H, and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of
New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity
Funds M and P (a management investment company registered under the1940 Act).

	(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Principal
Underwriter
Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President , Tax
Atlanta, GA 30327
David S. Pendergrass	5780 Powers Ferry Road, NW	Vice President and Treasurer
Atlanta, GA 30327
Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

(c)	Compensation from January 1, 2013 to December 31, 2013:

(1)	(2)	(3)	(4)	(5)
	Net
Name of	Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial
Advisers, LLC				$1,889,839.98

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2013.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal
Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as
amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August
30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; SEC No-Action Letter, 2012 WL
3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section
403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-
Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

`

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 14th day of
April, 2014.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President and Director (Principal Executive Officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2014.

Signatures	Titles

Mary (Maliz) E. Beams*	President and Director
Mary (Maliz) E. Beams	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Mark B. Kaye*	Senior Vice President and Chief Financial Officer
Mark B. Kaye	(principal financial officer)

Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Chetlur S. Ragavan *	Director
Chetlur S. Ragavan

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director
Rodney O. Martin

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
Item	Exhibit	Type#
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(14)	Powers of Attorney	EX-99.B14